UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04416

                                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                    Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C    F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

A u g u s t    3 1 ,    2 0 1 7    ( U n a u d i t e d )

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —

Floating Rate Note. The rate shown is the rate in effect on August 31, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

GMTN — Global Multi-Currency Note

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

STRB — Special Tax Revenue Bond

UCITS — Undertakings For Collective Investment In Transferable Securities

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

US0012M — ICE LIBOR USD 12 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

VRDN —

Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2017, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 33.0%
Consumer Discretionary — 4.1%
Adtalem Global Education	86	$3
BorgWarner	730	34
Bright Horizons Family Solutions*	89	7
Burlington Stores*	350	30
Camping World Holdings, Cl A	307	11
Cavco Industries*	54	7
Churchill Downs	54	11
Comcast, Cl A	1,910	78
Dana	231	6
Dollar Tree*	470	37
Dorman Products*	199	13
Fox Factory Holding*	236	9
Home Depot	970	145
Installed Building Products*	208	12
LCI Industries	205	20
Lithia Motors, Cl A	227	25
Madison Square Garden, Cl A*	74	16
McDonald’s	790	126
Mohawk Industries*	240	61
Omnicom Group	410	30
Papa John’s International	45	3
Party City Holdco*	187	3
Pinnacle Entertainment*	259	5
Red Rock Resorts, Cl A	259	6
Standard Motor Products	107	5
Taylor Morrison Home, Cl A*	387	8
Thor Industries	520	56
Toll Brothers	1,210	47
Wolverine World Wide	133	4
Wyndham Worldwide	440	44
Yum China Holdings*	930	33

		895

Consumer Staples — 2.3%
Altria Group	1,710	108
Central Garden & Pet, Cl A*	89	3
Constellation Brands, Cl A	240	48
Dr Pepper Snapple Group	280	25
General Mills	570	30
HRG Group*	165	3
Kimberly-Clark	634	78
PepsiCo	1,391	161
Pinnacle Foods	720	43
SpartanNash	187	5

		504

Energy — 0.6%
Exxon Mobil	1,105	84
Par Pacific Holdings*	219	4
PBF Energy, Cl A#	169	4
Valero Energy	600	41

		133

Financials — 6.0%
Ameriprise Financial	310	43
AMERISAFE	166	9
Astoria Financial	169	3
Bank of America	3,580	86
Bank of the Ozarks	519	22
Banner	62	3
Capital Bank Financial, Cl A	169	6

	Number of Shares	Value (000)

CenterState Banks	151	$4
Cincinnati Financial	470	36
Credit Acceptance*#	88	24
Cullen	360	30
Diamond Hill Investment Group*	45	9
Eagle Bancorp*	353	22
Employers Holdings	169	7
FBL Financial Group, Cl A	53	4
First Busey	187	5
First Financial Bancorp	214	5
First Merchants	107	4
First Midwest Bancorp	125	3
Guaranty Bancorp	286	7
Home BancShares	554	13
Huntington Bancshares	5,190	65
Invesco Mortgage Capital REIT	379	7
JPMorgan Chase	1,618	147
KeyCorp	2,770	48
LegacyTexas Financial Group	489	18
Mastercard, Cl A	280	37
MFA Financial REIT	679	6
Morgan Stanley	1,880	86
National General Holdings	549	9
Old National Bancorp	366	6
PRA Group*	550	16
Principal Financial Group	1,260	79
Prudential Financial	858	88
RLI	281	15
S&P Global	350	54
South State	89	7
SunTrust Banks	1,210	67
T. Rowe Price Group	1,330	112
U.S. Bancorp	1,260	65
Wells Fargo	809	41
WSFS Financial	107	5

		1,323

Healthcare — 4.6%
Abbott Laboratories	1,830	93
AbbVie	480	36
Agilent Technologies	630	41
Amgen	680	121
AMN Healthcare Services*	460	17
Baxter International	550	34
Biogen*	140	44
Cantel Medical	107	9
Celgene*	260	36
Concert Pharmaceuticals*	304	5
Cotiviti Holdings*	107	4
Dyax* (A) Δ	677	1
Edwards Lifesciences*	330	37
Glaukos*	98	4
HealthSouth	107	5
ICU Medical*	18	3
INC Research Holdings, Cl A*	53	3
Inovalon Holdings, Cl A*#	268	4
Ironwood Pharmaceuticals*	393	6
Johnson & Johnson	917	121
Medidata Solutions*	71	5
Merck	1,261	81
Natus Medical*	98	3
Neogen*	341	23

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
NuVasive*	62	$4
PAREXEL International*	107	9
Pfizer	1,831	62
PRA Health Sciences*	127	10
Providence Service*	63	3
Sarepta Therapeutics*	123	5
Stryker	230	33
Supernus Pharmaceuticals*	176	8
Thermo Fisher Scientific	180	34
U.S. Physical Therapy	80	5
UnitedHealth Group	510	101
Vanda Pharmaceuticals*	437	8
Vocera Communications*	205	6

		1,024

Industrials — 4.3%
3M	250	51
Alamo Group	133	12
Allison Transmission Holdings	1,390	48
American Woodmark*	31	3
Barnes Group	104	6
Colfax*	145	6
Comfort Systems USA	142	5
CSX	620	31
Cummins	220	35
Curtiss-Wright	53	5
Douglas Dynamics	81	3
Dycom Industries*	38	3
EnerSys	342	22
Exponent	222	15
General Dynamics	460	93
Genesee & Wyoming, Cl A*	73	5
GP Strategies*	213	6
HEICO	334	29
Honeywell International	810	112
Illinois Tool Works	530	73
Insperity	175	14
John Bean Technologies	140	12
KLX*	185	9
Lockheed Martin	160	49
Moog, Cl A*	107	8
Multi-Color	58	5
Northrop Grumman	130	35
On Assignment*	329	16
Parker-Hannifin	300	48
Patrick Industries*	156	12
Raytheon	210	38
RBC Bearings*	38	4
Regal Beloit	73	6
Rockwell Automation	280	46
SP Plus*	160	6
TriNet Group*	142	5
United Technologies	280	34
Universal Forest Products	149	13
WageWorks*	262	15
Willdan Group*	108	3

		941

Information Technology — 6.7%
Alphabet, Cl A*	135	129
Alteryx, Cl A*#	212	5

	Number of Shares	Value (000)

Analog Devices	570	$48
Anixter International*	71	5
Apple	1,699	279
Applied Materials	950	43
Aspen Technology*	44	3
Box, Cl A*	315	6
CACI International, Cl A*	27	3
CDW	870	55
Cisco Systems	2,942	95
Cognizant Technology Solutions, Cl A	590	42
CoreLogic*	118	5
Entegris*	214	5
Envestnet*	71	3
ePlus*	86	7
Facebook, Cl A*	850	146
Intel	2,050	72
Kulicke & Soffa Industries*	266	5
Lam Research	200	33
Littelfuse	36	7
Match Group*#	193	4
Microsoft	1,672	125
MKS Instruments	59	5
Oracle	670	34
OSI Systems*	167	14
Paychex	540	31
Qualys*	80	4
RealPage*	179	8
Sanmina*	196	7
Silicon Laboratories*	57	4
Take-Two Interactive Software*	70	7
Tech Data*	88	10
Texas Instruments	1,670	138
Total System Services	840	58
Tyler Technologies*	90	15
Virtusa*	181	7
WebMD Health*	90	6
WEX*	118	13

		1,486

Materials — 1.5%
Air Products & Chemicals	210	30
Balchem	171	13
Berry Global Group*	1,011	57
Cabot	49	3
Dow Chemical	1,680	112
Innophos Holdings	196	9
International Paper	530	29
Minerals Technologies	71	4
Neenah Paper	140	11
PolyOne	98	3
Sherwin-Williams	140	47
Silgan Holdings	224	7

		325

Real Estate — 1.1%
Agree Realty REIT	151	8
CareTrust REIT	312	6
CorEnergy Infrastructure Trust REIT	128	4
Extra Space Storage REIT	540	42
InfraREIT	205	5
Lamar Advertising, Cl A REIT	670	45
Potlatch REIT	169	8

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — continued
Prologis REIT	1,110	$70
PS Business Parks REIT	32	4
RE/MAX Holdings, Cl A	111	7
Realogy Holdings	174	6
Summit Hotel Properties REIT	330	5
Welltower REIT	400	29

		239

Telecommunication Services — 0.6%
AT&T	1,157	43
Boingo Wireless*	259	5
T-Mobile USA*	520	34
Verizon Communications	1,200	58

		140

Utilities — 1.2%
American Electric Power	520	38
American Water Works	600	49
DTE Energy	390	44
El Paso Electric	89	5
NextEra Energy	358	54
NRG Yield, Cl C	215	4
SJW Group	98	5
Southwest Gas Holdings	55	4
WGL Holdings	34	3
Xcel Energy	1,010	50

		256

Total Common Stocks
(Cost $5,281)		7,266

FOREIGN COMMON STOCKS — 2.8%
Consumer Discretionary — 0.9%
Carnival (Panama)	2,070	143
Helen of Troy (Bermuda)*	98	9
JD.com, ADR (Cayman Islands)*	1,120	47
Liberty Global PLC, Cl A (United Kingdom)*	187	5

		204

Consumer Staples — 0.0%
Adecoagro SA (Luxembourg)*	348	4
Fresh Del Monte Produce (Cayman Islands)	89	4

		8

Energy — 0.8%
GasLog (Bermuda)	312	5
TOTAL SA, ADR (France)	1,360	71
TransCanada (Canada)	1,742	88

		164

Financials — 0.1%
Argo Group International Holdings (Bermuda)	99	6
Essent Group (Bermuda)*	107	4
IRF European Finance Investments (Bermuda)* (A) Δ	31,579	–
OneBeacon Insurance Group, Cl A (Bermuda)	151	3

		13

Healthcare — 0.0%
ICON PLC (Ireland)*	27	3

Industrials — 0.2%
Ingersoll-Rand PLC (Ireland)	620	53

	Number of Shares	Value (000)

Information Technology — 0.6%
Broadcom (Singapore)	230	$58
EVERTEC (Puerto Rico)	250	5
Ichor Holdings (Cayman Islands)*	190	4
Novanta (Canada)*	208	8
Open Text (Canada)	76	3
TE Connectivity (Switzerland)	770	61

		139

Real Estate — 0.2%
Colliers International Group (Canada)	215	11
FirstService (Canada)	285	20

		31

Utilities — 0.0%
Pampa Energia SA, ADR (Argentina)*	76	5

Total Foreign Common Stocks
(Cost $630)		620

EXCHANGE-TRADED FUNDS — 8.5%
iShares MSCI EAFE Value ETF†	15,353	814
SPDR® S&P 500® ETF Trust	4,270	1,057

Total Exchange-Traded Funds
(Cost $1,564)		1,871

MASTER LIMITED PARTNERSHIPS — 0.2%
Energy — 0.2%
Alliance Resource Partners LP#	286	5
Cheniere Energy Partners LP	223	6
Magellan Midstream Partners LP	410	28

		39

Financials — 0.0%
Ares Management LP	205	4

Total Master Limited Partnerships
(Cost $38)		43

MUTUAL FUND — 12.7%
PNC International Growth Fund, Class I Shares†	209,401	2,800

Total Mutual Fund
(Cost $2,146)		2,800

See Notes to Schedules of Investments.

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.0%
Automotive — 1.9%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$115	$114
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A 1.420%, 11/15/18	16	16
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	25	25
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3 1.390%, 04/15/20	35	35
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	70	70
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	60	60
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.750%, 10/15/21	90	90

		410

Credit Cards — 1.1%
BA Credit Card Trust,
Series 2015-A2, Cl A 1.360%, 09/15/20	100	100
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	35	35
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3 1.340%, 04/15/22	115	114

		249

Total Asset-Backed Securities
(Cost $661)		659

CORPORATE BONDS — 16.1%
Automotive — 0.4%
Ford Motor 4.346%, 12/08/26	30	31
General Motors 6.600%, 04/01/36	10	12
5.150%, 04/01/38	5	5
General Motors Financial 3.200%, 07/13/20	15	15
Goodyear Tire & Rubber 4.875%, 03/15/27	15	15

		78

Cable — 0.4%
CBS 4.600%, 01/15/45	20	21
Charter Communications Operating LLC 6.384%, 10/23/35	35	40
Thomson Reuters 1.650%, 09/29/17	35	35

		96

	Par (000)	Value (000)

Consumer Discretionary — 0.2%
Hasbro 6.300%, 09/15/17	$30	$30
Hilton Worldwide Finance LLC 4.625%, 04/01/25	15	16

		46

Consumer Services — 0.3%
Avon Products 7.000%, 03/15/23	25	22
Graham Holdings 7.250%, 02/01/19	20	21
Sotheby’s 5.250%, 10/01/22 144A	25	26

		69

Consumer Staples — 0.4%
Kroger 6.150%, 01/15/20	40	44
4.450%, 02/01/47	10	9
WhiteWave Foods 5.375%, 10/01/22	30	34

		87

Energy — 1.7%
Andeavor 5.375%, 10/01/22	25	26
Boardwalk Pipelines LP
3.375%, 02/01/23	25	25
5.950%, 06/01/26	15	17
BP Capital Markets PLC
3.224%, 04/14/24	45	46
ConocoPhillips 6.500%, 02/01/39	15	20
Energy Transfer LP 4.050%, 03/15/25	25	25
6.125%, 12/15/45	15	16
HollyFrontier 5.875%, 04/01/26	35	38
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	25	30
Newfield Exploration 5.375%, 01/01/26	15	16
Petroleos Mexicanos 4.250%, 01/15/25	25	25
Phillips 66 4.650%, 11/15/34	25	27
Rowan 4.875%, 06/01/22	40	36
Valero Energy 3.400%, 09/15/26	20	20

		367

Financials — 4.5%
American Express 2.500%, 08/01/22	25	25
Bank of America 6.250%, 09/29/49 (B)	25	28
Bank of America (GMTN) 2.000%, 01/11/18	45	45
Bank of America (MTN)
4.000%, 04/01/24	25	27

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
4.200%, 08/26/24	$30	$32
3.248%, 10/21/27	10	10
BankUnited 4.875%, 11/17/25	20	21
Bear Stearns LLC 7.250%, 02/01/18	35	36
Capital One Financial 2.500%, 05/12/20	40	40
Citigroup 2.150%, 07/30/18	30	30
4.450%, 09/29/27	20	21
6.250%, 12/29/49 (B)	25	28
Credit Suisse AG (GMTN) 5.400%, 01/14/20	35	38
Deutsche Bank AG 2.950%, 08/20/20	30	30
4.250%, 10/14/21	15	16
Goldman Sachs Group 2.350%, 11/15/21	55	55
HSBC Holdings PLC 5.100%, 04/05/21	40	44
JPMorgan Chase 2.400%, 06/07/21	45	45
3.882%, 07/24/38 (B)	35	35
7.900%, 12/29/49 (B)	25	26
Morgan Stanley (GMTN) 2.500%, 04/21/21	45	45
Morgan Stanley (MTN)
2.625%, 11/17/21	15	15
4.100%, 05/22/23	20	21
Royal Bank of Canada
2.100%, 10/14/20	80	80
Royal Bank of Scotland Group PLC 6.000%, 12/19/23	40	44
Santander UK Group Holdings PLC (GMTN) 3.125%, 01/08/21	35	36
US Bancorp 5.300%, 04/15/49 (B)	20	22
Visa 4.150%, 12/14/35	25	27
Wells Fargo 3.069%, 01/24/23	15	15
5.900%, 12/29/49 (B)	25	27
Westpac Banking 2.250%, 07/30/18	30	30

		994

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	50	56
Constellation Brands 3.875%, 11/15/19	20	21
6.000%, 05/01/22	20	23
Kraft Heinz Foods 5.200%, 07/15/45	15	16

		116

Healthcare — 1.2%
Abbott Laboratories 3.750%, 11/30/26	35	36

	Par (000)	Value (000)

Allergan Funding SCS 3.450%, 03/15/22	$25	$26
Amgen 2.650%, 05/11/22	15	15
4.400%, 05/01/45	25	26
HCA 5.875%, 03/15/22	25	28
Johnson & Johnson 3.550%, 03/01/36	35	36
Select Medical 6.375%, 06/01/21	10	10
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	25	25
Teva Pharmaceutical Finance III BV 2.800%, 07/21/23	15	14
3.150%, 10/01/26#	40	37

		253

Industrials — 0.9%
Ball 4.000%, 11/15/23	20	20
Cintas No 2 4.300%, 06/01/21	35	38
CNH Industrial NV 4.500%, 08/15/23	30	32
General Electric 4.125%, 10/09/42	30	32
KLX 5.875%, 12/01/22 144A	25	26
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	25	28
PulteGroup 7.875%, 06/15/32	25	29

		205

Information Technology — 0.1%
VeriSign 4.625%, 05/01/23	25	26

Insurance — 0.5%
Berkshire Hathaway Finance 4.250%, 01/15/21	25	27
MetLife 6.400%, 12/15/66	20	23
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	25	28
XLIT 4.450%, 03/31/25	35	37

		115

Materials — 0.4%
Caterpillar Financial Services (MTN) 2.100%, 01/10/20	25	25
Freeport-McMoRan 6.875%, 02/15/23	20	22
Huntsman International LLC 4.875%, 11/15/20	10	11
Sherwin-Williams 2.750%, 06/01/22	25	25

		83

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate — 0.7%
American Campus Communities Operating
Partnership LP 3.750%, 04/15/23	$35	$36
Crown Castle International 3.650%, 09/01/27	25	25
Realty Income 5.375%, 09/15/17	25	25
Spirit Realty LP 4.450%, 09/15/26	45	46
VEREIT Operating Partnership LP 3.950%, 08/15/27	25	25

		157

Retail — 1.2%
Amazon.com 4.250%, 08/22/57 144A	40	42
CVS Health 3.500%, 07/20/22	25	26
Hanesbrands 4.625%, 05/15/24 144A	25	26
Penske Automotive Group 5.375%, 12/01/24	25	25
Priceline Group 2.750%, 03/15/23	10	10
3.600%, 06/01/26	35	36
Under Armour 3.250%, 06/15/26	30	28
Wal-Mart Stores 5.625%, 04/01/40	25	32
Wolverine World Wide 5.000%, 09/01/26 144A	30	30

		255

Technology — 1.0%
Activision Blizzard 2.300%, 09/15/21	40	40
Amphenol 2.550%, 01/30/19	30	30
Apple 3.850%, 05/04/43	35	36
Avnet 4.625%, 04/15/26	25	26
KLA-Tencor 4.125%, 11/01/21	45	48
Microsoft 3.450%, 08/08/36	35	35

		215

Telecommunications — 0.8%
AT&T 4.450%, 04/01/24	30	32
4.900%, 08/14/37	20	20
4.750%, 05/15/46	25	24
5.700%, 03/01/57	15	16
Nokia OYJ 3.375%, 06/12/22	10	10
T-Mobile USA 4.000%, 04/15/22	20	21

	Par (000)	Value (000)

Verizon Communications 4.500%, 08/10/33	$60	$61

		184

Transportation — 0.3%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	25	29
FedEx 3.900%, 02/01/35	25	25
Hertz 7.625%, 06/01/22 144A	10	10

		64

Utilities — 0.6%
Alabama Power 2.450%, 03/30/22	30	30
Berkshire Hathaway Energy 6.125%, 04/01/36	20	26
Dominion Energy 1.400%, 09/15/17	35	35
NextEra Energy Capital Holdings 2.056%, 09/01/17	25	25
NiSource Finance 3.490%, 05/15/27	25	26

		142

Total Corporate Bonds
(Cost $3,434)		3,552

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	45	54

Total Municipal Bond
(Cost $52)		54

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.1%
Mexico — 0.1%
Mexico Government International Bond (GMTN) 4.750%, 03/08/44	20	21

Total Other Government and Agency Obligation
(Cost $18)		21

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.5%
Federal Home Loan Mortgage Corporation — 0.9%
4.000%, 10/01/43	92	98
4.000%, 10/01/44	90	96

		194

Federal National Mortgage Association — 7.7%
5.500%, 07/01/33	2	3
5.500%, 05/01/35	17	18
5.000%, 08/01/40	109	120
4.500%, 06/01/40	77	84
4.500%, 03/01/41	70	76
4.000%, 03/01/26	19	20
4.000%, 12/01/40	68	72
4.000%, 01/01/41	85	91

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 01/01/26	$73	$76
3.500%, 10/01/26	50	52
3.500%, 11/01/29	48	50
3.500%, 03/01/41	80	83
3.500%, 08/01/42	119	124
3.500%, 02/01/43	94	98
3.500%, 08/01/44	133	139
3.500%, 07/01/46	75	78
3.000%, 06/01/28	53	55
3.000%, 11/01/42	136	138
3.000%, 04/01/43	99	100
3.000%, 05/01/43	127	129
2.500%, 11/01/27	98	100

		1,706

Government National Mortgage Association — 0.9%
4.000%, 09/15/41	68	72
4.000%, 10/20/43	38	40
3.500%, 07/15/42	33	35
3.500%, 12/20/42	45	48

		195

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $2,055)		2,095

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds — 3.0%
4.500%, 02/15/36	175	230
3.750%, 08/15/41	225	270
2.500%, 02/15/45	175	167

		667

U.S. Treasury Inflation Indexed Bond — 0.7%
0.125%, 07/15/24	144	144

		144

U.S. Treasury Notes — 8.0%
2.500%, 08/15/23	10	10
2.375%, 08/15/24	20	21
2.250%, 11/15/25	200	203
2.125%, 09/30/21	285	291
2.000%, 02/28/21	300	305
1.750%, 10/31/20	290	292
1.750%, 03/31/22	90	90
1.625%, 12/31/19	145	146
1.625%, 08/15/22	330	329
1.625%, 05/15/26	70	67
1.500%, 12/31/18	5	5

		1,759

Total U.S. Treasury Obligations
(Cost $2,517)		2,570

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.0%
PNC Government Money Market Fund,
Class I Shares 0.874%† (C)	440,113	$440

Total Money Market Fund
(Cost $440)		440

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.8%
(Cost $18,836)		21,991
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%

Affiliated Money Market Fund — 0.3%
PNC Government Money Market Fund,
Class I Shares 0.874%† (C)	72,779	73

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.896% (C)	4,002	4

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $77)		77

TOTAL INVESTMENTS — 100.1%
(Cost $18,913)**		22,068

Other Assets & Liabilities – (0.1)%		(23)

TOTAL NET ASSETS — 100.0%		$22,045

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $18,982.

Gross unrealized appreciation (000)	$3,290
Gross unrealized depreciation (000)	(204)

Net unrealized appreciation (000)	$3,086

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $75 (000).
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of August 31, 2017.
(B)	Fixed to floating rate investment. The rate shown is the fixed rate, which is the rate in effect on August 31, 2017, and the date shown is the final maturity date, not the reset date.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $245 (000) and represents 1.1% of net assets as of August 31, 2017.

Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$659	$–	$659
Common Stocks	7,265	–	1	7,266
Corporate Bonds	–	3,552	–	3,552
Exchange-Traded Funds	1,871	–	–	1,871
Foreign Common Stocks:
Argentina	5	–	–	5
Bermuda	27	–	–	27
Canada	130	–	–	130
Cayman Islands	55	–	–	55
France	71	–	–	71
Ireland	56	–	–	56
Luxembourg	4	–	–	4
Panama	143	–	–	143
Puerto Rico	5	–	–	5
Singapore	58	–	–	58
Switzerland	61	–	–	61
United Kingdom	5	–	–	5
Master Limited Partnerships	43	–	–	43
Money Market Fund	440	–	–	440
Municipal Bond	–	54	–	54
Mutual Fund	2,800	–	–	2,800
Other Government and Agency Obligation	–	21	–	21
Short-Term Investments Purchased with Collateral From Securities Loaned	77	–	–	77
U.S. Government Agency Mortgage-Backed Obligations	–	2,095	–	2,095
U.S. Treasury Obligations	–	2,570	–	2,570

Total Assets - Investments in Securities	$13,116	$8,951	$1	$22,068

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    E m e r g i n g    M a r k e t s    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.9%
Consumer Discretionary — 11.5%
AmRest Holdings SE (Poland)*	562	$56
Arcelik AS (Turkey)	12,026	84
CCC SA (Poland)	1,304	96
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	5,500	66
Gourmet Master (Taiwan)	15,400	183
Hota Industrial Manufacturing (Taiwan)	43,212	203
Loen Entertainment (South Korea)	1,892	135
Mando (South Korea)	637	136
Naspers, Cl N (South Africa)	545	123
Nokian Renkaat OYJ (Finland)	4,687	198
TAL Education Group, ADR (China)*	5,031	153

		1,433

Consumer Staples — 3.7%
BIM Birlesik Magazalar AS (Turkey)	7,582	168
Jeronimo Martins SGPS SA (Portugal)	5,156	103
M Dias Branco SA (Brazil)	8,610	134
Vietnam Dairy Products JSC (Vietnam)	8,290	54

		459

Energy — 0.6%
Tenaris SA, ADR (Argentina)	2,974	79

Financials — 16.5%
AIA Group (China)	24,400	188
Bank Central Asia Tbk PT (Indonesia)	79,700	113
BGEO Group PLC (Georgia)	2,097	94
Capitec Bank Holdings (South Africa)	1,239	86
China Merchants Bank, Cl H (China)	63,261	239
Equity Group Holdings (Kenya)	164,700	70
Erste Group Bank AG (Austria)*	5,318	225
Grupo Supervielle SA, ADR (Argentina)	6,237	127
HDFC Bank, ADR (India)	2,466	240
OTP Bank PLC (Hungary)	6,801	277
Ping An Insurance Group of China, Cl H (China)	26,366	210
Srisawad PCL (Thailand)	122,996	190

		2,059

Healthcare — 10.3%
CSPC Pharmaceutical Group (China)	76,000	119
Hypermarcas SA (Brazil)	16,859	157
Medy-Tox (South Korea)	452	228
NMC Health PLC (United Arab Emirates)	6,598	233
Richter Gedeon Nyrt (Hungary)	9,699	253
Samsung Biologics (South Korea)* 144A	673	170
Sino Biopharmaceutical (China)	145,000	127

		1,287

Industrials — 6.9%
Airports of Thailand PCL (Thailand)	85,200	140
Airtac International Group (Taiwan)	14,626	204
Aselsan Elektronik Sanayi Ve Ticaret AS (Turkey)	31,306	245
Blue Bird Tbk PT (Indonesia)	157,604	56
Malaysia Airports Holdings Bhd (Malaysia)	40,800	86
Pembangunan Perumahan Persero Tbk PT (Indonesia)	235,171	50
Wizz Air Holdings PLC (Hungary)* 144A	1,947	74

		855

	Number of Shares	Value (000)

Information Technology — 34.4%
Alibaba Group Holding, ADR (China)*	4,017	$690
Chinasoft International (China)*	219,392	117
Delta Electronics (Taiwan)	12,198	67
Largan Precision (Taiwan)	831	161
Mail.Ru Group, GDR (Russia)*	4,500	133
MercadoLibre (Argentina)	509	132
My EG Services Bhd (Malaysia)	296,900	148
NAVER (South Korea)	135	91
NCSoft (South Korea)	389	133
Samsung Electronics (South Korea)	255	525
Samsung SDI (South Korea)	1,458	255
Silergy (Taiwan)	7,000	156
Taiwan Semiconductor Manufacturing (Taiwan)	61,147	440
Tencent Holdings (China)	18,504	779
Weibo, ADR (China)*	2,872	290
Yandex NV, Cl A (Russia)*	5,510	165

		4,282

Materials — 3.5%
Cahya Mata Sarawak Bhd (Malaysia)	50,200	48
Randgold Resources, ADR (Jersey)	1,230	126
SK Materials (South Korea)	502	81
Vedanta, ADR (India)	9,017	177

		432

Real Estate — 4.3%
Ayala Land (Philippines)	147,400	121
Central Pattana PCL (Thailand)	92,385	200
Emaar Properties PJSC (United Arab Emirates)	56,133	130
Yanlord Land Group (Singapore)	70,100	90

		541

Telecommunication Services — 3.2%
Safaricom (Kenya)	553,500	137
Telekomunikasi Indonesia
Persero Tbk PT, ADR (Indonesia)	3,247	115
Turkcell Iletisim Hizmetleri AS, ADR (Turkey)	15,311	145

		397

Total Foreign Common Stocks
(Cost $9,536)		11,824

EXCHANGE-TRADED FUND — 1.1%
iShares MSCI Thailand Capped ETF†#	1,593	132

Total Exchange-Traded Fund
(Cost $125)		132

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.1%
PNC Government Money Market Fund, Class I Shares 0.874%† (A)	513,388	$513

Total Money Market Fund
(Cost $513)		513
TOTAL INVESTMENTS — 100.1%
(Cost $10,174)**		12,469
Other Assets & Liabilities – (0.1)%		(7)
TOTAL NET ASSETS — 100.0%		$12,462

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 10,174.

Gross unrealized appreciation (000)	$2,384
Gross unrealized depreciation (000)	(89)

Net unrealized appreciation (000)	$2,295

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $124 (000). The required collateral ($126 (000)) was delivered to the Fund’s securities lending agent on August 31, 2017 and delivered to the Fund on the next business day.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $244 (000) and represents 2.0% of net assets as of August 31, 2017.

See Notes to Schedules of Investments.

P N C    E m e r g i n g    M a r k e t s    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Fund	$132	$–	$–	$132

Foreign Common Stocks:
Argentina	338	–	–	338
Austria	–	225	–	225
Brazil	357	–	–	357
China	1,133	1,779	–	2,912
Finland	–	198	–	198
Georgia	–	94	–	94
Hungary	–	604	–	604
India	417	–	–	417
Indonesia	171	163	–	334
Jersey	126	–	–	126
Kenya	207	–	–	207
Malaysia	134	148	–	282
Philippines	–	121	–	121
Poland	56	96	–	152
Portugal	–	103	–	103
Russia	165	133	–	298
Singapore	–	90	–	90
South Africa	–	209	–	209
South Korea	135	1,619	–	1,754
Taiwan	–	1,414	–	1,414
Thailand	–	530	–	530
Turkey	145	497	–	642
United Arab Emirates	–	363	–	363
Vietnam	54	–		54

Money Market Fund	513	–	–	513

Total Assets - Investments in Securities	$4,083	$8,386	$–	$12,469

The Fund held securities valued at $369 (000) as of May 31, 2017 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2017 that are now being fair value adjusted as of August 31, 2017. The value of securities that were transferred to Level 2 as of August 31, 2017 is $406 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $213 (000) as of May 31, 2017 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the three-month period ended August 31, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2017 that are now being valued based on quoted prices as of August 31, 2017. The value of securities that were transferred to Level 1 as of August 31, 2017 is $291 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At August 31, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
China	23.4%	$2,912
South Korea	14.1	1,754
Taiwan	11.3	1,414
Turkey	5.1	642
Hungary	4.8	604
Thailand	4.3	530
India	3.3	417
United Arab Emirates	2.9	363
Brazil	2.9	357
Argentina	2.7	338
Indonesia	2.7	334
Russia	2.4	298
Malaysia	2.3	282
Austria	1.8	225
South Africa	1.7	209
Kenya	1.7	207
Finland	1.6	198
Poland	1.2	152
Jersey	1.0	126
Philippines	1.0	121
Portugal	0.8	103
Georgia	0.8	94
Singapore	0.7	90
Vietnam	0.4	54

Total Foreign Common Stocks	94.9	11,824

Exchange-Traded Fund	1.1	132

Money Market Fund	4.1	513

Total Investments	100.1	12,469

Other Assets and Liabilities	(0.1)	(7)

Net Assets	100.0%	$12,462

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.5%
Consumer Discretionary — 16.5%
Barratt Developments PLC (United Kingdom)	1,551,398	$12,568
Bellway PLC (United Kingdom)	323,929	13,445
Canada Goose Holdings (Canada)*#	197,454	3,461
Cie Generale des Etablissements Michelin (France)	81,400	11,104
Compass Group PLC (United Kingdom)	291,059	6,224
Dufry AG (Switzerland)*	34,644	5,342
Duni AB (Sweden)	417,000	6,350
Gourmet Master (Taiwan)	593,265	7,052
Hyundai Mobis (South Korea)	38,500	8,067
Industria de Diseno Textil SA (Spain)	141,654	5,388
IPSOS (France)	109,172	3,410
Just Eat PLC (United Kingdom)*	1,018,223	8,778
Kia Motors (South Korea)	314,900	9,917
Lululemon Athletica (Canada)*	74,034	4,261
LVMH Moet Hennessy Louis Vuitton SE (France)	20,092	5,278
Magna International (Canada)#	237,108	11,410
Persimmon PLC (United Kingdom)	414,645	14,278
Sony, ADR (Japan)	351,910	13,946
TAL Education Group, ADR (China)*	248,558	7,564
Taylor Wimpey PLC (United Kingdom)	5,029,229	13,067
XXL ASA (Norway) 144A	390,402	3,917
Yoox Net-A-Porter Group SpA (Italy)*#	111,450	3,674
Zalando SE (Germany)* 144A	129,590	6,144
zooplus AG (Germany)*	15,204	2,663

		187,308

Consumer Staples — 6.9%
Anheuser-Busch InBev SA (Belgium)	45,813	5,426
Asahi Group Holdings (Japan)	282,900	12,310
Danone SA (France)	91,327	7,195
Davide Campari-Milano SpA (Italy)	733,243	5,312
Greencore Group PLC (Ireland)	3,795,263	10,059
Kao (Japan)	93,641	5,854
Koninklijke Ahold Delhaize NV (Netherlands)	216,314	3,889
M Dias Branco SA (Brazil)	183,660	2,848
Nestle SA (Switzerland)	93,703	7,944
Puregold Price Club (Philippines)	2,949,251	2,769
Reckitt Benckiser Group PLC (United Kingdom)	91,460	8,673
Treasury Wine Estates (Australia)	566,710	6,527

		78,806

Energy — 3.1%
Sasol (South Africa)	384,550	11,628
Thai Oil PCL (Thailand)	4,708,850	13,374
WorleyParsons (Australia)*	919,600	9,865

		34,867

Financials — 16.8%
AIA Group (China)	1,197,267	9,221
Bancolombia SA, ADR (Colombia)	256,900	11,666
Burford Capital (Guernsey)	307,415	4,599
Cerved Information Solutions SpA (Italy)	311,800	3,517
Danske Bank A/S (Denmark)	154,803	6,022
DNB ASA (Norway)	677,544	13,234
Equity Group Holdings (Kenya)	7,673,713	3,264
Erste Group Bank AG (Austria)*	130,240	5,508
Hannover Rueck SE (Germany)	88,200	10,699
HDFC Bank, ADR (India)	115,186	11,223

	Number of Shares	Value (000)

IRF European Finance Investments (Bermuda)* (A) Δ	284,500	$–
Muenchener Rueckversicherungs AG (Germany)	51,600	10,658
Nihon M&A Center (Japan)	150,165	6,973
Ping An Insurance Group of China, Cl H (China)	1,294,087	10,307
Popular (Puerto Rico)	272,400	10,872
Sberbank of Russia, ADR (Russia)	467,600	6,345
Siam Commercial Bank PCL (Thailand)	2,484,400	11,280
SpareBank 1 SR Bank ASA (Norway)	1,267,853	13,605
Srisawad PCL (Thailand)	4,350,935	6,720
Standard Chartered PLC (United Kingdom)*	1,171,318	11,667
Svenska Handelsbanken AB (Sweden)	755,800	11,314
United Overseas Bank (Singapore)	650,270	11,531

		190,225

Healthcare — 8.9%
Ambu A/S, Cl B (Denmark)	39,691	2,860
Bayer AG (Germany)	44,346	5,684
Clinigen Group PLC (United Kingdom)	448,602	6,468
CYBERDYNE (Japan)*#	297,908	3,923
GN Store Nord A/S (Denmark)	222,243	7,375
Grifols SA (Spain)	285,974	8,096
Hypermarcas SA (Brazil)	609,426	5,692
ICON PLC (Ireland)*	56,093	6,360
M3 (Japan)	149,589	3,894
Medy-Tox (South Korea)	9,155	4,628
NMC Health PLC (United Arab Emirates)	195,358	6,893
Novartis AG (Switzerland)	131,566	11,092
Roche Holding AG (Switzerland)	27,681	7,033
Shire PLC (United Kingdom)	138,372	6,882
Sysmex (Japan)	65,552	4,057
Teva Pharmaceutical Industries, ADR (Israel)#	348,130	5,521
Vitrolife AB (Sweden)	50,978	4,275

		100,733

Industrials — 11.0%
ANDRITZ AG (Austria)	182,600	9,944
Ashtead Group PLC (United Kingdom)	350,234	7,534
BBA Aviation PLC (United Kingdom)	2,131,462	8,319
Canadian National Railway (Canada)	68,854	5,577
dormakaba Holding AG (Switzerland)*	5,746	5,182
en-japan (Japan)	171,050	5,989
Geberit AG (Switzerland)	12,760	5,832
Hexagon AB, Cl B (Sweden)	82,864	4,069
Kingspan Group PLC (Ireland)	121,759	4,711
Kone OYJ, Cl B (Finland)	230,700	12,520
Loomis AB, Cl B (Sweden)	258,831	9,440
Nidec (Japan)	93,032	10,552
Rational AG (Germany)	6,979	4,533
Siemens AG (Germany)	48,171	6,306
SMC (Japan)	20,692	7,103
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	1,519
Vinci SA (France)	138,600	12,752
Wizz Air Holdings PLC (Hungary)* 144A	93,805	3,578

		125,460

Information Technology — 13.6%
Alibaba Group Holding, ADR (China)*	89,700	15,405
ASML Holding NV (Netherlands)	68,193	10,659
Broadcom (Singapore)	21,347	5,381
Dassault Systemes SA (France)	29,349	2,891
Infosys, ADR (India)	727,460	10,912

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Keyence (Japan)	16,148	$8,419
LINE, ADR (Japan)*#	168,556	5,952
MercadoLibre (Argentina)	19,481	5,035
Mixi (Japan)	150,800	8,055
NCSoft (South Korea)	16,028	5,476
Nexon (Japan)*	454,700	11,361
NXP Semiconductors NV (Netherlands)*	67,211	7,592
Samsung Electronics (South Korea)	6,461	13,300
SAP SE, ADR (Germany)#	76,299	8,008
Temenos Group AG (Switzerland)*	51,397	5,075
Tencent Holdings (China)	425,691	17,913
Wirecard AG (Germany)	122,935	10,494
Yahoo Japan (Japan)	512,519	2,353

		154,281

Materials — 10.7%
Agnico Eagle Mines (Canada)	115,956	5,944
BASF SE (Germany)	118,400	11,484
BHP Billiton PLC, ADR (United Kingdom)	326,400	12,445
CRH PLC, ADR (Ireland)	187,390	6,542
Fortuna Silver Mines (Canada)*	492,432	2,378
Imerys SA (France)	121,152	10,652
LANXESS AG (Germany)	148,400	11,082
Linde AG (Germany)	54,900	10,541
Methanex (Canada)	241,100	12,320
Randgold Resources, ADR (Jersey)	29,906	3,065
Solvay SA (Belgium)	79,812	11,585
Symrise AG (Germany)	161,030	11,780
Yara International ASA (Norway)	285,400	11,678

		121,496

Real Estate — 1.9%
Deutsche Wohnen SE (Germany)	139,468	5,927
Mitsubishi Estate (Japan)	234,719	4,034
VIB Vermoegen AG (Germany)	142,696	3,648
Yanlord Land Group (Singapore)	5,869,408	7,498

		21,107

Telecommunication Services — 5.1%
Deutsche Telekom AG (Germany)	615,493	11,131
Freenet AG (Germany)	337,819	11,303
KDDI (Japan)	425,700	11,485
LG Uplus (South Korea)	616,800	7,569
Safaricom (Kenya)	25,408,585	6,300
SoftBank Group (Japan)	77,776	6,332
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	112,223	3,964

		58,084

Utilities — 1.0%
Kansai Electric Power (Japan)	848,500	11,898

		11,898

Total Foreign Common Stocks
(Cost $897,713)		1,084,265

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 0.9%
iShares STOXX Europe 600 Banks UCITS ETF DE†	481,097	$10,238

Total Exchange-Traded Fund (Cost $9,164)		10,238

MONEY MARKET FUND — 3.6%
PNC Government Money Market Fund, Class I Shares 0.874%† (B) (C)	40,846,443	40,846

Total Money Market Fund (Cost $40,846)		40,846

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $947,723)		1,135,349
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.3%

Affiliated Money Market Fund — 3.1%
PNC Government Money Market Fund, Class I Shares 0.874%† (B)	35,669,128	35,669
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.896% (B)	1,961,226	1,961

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $37,630)		37,630
TOTAL INVESTMENTS — 103.3%
(Cost $985,353)**		1,172,979
Other Assets & Liabilities – (3.3)%		(37,516)
TOTAL NET ASSETS — 100.0%		$1,135,463

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $985,434.

Gross unrealized appreciation (000)	$228,548
Gross unrealized depreciation (000)	(41,108)

Net unrealized appreciation (000)	$187,440

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $35,844 (000).
(A)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of August 31, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(C)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $13,639 (000) and represents 1.2% of net assets as of August 31, 2017.

Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost (000)	Notional Amount (000)	Expiration Date	Value/Unrealized Appreciation (000)	Value/Unrealized Depreciation (000)

NIKKEI 225	54	$9,726	$9,672	09/07/17	$–	$105

Cash in the amount of $279,036 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $10,805,430 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices(000)	Level 2 Other Significant Observable Inputs(000)	Level 3 Significant Unobservable Inputs(000)	Total Value(000)
Assets:

Exchange-Traded Funds	$–	$10,238	$–	$10,238

Foreign Common Stocks:
Argentina	5,035	–	–	5,035
Australia	–	16,392	–	16,392
Austria	–	15,452	–	15,452
Belgium	–	17,011	–	17,011
Bermuda	–	–	–	–
Brazil	8,540	–	–	8,540
Canada	45,351	–	–	45,351
China	22,969	37,441	–	60,410
Colombia	11,666	–	–	11,666
Denmark	–	16,257	–	16,257
Finland	–	12,520	–	12,520
France	3,410	49,872	–	53,282
Germany	11,656	130,429	–	142,085
Guernsey	4,599	–		4,599
Hungary	–	3,578	–	3,578
India	22,135	–	–	22,135
Indonesia	3,964	–	–	3,964
Ireland	17,613	10,059	–	27,672
Israel	5,521	–	–	5,521
Italy	–	14,022	–	14,022
Japan	19,898	124,592	–	144,490
Jersey	3,065	–	–	3,065
Kenya	9,564	–	–	9,564
Netherlands	18,251	3,889	–	22,140
Norway	13,605	28,829	–	42,434
Philippines	2,769	–	–	2,769
Puerto Rico	10,872	–	–	10,872
Russia	6,345	–	–	6,345
Singapore	5,381	19,029	–	24,410
South Africa	–	11,628	–	11,628
South Korea	–	48,957	–	48,957
Spain	–	13,484	–	13,484
Sweden	15,790	19,658	–	35,448
Switzerland	–	47,500	–	47,500
Taiwan	–	7,052	–	7,052
Thailand	–	31,374	–	31,374
United Arab Emirates	–	6,893	–	6,893
United Kingdom	18,913	111,435	–	130,348
Money Market Fund	40,846	–	–	40,846
Short-Term Investments Purchased with Collateral From Securities Loaned	37,630	–	–	7,630

Total Assets -Investments in Securities	$365,388	$807,591	$–	$1,172,979

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of August 31, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Other Financial Instruments

Futures Contracts	$105	$–	$–	$105

Total Liabilities- Other Financial Instruments	$105	$–	$–	$105

The Fund held securities valued at $17,053 (000) as of May 31, 2017 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2017 that are now being fair value adjusted as of August 31, 2017. The value of securities that were transferred to Level 2 as of August 31, 2017 is $17,409 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $7,590 (000) as of May 31, 2017 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the three-month period ended August 31, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2017 that are now being valued based on quoted prices as of August 31, 2017. The value of the securities that were transferred to Level 1 as of August 31, 2017 is $8,540 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At August 31, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
Japan	12.7%	$144,490
Germany	12.5	142,085
United Kingdom	11.5	130,348
China	5.3	60,410
France	4.7	53,282
South Korea	4.3	48,957
Switzerland	4.2	47,500
Canada	4.0	45,351
Norway	3.7	42,434
Sweden	3.1	35,448
Thailand	2.8	31,374
Ireland	2.4	27,672
Singapore	2.2	24,410
Netherlands	2.0	22,140
India	2.0	22,135
Belgium	1.5	17,011
Australia	1.4	16,392
Denmark	1.4	16,257
Austria	1.4	15,452
Italy	1.2	14,022
Spain	1.2	13,484
Finland	1.1	12,520
Colombia	1.0	11,666
South Africa	1.0	11,628
Puerto Rico	1.0	10,872
Kenya	0.8	9,564
Brazil	0.8	8,540
Taiwan	0.6	7,052
United Arab Emirates	0.6	6,893
Russia	0.6	6,345
Israel	0.5	5,521
Argentina	0.4	5,035
Guernsey	0.4	4,599
Indonesia	0.4	3,964
Hungary	0.3	3,578
Jersey	0.3	3,065
Philippines	0.2	2,769
Bermuda	0.0 *	-

Total Foreign Common Stocks	95.5	1,084,265

Exchange-Traded Fund	0.9	10,238

Money Market Fund	3.6	40,846

Total Investments Before Collateral for Loaned Securities	100.0	1,135,349
Short-Term Investments Purchased with Collateral From Securities Loaned	3.3	37,630

Total Investments	103.3	1,172,979

Other Assets and Liabilities	(3.3)	(37,516)

Net Assets	100.0%	$1,135,463

*	Amount represents less than 0.1%.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 92.9%
Consumer Discretionary — 14.7%
Canada Goose Holdings (Canada)*	2,372	$42
Compass Group PLC (United Kingdom)	3,391	72
Dufry AG (Switzerland)*	436	67
Gourmet Master (Taiwan)	6,744	80
Industria de Diseno Textil SA (Spain)	1,741	66
Just Eat PLC (United Kingdom)*	12,285	106
Lululemon Athletica (Canada)*	889	51
LVMH Moet Hennessy Louis Vuitton SE (France)	258	68
Sony, ADR (Japan)	4,223	167
TAL Education Group, ADR (China)*	2,983	91
XXL ASA (Norway) 144A	4,741	48
Yoox Net-A-Porter Group SpA (Italy)*	1,393	46
Zalando SE (Germany)* 144A	1,629	77
zooplus AG (Germany)*	194	34

		1,015

Consumer Staples — 10.0%
Anheuser-Busch InBev SA (Belgium)	568	67
Danone SA (France)	1,080	85
Davide Campari-Milano SpA (Italy)	9,473	69
Kao (Japan)	1,125	70
Koninklijke Ahold Delhaize NV (Netherlands)	2,792	50
M Dias Branco SA (Brazil)	2,058	32
Nestle SA (Switzerland)	1,157	98
Puregold Price Club (Philippines)	36,938	35
Reckitt Benckiser Group PLC (United Kingdom)	1,095	104
Treasury Wine Estates (Australia)	6,838	79

		689

Financials — 11.6%
AIA Group (China)	13,818	106
Burford Capital (Guernsey)	3,692	55
Cerved Information Solutions SpA (Italy)	4,156	47
Danske Bank A/S (Denmark)	1,929	75
Equity Group Holdings (Kenya)	89,065	38
Erste Group Bank AG (Austria)*	1,559	66
HDFC Bank, ADR (India)	1,325	129
Nihon M&A Center (Japan)	1,768	82
Ping An Insurance Group of China, Cl H (China)	15,022	120
Srisawad PCL (Thailand)	54,269	84

		802

Healthcare — 14.9%
Ambu A/S, Cl B (Denmark)	477	34
Bayer AG (Germany)	543	70
Clinigen Group PLC (United Kingdom)	5,512	79
CYBERDYNE (Japan)*	3,534	47
GN Store Nord A/S (Denmark)	2,980	99
Grifols SA (Spain)	3,517	100
Hypermarcas SA (Brazil)	7,322	68
ICON PLC (Ireland)*	689	78
M3 (Japan)	1,731	45
Medy-Tox (South Korea)	110	56
NMC Health PLC (United Arab Emirates)	2,442	86
Roche Holding AG (Switzerland)	341	87
Shire PLC (United Kingdom)	1,610	80
Sysmex (Japan)	800	49
Vitrolife AB (Sweden)	610	51

		1,029

	Number of Shares	Value (000)

Industrials — 12.6%
Ashtead Group PLC (United Kingdom)	4,058	$87
Canadian National Railway (Canada)	812	66
dormakaba Holding AG (Switzerland)*	71	64
en-japan (Japan)	2,042	72
Geberit AG (Switzerland)	157	72
Hexagon AB, Cl B (Sweden)	1,106	54
Kingspan Group PLC (Ireland)	1,517	59
Nidec (Japan)	1,132	128
Rational AG (Germany)	84	55
Siemens AG (Germany)	606	79
SMC (Japan)	256	88
Wizz Air Holdings PLC (Hungary)* 144A	1,127	43

		867

Information Technology — 19.4%
Alibaba Group Holding, ADR (China)*	1,075	185
ASML Holding NV (Netherlands)	819	128
Broadcom (Singapore)	256	64
Dassault Systemes SA (France)	423	42
Keyence (Japan)	184	96
LINE, ADR (Japan)*	2,058	73
MercadoLibre (Argentina)	234	60
NCSoft (South Korea)	184	63
NXP Semiconductors NV (Netherlands)*	861	97
SAP SE, ADR (Germany)	954	100
Temenos Group AG (Switzerland)*	694	68
Tencent Holdings (China)	4,819	203
Wirecard AG (Germany)	1,576	135
Yahoo Japan (Japan)	6,128	28

		1,342

Materials — 3.1%
Agnico Eagle Mines (Canada)	1,344	69
CRH PLC, ADR (Ireland)	2,303	80
Fortuna Silver Mines (Canada)*	5,645	27
Randgold Resources, ADR (Jersey)	380	39

		215

Real Estate — 3.7%
Deutsche Wohnen SE (Germany)	1,712	73
Mitsubishi Estate (Japan)	2,871	49
VIB Vermoegen AG (Germany)	1,780	46
Yanlord Land Group (Singapore)	70,414	90

		258

Telecommunication Services — 2.9%
Safaricom (Kenya)	299,258	74
SoftBank Group (Japan)	933	76
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	1,382	49

		199

Total Foreign Common Stocks
(Cost $4,835)		6,416

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 3.3%
iShares MSCI Japan ETF†	1,839	$100
iShares STOXX Europe 600 Banks UCITS ETF DE†	5,771	123

Total Exchange-Traded Funds (Cost $205)		223

MONEY MARKET FUND — 4.6%
PNC Government Money Market Fund, Class I Shares 0.874%† (A)	319,697	320

Total Money Market Fund (Cost $320)		320
TOTAL INVESTMENTS — 100.8%
(Cost $5,360)**		6,959
Other Assets & Liabilities – (0.8)%		(54)
TOTAL NET ASSETS — 100.0%		$6,905

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,362

Gross unrealized appreciation (000)	$1,671
Gross unrealized depreciation (000)	(74)

Net unrealized appreciation (000)	$1,597

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $168 (000) and represents 2.4% of net assets as of August 31, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$100	$123	$–	$223

Foreign Common Stocks:
Argentina	60	–	–	60
Australia	–	79	–	79
Austria	–	66	–	66
Belgium	–	67	–	67
Brazil	100	–	–	100
Canada	255	–	–	255
China	276	429	–	705
Denmark	–	208	–	208
France	–	195	–	195
Germany	146	523	–	669
Guernsey	55	–	–	55
Hungary	–	43	–	43
India	129	–	–	129
Indonesia	49	–	–	49
Ireland	217	–	–	217
Italy	–	162	–	162
Japan	240	830	–	1,070
Jersey	39	–	–	39
Kenya	112	–	–	112
Netherlands	225	50	–	275
Norway	–	48	–	48
Philippines	35	–	–	35
Singapore	64	90	–	154
South Korea	–	119	–	119
Spain	–	166	–	166
Sweden	–	105	–	105
Switzerland	–	456	–	456
Taiwan	–	80	–	80
Thailand	–	84	–	84
United Arab Emirates	–	86	–	86
United Kingdom	79	449	–	528

Money Market Fund	320	–	–	320

Total Assets - Investments in Securities	$2,501	$4,458	$–	$6,959

The Fund held securities valued at $207 (000) as of May 31, 2017 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2017 that are now being fair value adjusted as of August 31, 2017. The value of securities that were transferred to Level 2 as of August 31, 2017 is $204 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $91 (000) as of May 31, 2017 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the three-month period ended August 31, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2017 that are now being valued based on quoted prices as of August 31, 2017. The value of the securities that were transferred to Level 1 as of August 31, 2017 is $100 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At August 31, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
Japan	15.5%	$1,070
China	10.2	705
Germany	9.7	669
United Kingdom	7.7	528
Switzerland	6.6	456
Netherlands	4.0	275
Canada	3.7	255
Ireland	3.1	217
Denmark	3.0	208
France	2.8	195
Spain	2.4	166
Italy	2.4	162
Singapore	2.2	154
India	1.9	129
South Korea	1.7	119
Kenya	1.6	112
Sweden	1.5	105
Brazil	1.4	100
United Arab Emirates	1.2	86
Thailand	1.2	84
Taiwan	1.2	80
Australia	1.1	79
Belgium	1.0	67
Austria	1.0	66
Argentina	0.9	60
Guernsey	0.8	55
Indonesia	0.7	49
Norway	0.7	48
Hungary	0.6	43
Jersey	0.6	39
Philippines	0.5	35

Total Foreign Common Stocks	92.9	6,416

Exchange-Traded Funds	3.3	223

Money Market Fund	4.6	320

Total Investments	100.8	6,959

Other Assets and Liabilities	(0.8)	(54)

Net Assets	100.0%	$6,905

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    A l l    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 94.2%
Consumer Discretionary — 25.3%
Aaron’s	1,190	$53
American Axle & Manufacturing Holdings*	2,940	43
Asbury Automotive Group*	850	46
Best Buy	790	43
Big Lots	1,000	48
BJ’s Restaurants*	1,260	38
Boyd Gaming	1,820	48
Burlington Stores*	510	44
Caleres	1,680	45
CarMax*	720	48
Carnival (Panama)	690	48
Carter’s	500	43
Children’s Place	440	47
Cinemark Holdings	1,230	41
Columbia Sportswear	780	45
Comcast, Cl A	1,150	47
Cooper-Standard Holding*	450	45
Cracker Barrel Old Country Store	270	40
D.R. Horton	1,280	46
Dana	1,980	48
Darden Restaurants	510	42
Dave & Buster’s Entertainment*	710	41
Del Taco Restaurants*	3,460	49
Delphi Automotive PLC (Jersey)	500	48
Discovery Communications, Cl A*	1,770	39
Dollar General	670	49
General Motors	1,330	49
Gentex	2,490	45
Gentherm*	1,180	37
Gray Television*	3,290	47
Hanesbrands	2,010	49
Hasbro	420	41
International Game Technology PLC (United Kingdom)	2,490	51
Interpublic Group	1,860	37
KB Home	1,930	41
Lear	310	46
LGI Homes*	1,100	47
Magna International (Canada)	1,000	48
Marriott International, Cl A	460	48
Michaels*	2,570	58
Norwegian Cruise Line Holdings (Bermuda)*	860	51
Office Depot	8,370	36
Omnicom Group	550	40
Party City Holdco*	3,020	42
Penn National Gaming*	2,230	49
Penske Automotive Group	1,070	45
Royal Caribbean Cruises (Liberia)	430	53
Ruth’s Hospitality Group	2,170	42
Scripps Networks Interactive, Cl A	690	59
Tenneco	770	42
Thor Industries	440	48
TopBuild*	870	52
Williams-Sonoma	950	44
Wyndham Worldwide	460	46

		2,467

Consumer Staples — 4.2%
B&G Foods	1,320	40
Church & Dwight	870	44
Constellation Brands, Cl A	240	48

	Number of Shares	Value (000)

CVS Health	580	$45
Ingredion	390	48
Nomad Foods (Virgin Islands)*	3,380	51
Pinnacle Foods	780	46
SpartanNash	1,760	44
Tyson Foods, ClA	760	48

		414

Financials — 14.9%
AGNC Investment REIT	2,100	45
Aon PLC (United Kingdom)	340	47
Associated Banc-Corp	1,820	40
Carolina Financial	1,360	46
CenterState Banks	1,850	45
Central Pacific Financial	1,420	41
Citigroup	670	46
Citizens Financial Group	1,240	41
Credit Acceptance*	170	46
E*TRADE Financial*	1,180	49
East West Bancorp	770	43
Essent Group (Bermuda)*	1,200	47
Federated Investors, Cl B	1,580	43
First American Financial	1,040	51
First Financial Bancorp	1,640	39
FNF Group	1,040	50
Franklin Financial Network*	1,100	36
Houlihan Lokey	1,300	47
IBERIABANK	550	42
Invesco Mortgage Capital REIT	2,820	48
Lakeland Bancorp	2,470	46
M&T Bank	280	42
MB Financial	1,040	41
MGIC Investment*	4,000	46
Northern Trust	460	41
Preferred Bank	800	43
Principal Financial Group	700	44
Prudential Financial	420	43
QCR Holdings	960	42
S&P Global	300	46
Sandy Spring Bancorp	1,120	43
Signature Bank*	330	42
United Community Banks	1,640	43

		1,454

Healthcare — 6.8%
AbbVie	650	49
Amgen	270	48
AMN Healthcare Services*	1,230	46
Biogen*	170	54
Centene*	560	50
HCA Healthcare*	520	41
ICON PLC (Ireland)*	470	53
LHC Group*	710	46
Masimo*	500	42
McKesson	280	42
OraSure Technologies*	2,560	52
PRA Health Sciences*	620	48
Quest Diagnostics	440	48
WellCare Health Plans*	250	43

		662

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — 15.5%
3M	220	$45
Air Lease	1,220	50
Alaska Air Group	490	37
American Airlines Group	880	39
Apogee Enterprises	840	37
Barnes Group	770	48
Casella Waste Systems, Cl A*	2,780	47
Continental Building Products*	1,980	48
Delta Air Lines	830	39
Fortune Brands Home & Security	700	44
General Dynamics	230	46
Hawaiian Holdings*	960	41
ICF International*	1,030	50
Illinois Tool Works	310	43
Ingersoll-Rand PLC (Ireland)	480	41
InnerWorkings*	4,030	42
JetBlue Airways*	1,990	39
ManpowerGroup	410	46
Masco	1,200	44
Multi-Color	570	45
NCI Building Systems*	2,740	46
Northrop Grumman	170	46
Owens Corning	720	53
Patrick Industries*	640	47
Rockwell Collins	440	58
Southwest Airlines	730	38
Spirit Airlines*	870	30
Stanley Black & Decker	320	46
TransUnion*	1,060	51
TriNet Group*	1,400	50
Triton International (Bermuda)*	1,370	51
United Continental Holdings*	580	36
Wabash National	2,040	43
XPO Logistics*	740	45

		1,511

Information Technology — 21.8%
Accenture PLC, Cl A (Ireland)	370	48
Advanced Energy Industries*	670	49
Analog Devices	590	49
Apple	310	51
Applied Materials	1,060	48
Applied Optoelectronics*	700	41
Arista Networks*	310	55
Arrow Electronics*	580	46
Axcelis Technologies*	2,050	43
Belden	630	49
Ciena*	1,780	39
Cirrus Logic*	740	43
Cisco Systems	1,500	48
Coherent*	180	42
Entegris*	2,030	52
EVERTEC (Puerto Rico)	2,670	49
First Data, Cl A*	2,560	47
Infosys, ADR (India)	3,050	46
Intel	1,370	48
IPG Photonics*	300	53
Jabil	1,600	50
Juniper Networks	1,600	44
KLA-Tencor	470	44
Lam Research	300	50

	Number of Shares	Value (000)

Leidos Holdings	880	$51
MaxLinear*	1,640	35
MKS Instruments	630	52
Motorola Solutions	510	45
Oclaro*	4,760	40
Rudolph Technologies*	1,910	42
Silicon Motion Technology, ADR (Cayman Islands)	950	43
Skyworks Solutions	460	48
SolarEdge Technologies*	2,240	60
Stamps.com*	300	57
STMicroelectronics NV (Netherlands)	3,040	53
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	1,330	49
TE Connectivity (Switzerland)	570	45
Tech Data*	450	50
Texas Instruments	590	49
Travelport Worldwide (Bermuda)	3,360	51
VeriSign*	480	50
WebMD Health*	760	51
Yirendai, ADR (Cayman Islands)*	1,740	70
YY, ADR (Cayman Islands)*	790	59

		2,134

Materials — 3.7%
AptarGroup	520	43
Avery Dennison	500	47
Berry Global Group*	780	44
Cemex SAB de CV, ADR (Mexico)*	4,700	44
Crown Holdings*	760	45
Sherwin-Williams	140	48
Ternium SA, ADR (Luxembourg)	1,660	51
Trinseo SA (Luxembourg)	680	45

		367

Real Estate — 0.5%
Realogy Holdings	1,420	48

Telecommunication Services — 0.5%
T-Mobile USA*	760	49

Utilities — 1.0%
Atmos Energy	550	48
NRG Yield, ClA	2,720	50

		98

Total Common Stocks
(Cost $8,939)		9,204

MASTER LIMITED PARTNERSHIPS — 0.9%
Energy — 0.9%
Cone Midstream Partners LP	2,450	43
Tallgrass Energy Partners LP	930	44

		87

Total Master Limited Partnerships (Cost $101)		87

EXCHANGE-TRADED FUND — 2.0%
iShares Russell 3000 ETF†	1,350	198
Total Exchange-Traded Fund (Cost $197)		198

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    A l l    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.6%
PNC Government Money Market Fund, Class I Shares 0.874%† (A)	256,331	$256
Total Money Market Fund (Cost $256)		256

TOTAL INVESTMENTS — 99.7%
(Cost $9,493)**		9,745

Other Assets & Liabilities – 0.3%		26

TOTAL NET ASSETS — 100.0%		$9,771

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,494.

Gross unrealized appreciation (000)	$623
Gross unrealized depreciation (000)	(372)

Net unrealized appreciation (000)	$251

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$9,204	$–	$–	$9,204

Exchange-Traded Fund	198	–	–	198

Master Limited Partnerships	87	–	–	87

Money Market Fund	256	–	–	256

Total Assets - Investments in Securities	$9,745	$–	$–	$9,745

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    L a r g e    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.0%
Consumer Discretionary — 20.9%
Burlington Stores*	4,340	$378
CarMax*	9,800	658
Carter’s	2,210	192
Comcast, Cl A	41,970	1,704
D.R. Horton	18,050	653
Darden Restaurants	6,530	536
Delphi Automotive PLC (Jersey)	14,360	1,384
Dollar General	17,490	1,269
Domino’s Pizza	1,890	345
Hanesbrands	17,470	424
Hasbro	5,540	544
Hilton Worldwide Holdings	19,920	1,281
Home Depot	10,860	1,628
Interpublic Group	15,990	322
Lear	2,860	428
Marriott International, Cl A	12,410	1,285
MGM Resorts International	18,430	607
Mohawk Industries*	2,550	646
NVR*	160	435
Omnicom Group	14,850	1,075
Pool	1,580	158
Ross Stores	21,630	1,264
Scripps Networks Interactive, Cl A	2,810	241
Thor Industries	1,760	191
Toll Brothers	4,680	182
Ulta Beauty*	2,150	475
Wyndham Worldwide	3,890	388
Yum China Holdings*	15,780	558

		19,251

Consumer Staples — 2.1%
Church & Dwight	11,740	589
Estee Lauder, Cl A	12,960	1,386

		1,975

Financials — 6.4%
Aon PLC (United Kingdom)	9,290	1,293
Credit Acceptance*#	720	196
East West Bancorp	6,870	380
Federated Investors, Cl B	7,050	193
MarketAxess Holdings	1,920	370
Marsh & McLennan	21,150	1,651
S&P Global	8,520	1,315
Signature Bank*	2,780	357
Western Alliance Bancorp*	3,910	189

		5,944

Healthcare — 10.7%
Aetna	10,900	1,719
Agilent Technologies	10,340	669
Align Technology*	4,070	719
Amgen	9,590	1,705
Centene*	7,590	674
Edwards Lifesciences*	10,580	1,203
Exelixis*	8,170	239
McKesson	7,570	1,130
Mettler-Toledo International*	1,040	629
Waters*	3,300	606
WellCare Health Plans*	2,220	388

	Number of Shares	Value (000)

West Pharmaceutical Services	2,060	$179

		9,860

Industrials — 20.0%
Air Lease	5,120	208
Alaska Air Group	6,850	511
Allison Transmission Holdings	5,240	182
American Airlines Group	25,140	1,125
Boeing	8,380	2,008
Cummins	7,720	1,230
Fortune Brands Home & Security	6,150	384
General Dynamics	8,360	1,683
HEICO	2,698	231
Honeywell International	12,480	1,726
Illinois Tool Works	11,590	1,594
Ingersoll-Rand PLC (Ireland)	13,700	1,170
Masco	16,020	589
Northrop Grumman	6,490	1,767
Rockwell Collins	5,860	768
Southwest Airlines	19,920	1,039
Stanley Black & Decker	8,880	1,279
Toro	5,770	356
TransUnion*	9,290	445
XPO Logistics*	3,020	185

		18,480

Information Technology — 30.7%
Accenture PLC, Cl A (Ireland)	13,410	1,754
Adobe Systems*	11,720	1,818
Alphabet, Cl A*	1,750	1,672
Amphenol, Cl A	16,770	1,357
Analog Devices	16,060	1,344
Apple	11,526	1,890
Applied Materials	39,780	1,795
Arista Networks*	4,070	717
Broadcom (Singapore)	6,980	1,759
Coherent*	870	203
First Data, Cl A*	10,890	201
IPG Photonics*	2,760	485
Jack Henry & Associates	3,840	396
KLA-Tencor	6,610	619
Lam Research	8,550	1,419
Motorola Solutions	7,030	619
NVIDIA	11,270	1,910
Oracle	32,790	1,650
PayPal Holdings*	30,820	1,901
Skyworks Solutions	6,380	672
Teradyne	6,400	228
Texas Instruments	21,530	1,783
VeriSign*	4,230	439
VMware, ClA*#	4,580	495
Western Digital	13,570	1,198

		28,324

Materials — 3.4%
AptarGroup	2,250	188
Avery Dennison	4,430	418
Berry Global Group*	6,960	391
Crown Holdings*	6,720	397
Huntsman	7,660	204
International Flavors & Fragrances	2,980	408

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    L a r g e    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Sherwin-Williams	3,450	$1,170

		3,176

Real Estate — 0.9%
CBRE Group, Cl A*	16,620	600
CoreSite Realty REIT	1,890	224

		824

Telecommunication Services — 1.9%
T-Mobile USA*	27,040	1,750

Total Common Stocks
(Cost $80,775)		89,584

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Growth ETF†	7,680	952
Total Exchange-Traded Fund
(Cost $858)		952

MONEY MARKET FUND — 2.0%
PNC Government Money Market Fund,
Class I Shares 0.874%† (A)	1,820,798	1,821

Total Money Market Fund
(Cost $1,821)		1,821

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $83,454)		92,357

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%
Affiliated Money Market Fund — 0.7%
PNC Government Money Market Fund, Class I Shares 0.874%† (A)	651,633	$652

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.896% (A)	35,829	36

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $688)		688

TOTAL INVESTMENTS — 100.7%
(Cost $84,142)**		93,045

Other Assets & Liabilities – (0.7)%		(692)
TOTAL NET ASSETS — 100.0%		$92,353

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $84,190.

Gross unrealized appreciation (000)	$10,105
Gross unrealized depreciation (000)	(1,250)

Net unrealized appreciation (000)	$8,855

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $680 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$89,584	$–	$–	$89,584

Exchange-Traded Fund	952	–	–	952

Money Market Fund	1,821	–	–	1,821

Short-Term Investments Purchased With Collateral From Securities Loaned	688	–	–	688

Total Assets - Investments in Securities	$93,045	$–	$–	$93,045

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    L a r g e    C a p    V a l u e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 19.7%
AutoNation*#	4,910	$223
Best Buy	21,630	1,174
BorgWarner	14,710	683
CalAtlantic Group	5,270	183
Carnival (Panama)	25,120	1,745
Cinemark Holdings	4,970	165
Comcast, Cl A	42,370	1,721
Discovery Communications, Cl A*	23,410	520
Foot Locker	8,250	291
Ford Motor	147,680	1,629
GameStop, Cl A	8,950	165
General Motors	47,530	1,737
Gentex	21,510	393
Goodyear Tire & Rubber	17,210	521
International Game Technology PLC (United Kingdom)	10,440	213
Interpublic Group	24,380	491
Lear	4,430	662
MGM Resorts International	37,220	1,227
Michaels*	10,430	234
Newell Brands	23,260	1,123
Norwegian Cruise Line Holdings (Bermuda)*	11,130	662
Penske Automotive Group	4,460	189
PVH	5,340	672
Royal Caribbean Cruises (Liberia)	11,300	1,406
Scripps Networks Interactive, Cl A	5,800	497
Signet Jewelers (Bermuda)#	3,010	190
Skechers USA, Cl A*	6,550	173
Target	31,590	1,723
Williams-Sonoma	3,960	182

		20,794

Consumer Staples — 8.2%
Bunge (Bermuda)	8,220	613
CVS Health	20,480	1,584
Hormel Foods	36,500	1,122
Ingredion	3,380	419
J.M. Smucker	10,360	1,085
PepsiCo	14,220	1,646
Pilgrim’s Pride*	18,190	536
Pinnacle Foods	6,650	394
Tyson Foods, Cl A	19,880	1,258
		8,657

Energy — 0.2%
Gulfport Energy*	12,910	162

Financials — 24.9%
Aflac	21,100	1,742
AGNC Investment REIT	18,720	403
Ally Financial	28,600	646
Annaly Capital Management REIT	50,490	631
Associated Banc-Corp	8,210	180
BNY Mellon	32,190	1,683
Chimera Investment REIT	10,160	194
Citigroup	24,440	1,663
Citizens Financial Group	34,530	1,144
Credit Acceptance*#	1,550	422
Discover Financial Services	19,890	1,173
E*TRADE Financial*	16,040	658
East West Bancorp	10,380	575

	Number of Shares	Value (000)

Federated Investors, Cl B	6,880	$188
Fifth Third Bancorp	46,830	1,224
First American Financial	4,260	209
FNF Group	13,580	655
Huntington Bancshares	91,730	1,155
Lincoln National	18,200	1,235
Northern Trust	12,690	1,123
OneMain Holdings*	8,200	224
Popular (Puerto Rico)	4,950	198
Principal Financial Group	18,980	1,187
Prudential Financial	15,140	1,545
Regions Financial	83,510	1,178
Reinsurance Group of America	3,090	415
Signature Bank*	2,770	355
SunTrust Banks	21,630	1,192
Synchrony Financial	41,520	1,278
Synovus Financial	9,020	380
Torchmark	7,930	610
Two Harbors Investment REIT	19,240	197
Unum Group	12,990	626

		26,288

Healthcare — 14.1%
Amgen	9,540	1,696
Anthem	8,750	1,715
Biogen*	6,070	1,921
Centene*	15,460	1,374
Express Scripts Holding*	25,710	1,615
Gilead Sciences	23,340	1,954
HCA Healthcare*	18,950	1,491
LifePoint Health*	3,080	178
Mallinckrodt PLC (Ireland)*	4,290	176
McKesson	10,050	1,501
United Therapeutics*	2,960	387
Universal Health Services, Cl B	4,970	537
WellCare Health Plans*	2,230	390

		14,935

Industrials — 9.8%
Air Lease	5,110	207
Alaska Air Group	6,790	507
American Airlines Group	24,970	1,117
Carlisle	4,230	400
Delta Air Lines	30,360	1,433
Fortune Brands Home & Security	9,370	586
Huntington Ingalls Industries	3,280	702
Ingersoll-Rand PLC (Ireland)	13,610	1,162
JetBlue Airways*	17,400	345
ManpowerGroup	3,630	405
Masco	15,990	588
Owens Corning	6,000	445
Regal Beloit	2,410	182
Spirit AeroSystems Holdings, Cl A	7,090	528
Spirit Airlines*	3,810	130
Textron	13,220	649
United Continental Holdings*	16,240	1,006

		10,392

Information Technology — 10.0%
ARRIS International PLC (United Kingdom)*	14,210	396
Arrow Electronics*	5,090	404
Cisco Systems	52,210	1,682

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
CoreLogic*	4,440	$208
Hewlett Packard Enterprise	74,080	1,338
Intel	48,960	1,717
Jabil	14,140	443
Juniper Networks	21,800	604
Leidos Holdings	7,830	457
Micron Technology*	52,630	1,683
ON Semiconductor*	28,300	483
Western Digital	13,470	1,189

		10,604

Materials — 3.0%
Crown Holdings*	6,750	398
Huntsman	15,720	418
LyondellBasell Industries NV, Cl A (Netherlands)	19,550	1,771
Steel Dynamics	17,150	591

		3,178

Real Estate — 0.2%
Realogy Holdings	5,910	200

Telecommunication Services — 2.6%
CenturyLink#	50,820	1,002
T-Mobile USA*	27,300	1,767

		2,769

Utilities — 4.2%
Ameren	11,290	677
Exelon	45,680	1,730
FirstEnergy	20,990	684
Xcel Energy	26,640	1,319

		4,410

Total Common Stocks
(Cost $99,719)		102,389

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Value ETF†	9,160	1,061

Total Exchange-Traded Fund
(Cost $1,062)		1,061

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.9%
PNC Government Money Market Fund,
Class I Shares 0.874%† (A)	2,002,137	$2,002

Total Money Market Fund
(Cost $2,002)		2,002

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.8%
(Cost $102,783)		105,452

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.8%
Affiliated Money Market Fund — 1.7%
PNC Government Money Market Fund,
Class I Shares 0.874%† (A)	1,783,637	1,784

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 0.896%	98,071	98

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $1,882)		1,882

TOTAL INVESTMENTS — 101.6%
(Cost $104,665)**		107,334

Other Assets & Liabilities – (1.6)%		(1,698)

TOTAL NET ASSETS — 100.0%		$105,636

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $104,767.

Gross unrealized appreciation (000)	$6,175
Gross unrealized depreciation (000)	(3,608)

Net unrealized appreciation (000)	$2,567

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,813 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    L a r g e    C a p    V a l u e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$102,389	$–	$–	$102,389

Exchange-Traded Fund	1,061	–	–	1,061

Money Market Fund	2,002	–	–	2,002

Short-Term Investments Purchased With Collateral From Securities Loaned	1,882	–	–	1,882

Total Assets - Investments in Securities	$107,334	$–	$–	$107,334

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C     M u l t i - F a c t o r   S m a l l   C a p   C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.3%
Consumer Discretionary — 12.1%
Adtalem Global Education	52,151	$1,783
Bright Horizons Family Solutions*	52,215	4,173
Cavco Industries*	32,538	4,378
Churchill Downs	32,206	6,293
Dana	138,401	3,331
Installed Building Products*	53,580	3,092
Liberty Global PLC, Cl A (United Kingdom)*	111,834	2,909
Papa John’s International	26,484	1,981
Party City Holdco*#	112,582	1,570
Pinnacle Entertainment*	156,699	3,056
Red Rock Resorts, Cl A	153,794	3,476
Standard Motor Products	67,655	2,984
Taylor Morrison Home, Cl A*	232,987	4,711
Wolverine World Wide	80,478	2,117

		45,854

Consumer Staples — 2.8%
Adecoagro SA (Luxembourg)*	204,130	1,980
Central Garden & Pet, Cl A*	54,002	1,841
Fresh Del Monte Produce (Cayman Islands)	55,252	2,596
HRG Group*	92,394	1,459
SpartanNash	110,868	2,732

		10,608

Energy — 2.1%
GasLog (Bermuda)#	184,028	3,092
Par Pacific Holdings*	132,353	2,357
PBF Energy, Cl A#	101,729	2,409

		7,858

Financials — 15.2%
Argo Group International Holdings (Bermuda)	59,704	3,594
Astoria Financial	101,444	1,987
Banner	34,444	1,899
Capital Bank Financial, Cl A	99,548	3,743
CenterState Banks	93,775	2,295
Employers Holdings	97,960	4,129
Essent Group (Bermuda)*	66,778	2,610
FBL Financial Group, Cl A	31,560	2,146
First Busey	114,196	3,295
First Financial Bancorp	128,918	3,088
First Merchants	67,174	2,638
First Midwest Bancorp	75,007	1,581
Guaranty Bancorp	172,999	4,463
Invesco Mortgage Capital REIT	231,533	3,931
MFA Financial REIT	410,830	3,607
Old National Bancorp	223,051	3,647
OneBeacon Insurance Group, Cl A (Bermuda)	90,907	1,656
South State	55,930	4,600
WSFS Financial	66,467	2,971

		57,880

Healthcare — 16.7%
Cantel Medical	66,246	5,383
Concert Pharmaceuticals*	185,536	2,824
Cotiviti Holdings*	68,946	2,463
Dyax* (A) Δ	51,786	57
Glaukos*#	57,471	2,170
HealthSouth	66,241	3,031
ICON PLC (Ireland)*	17,955	2,036
ICU Medical*	13,526	2,358

	Number of Shares	Value (000)

INC Research Holdings, Cl A*	30,861	$1,812
Inovalon Holdings, Cl A*#	160,072	2,169
Ironwood Pharmaceuticals*	215,328	3,434
Medidata Solutions*	44,583	3,342
Natus Medical*	56,632	1,903
NuVasive*	37,114	2,319
PAREXEL International*	23,358	2,053
PRA Health Sciences*	76,796	5,944
Providence Service*	39,117	2,027
Sarepta Therapeutics*	74,422	2,998
Supernus Pharmaceuticals*	106,144	4,861
U.S. Physical Therapy	45,568	2,730
Vanda Pharmaceuticals*	259,020	4,455
Vocera Communications*	116,108	3,234

		63,603

Industrials — 12.5%
Alamo Group	43,825	4,021
American Woodmark*	18,948	1,569
Barnes Group	63,498	3,970
Comfort Systems USA	85,745	2,920
Curtiss-Wright	34,188	3,310
Douglas Dynamics	48,579	1,695
EnerSys	54,506	3,494
HEICO	47,597	4,082
Moog, Cl A*	64,024	4,915
Multi-Color	34,905	2,786
RBC Bearings*	23,437	2,584
Regal Beloit	45,078	3,399
SP Plus*	94,874	3,501
TriNet Group*	85,801	3,066
Universal Forest Products	27,661	2,412

		47,724

Information Technology — 18.9%
Alteryx, Cl A*#	128,731	3,037
Anixter International*	43,365	3,200
Aspen Technology*	26,096	1,651
Box, Cl A*	192,419	3,775
CACI International, Cl A*	16,323	2,119
CoreLogic*	72,057	3,385
Entegris*	122,321	3,113
Envestnet*	41,585	1,848
EVERTEC (Puerto Rico)	151,253	2,783
Ichor Holdings (Cayman Islands)*	114,394	2,617
Kulicke & Soffa Industries*	153,505	2,921
Littelfuse	21,619	4,025
Match Group*#	118,246	2,572
MKS Instruments	34,419	2,834
Novanta (Canada)*	125,295	4,899
Qualys*	50,346	2,391
Sanmina*	115,759	4,335
Silicon Laboratories*	34,995	2,656
Take-Two Interactive Software*	42,313	4,138
Tech Data*	54,087	5,965
Virtusa*	109,688	3,984
WebMD Health*	55,080	3,660

		71,908

Materials — 4.0%
Cabot	29,307	1,544
Innophos Holdings	99,019	4,521

See Notes to Schedules of Investments.

P N C     M u l t i - F a c t o r   S m a l l   C a p   C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Minerals Technologies	43,656	$2,794
PolyOne	58,702	2,121
Silgan Holdings	137,247	4,130

		15,110

Real Estate — 7.1%
Agree Realty REIT	91,878	4,605
CareTrust REIT	185,644	3,581
CorEnergy Infrastructure Trust REIT#	70,770	2,309
InfraREIT	123,335	2,774
Potlatch REIT	103,221	4,934
PS Business Parks REIT	19,641	2,653
Realogy Holdings	105,272	3,569
Summit Hotel Properties REIT	187,533	2,783

		27,208

Telecommunication Services — 0.8%
Boingo Wireless*	143,297	2,951

Utilities — 4.1%
El Paso Electric	52,888	2,938
NRG Yield, Cl C	131,598	2,434
Pampa Energia SA, ADR (Argentina)*	45,737	2,790
SJW Group	57,598	3,197
Southwest Gas Holdings	33,893	2,695
WGL Holdings	18,534	1,562

		15,616

Total Common Stocks
(Cost $306,407)		366,320

MASTER LIMITED PARTNERSHIPS — 2.4%
Energy — 1.8%
Alliance Resource Partners LP#	171,378	3,239
Cheniere Energy Partners LP#	135,470	3,750

		6,989

Financials — 0.6%
Ares Management LP#	121,451	2,204

Total Master Limited Partnerships
(Cost $9,521)		9,193

MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	5,357,975	5,358

Total Money Market Fund
(Cost $5,358)		5,358

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1%
(Cost $321,286)		380,871

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.2%
Affiliated Money Market Fund — 4.9%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	18,697,727	$18,698

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.896% (B)	1,028,073	1,028

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $19,726)		19,726

TOTAL INVESTMENTS — 105.3%
(Cost $341,012)**		400,597

Other Assets & Liabilities – (5.3)%		(20,210)

TOTAL NET ASSETS — 100.0%		$380,387

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $341,473.

Gross unrealized appreciation (000)	$64,946
Gross unrealized depreciation (000)	(5,822)

Net unrealized appreciation (000)	$59,124

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $19,517 (000).
(A)	Illiquid Security. Total value of illiquid securities is $57 (000) and represents less than 0.1% of net assets as of August 31, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$366,263	$–	$57	$366,320

Master Limited Partnerships	9,193	–	–	9,193

Money Market Fund	5,358	–	–	5,358

Short-Term Investments Purchased With Collateral From Securities Loaned	19,726	–	–	19,726

Total Assets - Investments in Securities	$400,540	$–	$57	$400,597

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 15.9%
At Home Group*#	58,705	$1,438
Bright Horizons Family Solutions*	21,231	1,697
Caesars Acquisition, Cl A*	60,263	1,124
CalAtlantic Group	22,312	775
Cavco Industries*	10,152	1,366
Churchill Downs	8,560	1,673
Dorman Products*	18,723	1,244
Fox Factory Holding*	56,587	2,263
Grand Canyon Education*	18,161	1,490
Helen of Troy (Bermuda)*	10,146	916
ILG	38,111	1,006
LCI Industries	9,576	946
Loral Space & Communications*	23,668	1,075
Sinclair Broadcast Group, Cl A#	17,681	535
SodaStream International (Israel)*	34,031	2,050
Standard Motor Products	13,050	575
Taylor Morrison Home, Cl A*	60,175	1,217
Tenneco	18,351	995
Winnebago Industries	27,200	983

		23,368

Consumer Staples — 2.5%
Fresh Del Monte Produce (Cayman Islands)	28,134	1,322
J&J Snack Foods	8,430	1,075
Lancaster Colony	4,714	549
Nomad Foods (Virgin Islands)*	50,522	759

		3,705

Financials — 3.1%
Chemical Financial	39,803	1,808
Employers Holdings	18,988	800
Essent Group (Bermuda)*	25,210	985
First Busey	33,940	979

		4,572

Healthcare — 26.6%
Amicus Therapeutics*	138,258	1,927
Amphastar Pharmaceuticals*	41,413	663
Avadel Pharmaceuticals PLC, ADR (Ireland)*	63,249	582
BioSpecifics Technologies*	12,162	573
Cantel Medical	28,669	2,329
Catalent*	24,494	1,011
Charles River Laboratories International*	12,091	1,315
Chemed	7,469	1,474
Corcept Therapeutics*	114,455	1,908
Cotiviti Holdings*	35,700	1,276
Dyax* (A) Δ	28,169	31
Exact Sciences*#	15,249	639
Exelixis*	38,022	1,112
HealthSouth	45,941	2,102
ICON PLC (Ireland)*	20,195	2,290
INC Research Holdings, Cl A*	28,678	1,683
Integra LifeSciences Holdings*	28,159	1,436
Ligand Pharmaceuticals*	5,841	753
Masimo*	12,654	1,068
Medidata Solutions*	16,488	1,236
Merit Medical Systems*	36,562	1,510
NuVasive*	14,461	904
Omnicell*	33,444	1,716
Penumbra*	6,874	591
PRA Health Sciences*	25,383	1,965

	Number of Shares	Value (000)

Quality Systems*	85,725	$1,350
Repligen*	43,511	1,900
Sarepta Therapeutics*	43,816	1,765
Supernus Pharmaceuticals*	32,774	1,501
Xencor*	30,218	653

		39,263

Industrials — 13.8%
Barnes Group	38,137	2,384
Beacon Roofing Supply*	28,134	1,325
Brink’s	26,981	2,117
Builders FirstSource*	39,169	638
Comfort Systems USA	40,165	1,368
Curtiss-Wright	15,939	1,543
Deluxe	18,070	1,253
Dycom Industries*	18,179	1,467
EnerSys	11,193	717
Global Brass & Copper Holdings	30,114	899
John Bean Technologies	6,517	578
MasTec*	26,115	1,066
Matthews International, Cl A	21,088	1,271
Multi-Color	11,660	930
SP Plus*	19,602	723
Teledyne Technologies*	5,541	831
Wesco Aircraft Holdings*	141,630	1,190

		20,300

Information Technology — 22.1%
Aspen Technology*	29,056	1,838
BroadSoft*	48,711	2,414
Celestica (Canada)*	109,179	1,255
ChipMOS TECHNOLOGIES, ADR (Taiwan)#	40,635	738
CoreLogic*	18,089	850
Entegris*	32,453	826
Euronet Worldwide*	15,228	1,496
EVERTEC (Puerto Rico)	84,364	1,552
ExlService Holdings*	36,503	2,054
Extreme Networks*	66,591	761
Fair Isaac	15,269	2,149
Impinj*#	31,834	1,217
Integrated Device Technology*	35,990	889
j2 Global	6,976	525
LogMeIn	13,085	1,497
Methode Electronics	37,960	1,553
Novanta (Canada)*	56,275	2,200
Rapid7*	72,593	1,224
RealPage*	53,522	2,307
RingCentral, Cl A*	41,764	1,769
Sanmina*	20,840	780
Silicon Laboratories*	13,067	992
Twilio, Cl A*#	57,064	1,671

		32,557

Materials — 4.8%
Innospec	19,117	1,061
Neenah Paper	21,821	1,686
Orion Engineered Carbons SA (Luxembourg)	45,382	976
Owens-Illinois*	59,872	1,475
Platform Specialty Products*	159,327	1,861

		7,059

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — 4.7%
Community Healthcare Trust REIT	31,129	$827
CorEnergy Infrastructure Trust REIT#	38,699	1,263
GEO Group REIT	30,424	841
Gladstone Commercial REIT	34,257	733
Potlatch REIT	28,623	1,368
RE/MAX Holdings, Cl A	19,768	1,211
Ryman Hospitality Properties REIT	12,498	742

		6,985

Telecommunication Services — 1.3%
Boingo Wireless*	92,051	1,895

Utilities — 2.1%
NRG Yield, Cl A	42,160	767
SJW Group	13,102	727
Spark Energy, Cl A#	55,920	886
Unitil	15,358	766

		3,146

Total Common Stocks
(Cost $117,693)		142,850

MASTER LIMITED PARTNERSHIPS — 1.9%
Energy — 1.9%
Enviva Partners LP#	28,486	830
GasLog Partners LP (Marshall Islands)#	45,215	1,026
PBF Logistics LP#	44,511	973

		2,829

Total Master Limited Partnerships
(Cost $2,780)		2,829

MONEY MARKET FUND — 0.5%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	701,231	701

Total Money Market Fund
(Cost $701)		701

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.3%
(Cost $121,174)		146,380

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.8%
Affiliated Money Market Fund — 5.5%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	8,071,908	$8,072

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 0.896% (B)	443,825	444

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $8,516)		8,516

TOTAL INVESTMENTS — 105.1%
(Cost $129,690)**		154,896

Other Assets & Liabilities – (5.1)%		(7,545)

TOTAL NET ASSETS — 100.0%		$147,351

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $129,862.

Gross unrealized appreciation (000)	$27,616
Gross unrealized depreciation (000)	(2,582)

Net unrealized appreciation (000)	$25,034

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $8,330 (000).
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of net assets as of August 31, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$142,819	$–	$31	$142,850

Master Limited Partnerships	2,829	–	–	2,829

Money Market Fund	701	–	–	701

Short-Term Investments Purchased With Collateral From Securities Loaned	8,516	–	–	8,516

Total Assets - Investments in Securities	$154,865	$–	$31	$154,896

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    V a l u e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.5%
Consumer Discretionary — 10.5%
American Axle & Manufacturing Holdings*	6,705	$98
Bloomin’ Brands	6,603	112
Cooper-Standard Holding*	1,564	157
Dillard’s, Cl A#	2,135	130
Ethan Allen Interiors	6,194	181
GNC Holdings, Cl A#	29,198	242
Groupon*	88,867	395
Lithia Motors, Cl A	1,894	204
Marine Products	8,661	135
Meredith	3,819	208
NACCO Industries, Cl A	2,616	190
Pinnacle Entertainment*	9,042	176
Select Comfort*	9,502	281
Stars Group (Canada)*#	13,290	220
Steven Madden*	7,758	329

		3,058

Consumer Staples — 2.8%
Cott (Canada)	10,993	167
Nomad Foods (Virgin Islands)*	31,243	469
Universal	3,379	193

		829

Energy — 3.0%
Atwood Oceanics*#	18,282	120
Hallador Energy	25,046	145
Overseas Shipholding Group, Cl A*	60,380	137
Renewable Energy Group*	19,182	232
Transportadora de Gas del Sur SA, ADR (Argentina)*#	14,794	257

		891

Financials — 27.9%
BancFirst	3,374	170
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,349	576
Bank of NT Butterfield & Son (Bermuda)	13,050	429
Brookline Bancorp	12,148	174
Camden National	4,030	157
Community Bank System	4,270	220
CYS Investments REIT	21,109	186
Dime Community Bancshares	15,576	295
Dynex Capital REIT	29,882	214
EMC Insurance Group	4,541	127
Enova International*	17,514	208
First BanCorp (Puerto Rico)*	65,130	370
First Commonwealth Financial	9,292	117
FNB	9,442	120
Fulton Financial	25,017	436
Health Insurance Innovations, Cl A*#	16,688	562
Heartland Financial USA	4,931	224
International Bancshares	5,021	180
Invesco Mortgage Capital REIT	43,451	738
Lakeland Bancorp	10,584	196
MTGE Investment REIT	10,855	208
NMI Holdings, Cl A*	46,487	504
Northeast Bancorp#	5,924	128
Prospect Capital#	67,598	443
S&T Bancorp	6,254	225
South State	1,714	141
Umpqua Holdings	6,916	121

	Number of Shares	Value (000)

United Bankshares	3,951	$132
Univest Corporation of Pennsylvania	8,539	249
Waterstone Financial	7,247	128
World Acceptance*	2,376	178

		8,156

Healthcare — 4.9%
AMAG Pharmaceuticals*	6,344	106
Arena Pharmaceuticals*	13,110	304
Landauer	7,999	496
Meridian Bioscience	9,442	131
Supernus Pharmaceuticals*	8,960	411

		1,448

Industrials — 11.3%
AAR	8,720	314
ACCO Brands*	20,176	221
Argan	3,608	228
Builders FirstSource*	7,758	126
China Yuchai International (Bermuda)	6,687	123
Ennis	12,659	242
Global Brass & Copper Holdings	7,638	228
Greenbrier#	8,150	350
Harsco*	18,341	314
National Presto Industries	1,503	150
Navigant Consulting*	6,638	102
Vectrus*	5,653	161
Viad	5,504	302
Wabash National	15,245	320
Wesco Aircraft Holdings*	15,546	131

		3,312

Information Technology — 10.4%
Applied Optoelectronics*#	7,448	440
Bel Fuse, Cl B	7,306	186
Black Box	23,334	70
Control4*	4,183	104
EVERTEC (Puerto Rico)	17,078	314
Hortonworks*	7,899	134
Insight Enterprises*	2,797	112
KEMET*	5,917	142
ManTech International, Cl A	3,999	161
Plexus*	3,157	165
Sanmina*	13,923	521
Xcerra*	31,484	309
Yirendai, ADR (Cayman Islands)*#	5,021	201
Zynga, Cl A*	47,389	178

		3,037

Materials — 5.5%
Braskem SA, ADR (Brazil)#	7,698	186
Chase	2,555	239
Clearwater Paper*	3,608	168
Hecla Mining	40,925	216
Olympic Steel	11,517	210
Orion Engineered Carbons SA (Luxembourg)	11,496	247
SunCoke Energy*	22,160	206
Trinseo SA (Luxembourg)	1,894	127

		1,599

Real Estate — 11.5%
Ashford Hospitality Trust REIT	37,184	231

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    V a l u e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — continued
CoreSite Realty REIT	1,593	$189
DiamondRock Hospitality REIT	39,211	431
Forestar Group*	13,140	226
Four Corners Property Trust REIT	12,132	308
Maui Land & Pineapple*#	26,306	339
Monmouth Real Estate Investment REIT	33,828	550
Potlatch REIT	6,161	294
RMR Group, Cl A	4,541	235
Select Income REIT	9,833	228
Summit Hotel Properties REIT	9,340	139
Xinyuan Real Estate, ADR (Cayman Islands)	37,376	188

		3,358

Telecommunication Services — 3.7%
Boingo Wireless*	18,974	391
Cogent Communications Holdings	11,727	547
Consolidated Communications Holdings#	7,397	136

		1,074

Utilities — 5.0%
El Paso Electric	9,870	548
NorthWestern	6,855	414
Otter Tail	3,186	133
Spire	4,931	377

		1,472

Total Common Stocks
(Cost $26,069)		28,234

MASTER LIMITED PARTNERSHIPS — 2.3%
Energy — 1.2%
Hoegh LNG Partners LP#	6,014	111
KNOT Offshore Partners LP#	10,824	255

		366

Financials — 1.1%
Carlyle Group LP#	15,272	317

Total Master Limited Partnerships
(Cost $686)		683

MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund,
Class I Shares 0.874%† (A)	356,851	357

Total Money Market Fund
(Cost $357)		357

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $27,112)		29,274

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 12.7%
Affiliated Money Market Fund — 12.0%
PNC Government Money Market Fund,
Class I Shares 0.874%† (A)	3,516,467	$3,516

Money Market Fund — 0.7%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 0.896% (A)	193,349	193

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $3,709)		3,709

TOTAL INVESTMENTS — 112.7%
(Cost $30,821)**		32,983
Other Assets & Liabilities – (12.7)%		(3,729)
TOTAL NET ASSETS — 100.0%		$29,254

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $30,852.

Gross unrealized appreciation (000)	$3,727
Gross unrealized depreciation (000)	(1,596)

Net unrealized appreciation (000)	$2,131

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,519 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$28,234	$–	$–	$28,234

Master Limited Partnerships	683	–	–	683

Money Market Fund	357	–	–	357

Short-Term Investments Purchased With Collateral From Securities Loaned	3,709	–	–	3,709

Total Assets - Investments in Securities	$32,983	$–	$–	$32,983

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.7%
Consumer Discretionary — 12.1%
Advance Auto Parts	464	$45
Amazon.com*	2,503	2,454
AutoZone*	179	95
Best Buy	1,689	92
BorgWarner	1,266	59
CarMax*	1,152	77
Carnival (Panama)	2,560	178
CBS, Cl B	2,366	152
Charter Communications, Cl A*	1,361	542
Chipotle Mexican Grill*	184	58
Coach	1,784	74
Comcast, Cl A	29,504	1,198
D.R. Horton	2,128	77
Darden Restaurants	803	66
Delphi Automotive PLC (Jersey)	1,673	161
Discovery Communications, Cl A*	977	22
Discovery Communications, Cl C*	1,334	28
DISH Network, Cl A*	1,428	82
Dollar General	1,649	120
Dollar Tree*	1,548	123
Expedia	758	112
Foot Locker	857	30
Ford Motor	24,750	273
Gap	1,390	33
Garmin (Switzerland)	725	37
General Motors	8,679	317
Genuine Parts	912	76
Global Payments	954	91
Goodyear Tire & Rubber	1,636	50
H&R Block	1,150	31
Hanesbrands	2,315	56
Harley-Davidson#	1,071	50
Hasbro	706	69
Hilton Worldwide Holdings	1,271	82
Home Depot	7,317	1,097
Interpublic Group	2,489	50
Kohl’s	1,100	44
L Brands	1,569	57
Leggett & Platt	840	39
Lennar, Cl A	1,269	66
LKQ*	1,935	67
Lowe’s	5,319	393
Macy’s	1,915	40
Marriott International, Cl A	1,909	198
Mattel	2,323	38
McDonald’s	5,049	808
MGM Resorts International	3,042	100
Michael Kors Holdings (Virgin Islands)*	1,003	42
Mohawk Industries*	393	99
Netflix*	2,712	474
Newell Brands	2,943	142
News, Cl A	2,423	32
News, Cl B	755	10
NIKE, Cl B	8,534	451
Nordstrom#	693	31
Omnicom Group	1,442	104
O’Reilly Automotive*	577	113
Priceline Group*	310	574
PulteGroup	1,743	45
PVH	494	62
Ralph Lauren	338	30

	Number of Shares	Value (000)

Ross Stores	2,512	$147
Royal Caribbean Cruises (Liberia)	1,038	129
Scripps Networks Interactive, Cl A	614	53
Signet Jewelers (Bermuda)	432	27
Staples	4,238	43
Starbucks	9,312	511
Target	3,629	198
Tiffany	691	63
Time Warner	4,931	499
TJX	4,126	298
Tractor Supply	839	50
TripAdvisor*	694	30
Twenty-First Century Fox, Cl A	6,876	190
Twenty-First Century Fox, Cl B	3,157	86
Ulta Beauty*	368	81
Under Armour, Cl A*#	1,239	20
Under Armour, Cl C*#	1,211	18
VF	2,013	127
Viacom, Cl B	2,294	66
Walt Disney	9,264	937
Whirlpool	451	77
Wyndham Worldwide	646	64
Wynn Resorts	488	68
Yum! Brands	2,065	159

		16,157

Consumer Staples — 8.4%
Altria Group	12,021	762
Archer-Daniels-Midland	3,606	149
Brown-Forman, Cl B	1,104	59
Campbell Soup	1,207	56
Church & Dwight	1,554	78
Clorox	795	110
Coca-Cola	24,290	1,106
Colgate-Palmolive	5,512	395
Conagra Brands	2,513	82
Constellation Brands, Cl A	1,074	215
Costco Wholesale	2,758	432
Coty,Cl A	3,016	50
CVS Health	6,393	494
Dr Pepper Snapple Group	1,144	104
Estee Lauder, Cl A	1,390	149
General Mills	3,534	188
Hershey	872	92
Hormel Foods	1,707	52
J.M. Smucker	739	77
Kellogg	1,589	104
Kimberly-Clark	2,203	272
Kraft Heinz	3,746	303
Kroger	7,036	154
McCormick	707	67
Molson Coors Brewing, Cl B	1,171	105
Mondelez International, Cl A	9,461	385
Monster Beverage*	2,511	140
PepsiCo	8,934	1,034
Philip Morris International	9,685	1,132
Procter & Gamble	15,923	1,469
Sysco	3,091	163
Tyson Foods, Cl A	1,796	114
Walgreens Boots Alliance	5,335	435
Wal-Mart Stores	9,353	730

		11,257

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Energy — 5.7%
Anadarko Petroleum	3,701	$151
Andeavor	947	95
Apache	2,431	94
Baker Hughes, a GE Company	2,674	91
Cabot Oil & Gas	2,866	73
Chesapeake Energy*#	4,867	18
Chevron	12,137	1,306
Cimarex Energy	642	64
Concho Resources*	989	110
ConocoPhillips	7,858	343
Devon Energy	3,443	108
EOG Resources	3,762	320
EQT	1,076	67
Exxon Mobil	26,936	2,056
Halliburton	5,577	217
Helmerich & Payne	700	30
Hess	1,778	69
Kinder Morgan	12,313	238
Marathon Oil	5,467	61
Marathon Petroleum	3,365	176
National Oilwell Varco	2,507	77
Newfield Exploration*	1,296	34
Noble Energy	2,868	68
Occidental Petroleum	4,939	295
ONEOK	1,357	73
Phillips 66	2,806	235
Pioneer Natural Resources	1,138	148
Range Resources	1,190	21
Schlumberger (Curacao)	9,019	573
TechnipFMC PLC (United Kingdom)*	3,050	79
Valero Energy	2,875	196
Williams	5,425	161

		7,647

Financials — 15.7%
Affiliated Managers Group	354	63
Aflac	2,497	206
Allstate	2,252	204
American Express	4,704	405
American International Group	5,546	335
Ameriprise Financial	945	131
Aon PLC (United Kingdom)	1,620	225
Arthur J Gallagher	1,118	65
Assurant	338	32
Bank of America	63,394	1,514
BB&T	5,081	234
Berkshire Hathaway, Cl B*	11,971	2,169
BlackRock†	756	317
BNY Mellon	6,469	338
Brighthouse Financial*	620	35
Capital One Financial	3,000	239
CBOE Holdings	581	59
Charles Schwab	7,629	304
Chubb (Switzerland)	2,909	411
Cincinnati Financial	935	72
Citigroup	17,421	1,185
Citizens Financial Group	3,185	106
CME Group	2,121	267
Comerica	1,098	75
Discover Financial Services	2,398	141
E*TRADE Financial*	1,723	71

	Number of Shares	Value (000)

Everest Re Group (Bermuda)	263	$66
Fifth Third Bancorp	4,680	122
Franklin Resources	2,129	92
Goldman Sachs Group	2,295	513
Hartford Financial Services Group	2,284	123
Huntington Bancshares	6,897	87
Intercontinental Exchange	3,723	241
Invesco (Bermuda)	2,554	84
JPMorgan Chase	22,510	2,046
KeyCorp	6,876	118
Leucadia National	2,014	48
Lincoln National	1,426	97
Loews	1,726	80
M&T Bank	976	144
Marsh & McLennan	3,183	249
Mastercard, Cl A	5,881	784
MetLife	6,818	319
Moody’s	1,014	136
Morgan Stanley	9,013	410
Nasdaq	712	54
Navient	1,753	23
Northern Trust	1,332	118
People’s United Financial	2,193	37
PNC Financial Services Group†	3,044	382
Principal Financial Group	1,684	105
Progressive	3,576	166
Prudential Financial	2,708	276
Raymond James Financial	809	63
Regions Financial	7,559	107
S&P Global	1,594	246
State Street	2,186	202
SunTrust Banks	3,056	168
Synchrony Financial	4,739	146
T. Rowe Price Group	1,538	130
Torchmark	683	53
Travelers	1,716	208
U.S. Bancorp	10,079	517
Unum Group	1,426	69
Visa, Cl A	11,559	1,197
Wells Fargo	28,463	1,454
Willis Towers Watson PLC (Ireland)	788	117
XL Group (Bermuda)	1,597	65
Zions Bancorporation	1,277	56

		20,921

Healthcare — 14.3%
Abbott Laboratories	10,726	546
AbbVie	9,884	744
Aetna	2,072	327
Agilent Technologies	2,026	131
Alexion Pharmaceuticals*	1,280	182
Align Technology*	474	84
Allergan PLC (Ireland)	2,082	478
AmerisourceBergen	1,023	82
Amgen	4,664	829
Anthem	1,650	324
Baxter International	3,034	188
Becton Dickinson	1,427	285
Biogen*	1,385	438
Boston Scientific*	8,634	238
Bristol-Myers Squibb	10,403	629
C.R. Bard	454	146

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Cardinal Health	1,970	$133
Celgene*	4,872	677
Centene*	1,052	94
Cerner*	1,851	126
Cigna	1,610	293
Cooper	304	76
DaVita*	977	57
DENTSPLY SIRONA	1,431	81
Edwards Lifesciences*	1,316	150
Eli Lilly	6,037	491
Envision Healthcare*	730	38
Express Scripts Holding*	3,708	233
Gilead Sciences	8,319	696
HCA Healthcare*	1,822	143
Henry Schein*	502	87
Hologic*	1,746	67
Humana	894	230
IDEXX Laboratories*	548	85
Illumina*	916	187
Incyte*	1,037	143
Intuitive Surgical*	232	233
Johnson & Johnson	16,831	2,228
Laboratory Corporation of America Holdings*	646	101
McKesson	1,312	196
Medtronic PLC (Ireland)	8,627	696
Merck	17,575	1,122
Mettler-Toledo International*	163	99
Mylan NV (Netherlands)*	3,054	96
Patterson	509	20
PerkinElmer	691	46
Perrigo PLC (Ireland)	890	70
Pfizer	37,505	1,272
Quest Diagnostics	858	93
Quintiles IMS Holdings*	863	83
Regeneron Pharmaceuticals*	486	242
ResMed	894	69
Stryker	1,947	275
Thermo Fisher Scientific	2,456	460
UnitedHealth Group	6,038	1,201
Universal Health Services, Cl B	562	61
Varian Medical Systems*	577	61
Vertex Pharmaceuticals*	1,550	249
Waters*	501	92
Zimmer Biomet Holdings	1,259	144
Zoetis	3,065	192

		19,139

Industrials — 10.3%
3M	3,698	756
A.O. Smith	929	52
Acuity Brands	283	50
Alaska Air Group	783	58
Allegion PLC (Ireland)	583	46
American Airlines Group	3,130	140
AMETEK	1,440	91
Arconic	2,792	71
Boeing	3,440	824
C.H. Robinson Worldwide	879	62
Caterpillar	3,703	435
Cintas	540	73
CSX	5,841	293

	Number of Shares	Value (000)

Cummins	967	$154
Danaher	3,836	320
Deere	1,851	215
Delta Air Lines	4,704	222
Dover	988	84
Eaton PLC (Ireland)	2,808	202
Emerson Electric	4,109	243
Equifax	732	104
Expeditors International of Washington	1,107	62
Fastenal	1,839	78
FedEx	1,542	331
Flowserve	843	33
Fluor	922	36
Fortive	1,884	122
Fortune Brands Home & Security	949	59
General Dynamics	1,754	353
General Electric	54,915	1,348
Honeywell International	4,763	659
IHS Markit (Bermuda)*	1,957	92
Illinois Tool Works	1,914	263
Ingersoll-Rand PLC (Ireland)	1,576	135
J.B. Hunt Transport Services	538	53
Jacobs Engineering Group	775	42
Johnson Controls International PLC (Ireland)	5,849	232
Kansas City Southern	658	68
L3 Technologies	487	88
Lockheed Martin	1,549	473
Masco	1,955	72
Nielsen Holdings PLC (United Kingdom)	2,106	82
Norfolk Southern	1,850	223
Northrop Grumman	1,090	297
PACCAR	2,196	146
Parker-Hannifin	829	133
Pentair PLC (Ireland)	1,058	66
Quanta Services*	955	34
Raytheon	1,810	329
Republic Services	1,433	93
Robert Half International	782	35
Rockwell Automation	811	133
Rockwell Collins	998	131
Roper Technologies	635	146
Snap-on	368	54
Southwest Airlines	3,743	195
Stanley Black & Decker	949	137
Stericycle*	546	39
Textron	1,686	83
TransDigm Group*	299	78
Union Pacific	5,067	534
United Continental Holdings*	1,786	111
United Parcel Service, Cl B	4,290	491
United Rentals*	577	68
United Technologies	4,667	559
Verisk Analytics*	949	77
W.W. Grainger	344	56
Waste Management	2,521	194
Xylem	1,134	70

		13,688

Information Technology — 22.0%
Accenture PLC, Cl A (Ireland)	3,887	508
Activision Blizzard	4,213	276
Adobe Systems*	3,112	483

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Advanced Micro Devices*	5,137	$67
Akamai Technologies*	1,098	52
Alliance Data Systems	343	77
Alphabet, Cl A*	1,879	1,795
Alphabet, Cl C*	1,882	1,768
Amphenol, Cl A	1,912	155
Analog Devices	2,313	194
ANSYS*	547	70
Apple	33,141	5,435
Applied Materials	6,961	314
Autodesk*	1,243	142
Automatic Data Processing	2,804	299
Broadcom (Singapore)	2,580	650
CA	1,996	66
Cars.com* (A)	4	–
Cisco Systems	31,200	1,005
Citrix Systems*	972	76
Cognizant Technology Solutions, Cl A	3,707	262
Corning	5,737	165
CSRA	906	29
DXC Technology	1,820	155
eBay*	6,359	230
Electronic Arts*	1,926	234
F5 Networks*	405	48
Facebook, Cl A*	14,768	2,540
Fidelity National Information Services	2,057	191
Fiserv*	1,314	163
FLIR Systems	871	33
Gartner*	556	67
Harris	761	94
Hewlett Packard	10,707	193
HP	10,916	208
Intel	30,046	1,054
International Business Machines	5,424	776
Intuit	1,534	217
Juniper Networks	2,411	67
KLA-Tencor	1,030	96
Lam Research	1,060	176
Microchip Technology	1,473	128
Micron Technology*	6,694	214
Microsoft	48,606	3,634
Motorola Solutions	1,051	93
NetApp	1,746	67
NVIDIA	3,693	626
Oracle	19,014	957
Paychex	1,982	113
PayPal Holdings*	7,027	433
Qorvo*	834	61
QUALCOMM	9,408	492
Red Hat*	1,131	122
salesforce.com*	4,212	402
Seagate Technology PLC (Ireland)	1,871	59
Skyworks Solutions	1,179	124
Symantec	3,987	120
Synopsys*	946	76
TE Connectivity (Switzerland)	2,224	177
Texas Instruments	6,360	527
Total System Services	1,044	72
VeriSign*	550	57
Western Digital	1,822	161
Western Union	3,013	57
Xerox	1,368	44

	Number of Shares	Value (000)

Xilinx	1,550	$102

		29,348

Materials — 2.9%
Air Products & Chemicals	1,365	198
Albemarle	732	85
Avery Dennison	551	52
Ball	2,167	87
CF Industries Holdings	1,503	43
Dow Chemical	7,077	472
E.I. du Pont de Nemours	5,464	459
Eastman Chemical	929	80
Ecolab	1,636	218
FMC	838	72
Freeport-McMoRan*	9,006	133
International Flavors & Fragrances	504	69
International Paper	2,570	138
LyondellBasell Industries NV, Cl A (Netherlands)	2,123	192
Martin Marietta Materials	400	85
Monsanto	2,770	325
Mosaic	2,335	47
Newmont Mining	3,498	134
Nucor	2,207	122
Packaging Corporation of America	594	67
PPG Industries	1,596	166
Praxair	1,803	237
Sealed Air	1,215	54
Sherwin-Williams	506	172
Vulcan Materials	839	102
WestRock	1,579	90

		3,899

Real Estate — 2.9%
Alexandria Real Estate Equities REIT	575	70
American Tower REIT	2,645	392
Apartment Investment & Management, Cl A REIT	985	45
AvalonBay Communities REIT	856	161
Boston Properties REIT	969	117
CBRE Group, Cl A*	1,915	69
Crown Castle International REIT	2,330	253
Digital Realty Trust REIT	983	116
Duke Realty REIT	2,241	67
Equinix REIT	480	225
Equity Residential REIT	2,288	154
Essex Property Trust REIT	411	109
Extra Space Storage REIT	778	60
Federal Realty Investment Trust REIT	449	57
GGP REIT	3,636	75
HCP REIT	2,903	86
Host Hotels & Resorts REIT	4,676	85
Iron Mountain REIT	1,537	60
Kimco Realty REIT	2,648	52
Macerich REIT	759	40
Mid-America Apartment Communities REIT	697	74
Prologis REIT	3,276	207
Public Storage REIT	916	188
Realty Income REIT	1,699	98
Regency Centers REIT	918	59
Simon Property Group REIT	1,955	307
SL Green Realty REIT	656	63
UDR REIT	1,675	65

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — continued
Ventas REIT	2,210	$151
Vornado Realty Trust REIT	1,098	82
Welltower REIT	2,291	168
Weyerhaeuser REIT	4,736	154

		3,909

Telecommunication Services — 2.2%
AT&T	38,996	1,461
CenturyLink#	3,417	67
Level 3 Communications*	1,827	99
Verizon Communications	26,026	1,249

		2,876

Utilities — 3.2%
AES	4,103	45
Alliant Energy	1,420	61
Ameren	1,522	91
American Electric Power	3,066	226
American Water Works	1,092	88
CenterPoint Energy	2,670	79
CMS Energy	1,727	84
Consolidated Edison	1,902	160
Dominion Energy	3,930	310
DTE Energy	1,115	125
Duke Energy	4,344	379
Edison International	2,017	162
Entergy	1,120	89
Eversource Energy	1,989	125
Exelon	5,785	219
FirstEnergy	2,771	90
NextEra Energy	2,900	436
NiSource	2,010	54
NRG Energy	2,006	50
PG&E	3,140	221
Pinnacle West Capital	693	62
PPL	4,248	167
Public Service Enterprise Group	3,187	149
SCANA	890	54
Sempra Energy	1,576	186
Southern	6,168	298
WEC Energy Group	1,972	129
Xcel Energy	3,174	157

		4,296

Total Common Stocks
(Cost $46,675)		133,137

MONEY MARKET FUND — 0.2%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	303,471	303

Total Money Market Fund
(Cost $303)		303

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $46,978)		133,440

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	192,240	$192

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 0.896% (B)	10,570	11

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $203)		203

TOTAL INVESTMENTS — 100.1%
(Cost $47,181)**		133,643

Other Assets & Liabilities – (0.1)%		(122)

TOTAL NET ASSETS — 100.0%		$133,521

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $51,862.

Gross unrealized appreciation (000)	$82,667
Gross unrealized depreciation (000)	(886)

Net unrealized appreciation (000)	$81,781

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $196 (000).
(A)	Value is less than $500.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$133,137	$–	$–	$133,137

Money Market Fund	303	–	–	303

Short-Term Investments Purchased With Collateral From Securities Loaned	203	–	–	203

Total Assets - Investments in Securities	$133,643	$–	$–	$133,643

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.6%
Consumer Discretionary — 17.7%
Camping World Holdings, Cl A	376,389	$13,832
Dorman Products*	243,635	16,182
Fox Factory Holding*	289,961	11,598
Helen of Troy (Bermuda)*	119,906	10,828
Installed Building Products*	146,082	8,429
LCI Industries	251,311	24,830
Lithia Motors, Cl A	278,447	30,072
Madison Square Garden, Cl A*	89,747	19,072

		134,843

Financials — 25.4%
AMERISAFE	204,063	10,979
Bank of the Ozarks	636,647	27,350
Credit Acceptance*#	108,162	29,452
Diamond Hill Investment Group*	55,688	10,933
Eagle Bancorp*	433,645	26,973
Home BancShares	679,691	15,844
LegacyTexas Financial Group	600,226	21,602
National General Holdings	673,496	11,564
PRA Group*	695,141	20,090
RLI	344,171	18,420

		193,207

Healthcare — 7.6%
AMN Healthcare Services*	564,325	21,078
Neogen*	418,061	28,804
PAREXEL International*	87,103	7,655

		57,537

Industrials — 27.4%
Alamo Group	86,934	7,977
Colfax*	177,744	7,088
Dycom Industries*	47,560	3,837
EnerSys	309,760	19,856
Exponent	272,459	18,554
Genesee & Wyoming, Cl A*	89,657	6,147
GP Strategies* (A)	261,565	7,481
HEICO	312,054	26,765
Insperity	215,047	17,268
John Bean Technologies	171,261	15,191
KLX*	226,482	10,858
On Assignment*	404,006	19,271
Patrick Industries*	191,190	14,148
Universal Forest Products	128,449	11,202
WageWorks*	321,169	18,933
Willdan Group*	132,704	4,115

		208,691

Information Technology — 9.6%
ePlus*	105,527	8,833
Open Text (Canada)	93,222	3,006
OSI Systems*	206,034	17,113
RealPage*	220,103	9,486
Tyler Technologies*	109,831	18,979
WEX*	144,954	15,820

		73,237

Materials — 3.8%
Balchem	210,692	15,794

	Number of Shares	Value (000)

Neenah Paper	172,315	$13,311

		29,105

Real Estate — 6.1%
Colliers International Group (Canada)	263,266	13,690
FirstService (Canada) (A)	349,680	24,386
RE/MAX Holdings, Cl A	136,605	8,367

		46,443

Total Common Stocks (Cost $506,756)		743,063

MONEY MARKET FUND — 2.7%
PNC Government Money Market Fund, Class I Shares 0.874%† (B)	20,223,704	20,224

Total Money Market Fund (Cost $20,224)		20,224

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.3% (Cost $526,980)		763,287

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.9%
Affiliated Money Market Fund — 2.8%
PNC Government Money Market Fund, Class I Shares 0.874%† (B)	20,973,698	20,974

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.896% (B)	1,153,214	1,153

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $22,127)		22,127

TOTAL INVESTMENTS — 103.2%
(Cost $549,107)**		785,414
Other Assets & Liabilities – (3.2)%		(24,375)
TOTAL NET ASSETS — 100.0%		$761,039

*	Non-income producing security.
** Aggregate	cost for Federal income tax purposes is (000) $ 560,434.

Gross unrealized appreciation (000)	$230,806
Gross unrealized depreciation (000)	(5,826)

Net unrealized appreciation (000)	$224,980

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $21,834 (000).
(A)	Security deemed to be partially illiquid. Total value of illiquid portion of such securities is $3,370 (000) and represents 0.5% of net assets as of August 31, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$743,063	$–	$–	$743,063

Money Market Fund	20,224	–	–	20,224

Short-Term Investments Purchased With Collateral From Securities Loaned	22,127	–	–	22,127

Total Assets - Investments in Securities	$785,414	$–	$–	$785,414

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 7.7%
Automotive — 3.8%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$277	$277
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	60	60
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	130	130
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	200	198
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3
1.760%, 08/16/21	260	261
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3
1.750%, 10/15/21	325	325

		1,251

Credit Cards — 3.1%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	350	352
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	105	105
BA Credit Card Trust,
Series 2017-A1, Cl A1
1.950%, 08/15/22	150	151
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	395	393

		1,001

Utilities — 0.8%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	247	249

Total Asset-Backed Securities
(Cost $2,499)		2,501

CORPORATE BONDS — 40.5%
Automotive — 1.7%
Ford Motor
4.346%, 12/08/26	160	166
General Motors
6.600%, 04/01/36	55	64
5.150%, 04/01/38	5	5
General Motors Financial
3.200%, 07/13/20	90	92
Toyota Motor Credit (MTN)
2.600%, 01/11/22	205	209

		536

Cable — 0.8%
CBS
4.600%, 01/15/45	75	78

	Par (000)	Value (000)

Scripps Networks Interactive
2.800%, 06/15/20	$80	$81
Time Warner Cable LLC
4.500%, 09/15/42	100	92

		251

Consumer Discretionary — 1.0%
Carnival
3.950%, 10/15/20	155	164
Hasbro
6.300%, 09/15/17	159	159

		323

Consumer Services — 0.4%
Automatic Data Processing
3.375%, 09/15/25	100	105
Sotheby’s
5.250%, 10/01/22 144A	25	26

		131

Consumer Staples — 1.1%
Kroger
6.150%, 01/15/20	165	180
4.450%, 02/01/47	40	39
WhiteWave Foods
5.375%, 10/01/22	125	141

		360

Energy — 2.8%
BP Capital Markets PLC
3.224%, 04/14/24	160	165
ConocoPhillips
6.500%, 02/01/39	60	79
Energy Transfer LP
4.050%, 03/15/25	75	76
6.125%, 12/15/45	60	66
HollyFrontier
5.875%, 04/01/26	135	146
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	87	105
Petroleos Mexicanos
6.000%, 03/05/20	75	81
Phillips 66
4.650%, 11/15/34	75	80
Valero Energy
3.400%, 09/15/26	105	104

		902

Financials — 13.3%
Bank of America (GMTN)
2.000%, 01/11/18	200	200
Bank of America (MTN)
4.000%, 04/01/24	135	143
4.200%, 08/26/24	155	163
BankUnited
4.875%, 11/17/25	80	84
Bear Stearns LLC
7.250%, 02/01/18	105	107
Capital One Financial
4.200%, 10/29/25	65	67
Capital One NA
2.400%, 09/05/19	250	252

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Citigroup
2.050%, 12/07/18	$145	$145
4.450%, 09/29/27	40	42
3.887%, 01/10/28 (A)	80	83
Credit Suisse AG (GMTN)
5.400%, 01/14/20	120	129
Deutsche Bank AG
2.700%, 07/13/20	100	101
4.250%, 10/14/21	55	58
Goldman Sachs Group
2.300%, 12/13/19	210	211
2.350%, 11/15/21	110	109
HSBC Holdings PLC
5.100%, 04/05/21	150	164
Intercontinental Exchange
2.350%, 09/15/22	110	110
JPMorgan Chase
2.400%, 06/07/21	225	227
3.882%, 07/24/38 (A)	70	71
6.100%, 10/29/49 (A)	95	104
Morgan Stanley (GMTN)
2.500%, 04/21/21	150	151
Morgan Stanley (MTN)
2.625%, 11/17/21	160	161
4.100%, 05/22/23	75	79
New York Life Global Funding
2.300%, 06/10/22 144A	115	116
Royal Bank of Canada
2.100%, 10/14/20	320	321
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	145	161
Santander UK PLC
5.000%, 11/07/23 144A	200	218
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	165	168
Visa
4.150%, 12/14/35	75	82
Wells Fargo
3.069%, 01/24/23	95	97
Westpac Banking
2.250%, 07/30/18	50	50
3.350%, 03/08/27	125	129

		4,303

Food, Beverage & Tobacco — 1.3%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	170	189
Constellation Brands
3.875%, 11/15/19	155	161
Kraft Heinz Foods
5.200%, 07/15/45	75	81

		431

Healthcare — 2.8%
Abbott Laboratories
3.750%, 11/30/26	120	124
AbbVie
2.300%, 05/14/21	60	60
Allergan Funding SCS
3.450%, 03/15/22	80	83

	Par (000)	Value (000)
Amgen
2.650%, 05/11/22	$60	$61
4.400%, 05/01/45	85	89
Johnson & Johnson
3.550%, 03/01/36	125	130
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	110	110
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	60	57
Teva Pharmaceutical Finance III BV
2.800%, 07/21/23	65	61
3.150%, 10/01/26#	50	46
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	90	90

		911

Industrials — 0.8%
Cintas No 2
4.300%, 06/01/21	120	129
General Electric
4.125%, 10/09/42	110	116

		245

Insurance — 1.8%
Assurant
2.500%, 03/15/18	160	161
Hartford Financial Services Group
6.300%, 03/15/18	131	134
MetLife
6.400%, 12/15/66	70	81
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	90	102
XLIT
2.300%, 12/15/18	50	50
4.450%, 03/31/25	65	68

		596

Materials — 0.5%
Huntsman International LLC
4.875%, 11/15/20	80	84
Sherwin-Williams
2.750%, 06/01/22	75	75

		159

Real Estate — 2.3%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	115	120
Crown Castle International
3.650%, 09/01/27	75	75
Host Hotels & Resorts LP
3.750%, 10/15/23	110	113
Kimco Realty
2.800%, 10/01/26	85	81
Realty Income
5.375%, 09/15/17	100	100
Spirit Realty LP
4.450%, 09/15/26	165	167
VEREIT Operating Partnership LP
3.950%, 08/15/27	85	85

		741

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 2.0%
Amazon.com
4.250%, 08/22/57 144A	$150	$156
CVS Health
3.500%, 07/20/22	80	84
Penske Automotive Group
5.375%, 12/01/24	80	81
Priceline Group
3.600%, 06/01/26	125	128
Under Armour
3.250%, 06/15/26	120	112
Wal-Mart Stores
5.625%, 04/01/40	75	97

		658

Technology — 3.4%
Activision Blizzard
2.300%, 09/15/21	200	200
Amphenol
2.550%, 01/30/19	110	111
Apple
3.850%, 05/04/43	120	122
Avnet
4.625%, 04/15/26	110	115
Intel
2.875%, 05/11/24	120	122
KLA-Tencor
4.125%, 11/01/21	155	165
Microsoft
3.450%, 08/08/36	155	156
Xilinx
2.950%, 06/01/24	90	91

		1,082

Telecommunications — 1.6%
AT&T
4.450%, 04/01/24	80	86
4.900%, 08/14/37	85	86
4.750%, 05/15/46	80	77
5.700%, 03/01/57	60	64
Verizon Communications
4.500%, 08/10/33	205	208

		521

Transportation — 0.8%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	100	115
FedEx
3.900%, 02/01/35	100	101
Hertz
7.625%, 06/01/22 144A	50	50

		266

Utilities — 2.1%
Alabama Power
2.450%, 03/30/22	115	116
Berkshire Hathaway Energy
6.125%, 04/01/36	102	133
Florida Power & Light
4.050%, 10/01/44	60	65
NextEra Energy Capital Holdings
2.056%, 09/01/17	55	55

	Par (000)	Value (000)

NiSource Finance
3.490%, 05/15/27	$95	$97
Public Service Company of Colorado
3.800%, 06/15/47	70	73
Puget Sound Energy
5.757%, 10/01/39	100	129

		668

Total Corporate Bonds
(Cost $12,696)		13,084

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond
(GMTN)
4.750%, 03/08/44	50	52

Total Other Government and Agency Obligation
(Cost $45)		52

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	115	138

Total Municipal Bond
(Cost $115)		138

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.8%
Federal Home Loan Mortgage Corporation — 1.1%
9.500%, 10/01/20	1	2
8.000%, 07/01/25	17	19
6.000%, 09/01/19	3	3
5.500%, 06/01/33 (B)	–	–
3.357% (US0012M+1.809%), 01/01/36 (C)	4	4
3.271% (US0012M+1.710%), 12/01/36 (C)	5	5
3.000%, 12/01/42	296	301

		334

Federal National Mortgage Association — 19.8%
8.000%, 03/01/31	–	1
6.000%, 09/01/37	2	2
5.500%, 03/01/36	13	15
5.000%, 03/01/40	130	143
4.500%, 10/01/39	341	368
4.500%, 04/01/40	226	247
4.500%, 04/01/41	254	276
4.000%, 09/01/39	13	14
4.000%, 11/01/40	176	187
4.000%, 01/01/41	401	429
4.000%, 07/01/42	289	306
4.000%, 11/01/44	309	328
3.500%, 09/01/29	310	324
3.500%, 07/01/42	501	523
3.500%, 08/01/42	404	421
3.500%, 10/01/42	215	223
3.500%, 11/01/42	42	44
3.500%, 02/01/43	533	556
3.500%, 08/01/43	119	123
3.000%, 11/01/27	382	396
3.000%, 04/01/43	408	415
3.000%, 06/01/43	335	341

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.000%, 05/01/46	$241	$244
2.868% (US0012M+1.432%), 08/01/35 (C)	2	2
2.500%, 11/01/27	479	489

		6,417

Government National Mortgage Association — 1.9%
8.500%, 11/15/21	14	14
8.500%, 07/15/22	3	4
4.000%, 09/15/41	301	318
3.500%, 12/20/42	272	285

		621

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $7,195)		7,372

U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bonds — 6.6%
4.500%, 02/15/36	555	730
3.750%, 08/15/41	860	1,030
2.500%, 02/15/45	385	369

		2,129

U.S. Treasury Inflation Indexed Bond — 1.9%
0.125%, 07/15/24	609	607

U.S. Treasury Notes — 18.4%
2.375%, 08/15/24	90	93
2.250%, 11/15/25	565	574
2.125%, 09/30/21	1,500	1,530
2.000%, 02/28/21	700	711
1.750%, 10/31/20	385	388
1.750%, 03/31/22	1,110	1,113
1.625%, 12/31/19	180	181
1.625%, 08/15/22	285	284
1.625%, 05/15/26	630	607
1.500%, 12/31/18	495	496
		5,977

Total U.S. Treasury Obligations (Cost $8,497)		8,713

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.1%
PNC Government Money Market Fund,
Class I Shares 0.874%† (D)	358,207	$358

Total Money Market Fund
(Cost $358)		358

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.6%
(Cost $31,405)		32,218

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED —0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund,
Class I Shares 0.874%† (D)	44,340	44

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.896% (D)	2,438	2

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $46)		46

TOTAL INVESTMENTS — 99.7%
(Cost $31,451)*		32,264
Other Assets & Liabilities – 0.3%		95
TOTAL NET ASSETS — 100.0%		$32,359

*	Aggregate cost for Federal income tax purposes is (000) $ 31,529.

Gross unrealized appreciation (000)	$770
Gross unrealized depreciation (000)	(35)

Net unrealized appreciation (000)	$735

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $45 (000).
(A)	Fixed to floating rate investment. The rate shown is the fixed rate, which is the rate in effect on August 31, 2017, and the date shown is the final maturity date, not the reset date.
(B)	Par and Value are less than $500.
(C)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $783 (000) and represents 2.4% of net assets as of August 31, 2017.

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$2,501	$–	$2,501

Corporate Bonds	–	13,084	–	13,084

Money Market Fund	358	–	–	358

Municipal Bond	–	138	–	138

Other Government and Agency Obligation	–	52	–	52

Short-Term Investments Purchased With Collateral From Securities Loaned	46	–	–	46

U.S. Government Agency Mortgage-Backed Obligations	–	7,372	–	7,372

U.S. Treasury Obligations	–	8,713	–	8,713

Total Assets - Investments in Securities	$404	$31,860	$–	$32,264

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o r t g a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 91.7%
Federal Home Loan Mortgage Corporation — 18.6%
9.000%,09/01/20	$1	$1
8.000%,03/01/22 (A)	–	–
7.000%,05/01/31	9	9
6.000%,10/01/32	76	87
5.500%,03/01/28	57	63
4.000%,09/01/40 to 01/01/41	591	627
3.500%,07/01/42 to 08/01/46	1,638	1,702
3.000%,03/01/43 to 07/01/46	2,109	2,140
2.500%,08/01/31	446	453

		5,082

Federal National Mortgage Association — 59.6%
10.000%,06/01/21	1	1
9.000%,10/01/19	1	1
8.500%,11/01/21 to 09/01/23	2	2
8.000%,02/01/23 to 03/01/23	2	3
7.500%,09/01/22 to 07/01/31	51	58
7.000%,09/01/31	29	30
5.500%,12/01/18 to 01/01/35	385	431
5.000%,10/01/35 to 10/01/39	655	723
4.500%,08/01/39 to 05/01/40	1,238	1,351
4.000%,02/01/41 to 04/01/46	2,251	2,386
3.500%,09/01/41 to 05/01/45	4,685	4,872
3.000%,04/01/27 to 11/01/46	4,848	4,936
2.500%,09/01/27 to 08/01/30	1,433	1,460

		16,254

Government National Mortgage Association — 13.5%
9.250%,12/15/19 to 05/15/21	11	11
9.000%,07/15/18 to 11/15/24	21	23
8.500%,11/15/17 to 09/15/24	34	35
8.000%,12/15/21 to 04/15/30	88	94
7.500%,05/15/22 to 09/20/30	156	167
7.000%,03/15/23 to 07/15/31	256	283
5.000%,10/15/39	312	344
4.500%,03/15/39	623	681
4.000%,09/15/39 to 10/20/44	1,308	1,383
3.500%,06/20/42 to 01/20/43	627	656

		3,677

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,685)		25,013

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Note — 1.5%
2.000%, 02/15/23	$400	$404

Total U.S. Treasury Obligation (Cost $407)		404
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%

Fannie Mae, Series 2012-145, Cl PD
1.500%, 11/25/32	85	84
Fannie Mae, Series 2013-2, Cl AB
2.000%, 02/25/43	613	605
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	11	12
Freddie Mac, Series 4537, Cl HA
3.500%, 09/15/41	268	280
Ginnie Mae, Series 2002-92, Cl PB
5.500%, 12/20/32	329	367

Total Collateralized Mortgage Obligations (Cost $1,353)		1,348

	Number of Shares
MONEY MARKET FUND — 1.1%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	301,829	302

Total Money Market Fund
(Cost $302)		302

TOTAL INVESTMENTS — 99.2%
(Cost $26,747)*		27,067

Other Assets & Liabilities – 0.8%		226

TOTAL NET ASSETS — 100.0%		$27,293

*	Aggregate cost for Federal income tax purposes is (000) $26,748.

Gross unrealized appreciation (000)	$468
Gross unrealized depreciation (000)	(149)

Net unrealized appreciation (000)	$319

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o r t g a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligations	$–	$1,348	$–	$1,348

Money Market Fund	302	–	–	302

U.S. Government Agency Mortgage-Backed Obligations	–	25,013	–	25,013

U.S. Treasury Obligation	–	404	–	404

Total Assets - Investments in Securities	$302	$26,765	$–	$27,067

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 13.0%
Automotive — 3.5%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,480	$1,472
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	1,000	993
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4
2.050%, 06/21/23	760	767
Honda Auto Receivables Owner Trust,
Series 2017-2, Cl A3
1.680%, 08/16/21	1,070	1,071
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	670	667
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,174
Toyota Auto Receivables Owner Trust,
Series 2017-C, Cl A3
1.780%, 11/15/21	750	752

		6,896

Credit Cards — 8.8%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	1,245	1,253
American Express Credit Account Master Trust,
Series 2017-3, Cl A
1.770%, 11/15/22	2,000	2,004
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,655
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1
1.390%, 01/15/21	2,610	2,610
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	2,000	1,990
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,229
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	2,305	2,309
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	455	453
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	856

		17,359

Equipment — 0.4%
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	645	644

	Par (000)	Value (000)

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	$633	$637

Total Asset-Backed Securities (Cost $25,531)		25,536

CORPORATE BONDS — 48.5%
Automotive — 1.9%
American Honda Finance (MTN)
2.900%, 02/16/24	760	781
Ford Motor
4.346%, 12/08/26	789	817
General Motors Financial
3.950%, 04/13/24	500	512
PACCAR Financial (MTN)
1.918% (US0003M+0.600%), 12/06/18 (A)	800	805
Toyota Motor Credit (MTN)
1.700%, 01/09/19	740	742

		3,657

Cable — 0.3%
Charter Communications Operating LLC
4.464%, 07/23/22	520	550

Consumer Discretionary — 1.2%
Carnival
3.950%, 10/15/20	845	895
Hasbro
6.300%, 09/15/17	1,546	1,548

		2,443

Consumer Staples — 1.6%
Kroger
6.150%, 01/15/20	1,210	1,323
2.650%, 10/15/26	435	405
McCormick
3.150%, 08/15/24	645	657
WhiteWave Foods
5.375%, 10/01/22	600	678

		3,063

Energy — 3.4%
BP Capital Markets PLC
3.224%, 04/14/24	915	942
Chevron
2.895%, 03/03/24	1,040	1,066
Energy Transfer LP
4.050%, 03/15/25	765	776
Exxon Mobil
2.096% (US0003M+0.780%), 03/01/19 (A)	435	440
HollyFrontier
5.875%, 04/01/26	710	771
Kinder Morgan Energy Partners LP
4.150%, 03/01/22	746	782
Petroleos Mexicanos
3.500%, 07/23/20	300	308
4.250%, 01/15/25	410	411
Phillips 66 Partners LP
3.550%, 10/01/26	625	618

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Valero Energy
3.400%, 09/15/26	$500	$496

		6,610

Financials — 19.0%
American Express
2.500%, 08/01/22	620	623
American Express Credit (MTN)
3.300%, 05/03/27	505	516
Bank of America (MTN)
2.503%, 10/21/22	1,175	1,167
4.200%, 08/26/24	550	579
Bank of Montreal (MTN)
2.375%, 01/25/19	1,170	1,180
Bank of Nova Scotia
2.125%, 09/11/19	535	538
BankUnited
4.875%, 11/17/25	395	414
BB&T (MTN)
6.850%, 04/30/19	10	11
2.625%, 06/29/20	836	854
3.950%, 03/22/22	560	596
BBVA Bancomer SA
4.375%, 04/10/24 144A	660	693
Bear Stearns LLC
7.250%, 02/01/18	850	869
Capital One Financial
3.500%, 06/15/23	765	791
Citigroup
2.650%, 10/26/20	1,060	1,075
4.450%, 09/29/27	195	206
Credit Suisse AG (GMTN)
5.400%, 01/14/20	725	779
Deutsche Bank AG
4.250%, 10/14/21	1,305	1,377
European Investment Bank
2.375%, 06/15/22	525	537
Fifth Third Bancorp
2.300%, 03/01/19	505	509
GE Capital International Funding Unlimited Co.
3.373%, 11/15/25	583	607
Goldman Sachs Group
5.750%, 01/24/22	890	1,005
HSBC Bank USA NA
4.875%, 08/24/20	1,625	1,754
John Deere Capital
1.874% (US0003M+0.570%), 01/08/19 (A)	1,640	1,651
JPMorgan Chase
2.400%, 06/07/21	520	524
3.375%, 05/01/23	605	621
4.125%, 12/15/26	385	406
KeyCorp (MTN)
2.900%, 09/15/20	710	727
Morgan Stanley (GMTN)
2.500%, 04/21/21	1,265	1,274
Morgan Stanley (MTN)
2.625%, 11/17/21	590	595
4.100%, 05/22/23	425	446
MUFG Americas Holdings
3.500%, 06/18/22	570	593

	Par (000)	Value (000)

Regions Financial
2.750%, 08/14/22	$740	$744
Royal Bank of Canada
1.875%, 02/05/20	3,120	3,126
Royal Bank of Canada (GMTN)
1.791% (US0003M+0.480%), 07/29/19 (A)	845	849
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	750	826
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,224
Santander UK PLC
5.000%, 11/07/23 144A	635	691
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,250
UBS Group Funding Switzerland AG
3.491%, 05/23/23 144A	395	406
US Bancorp (MTN)
2.950%, 07/15/22	575	590
3.600%, 09/11/24	485	509
Visa
2.800%, 12/14/22	895	918
Wells Fargo (MTN)
2.550%, 12/07/20	960	973
4.100%, 06/03/26	255	268
Westpac Banking
2.600%, 11/23/20	1,440	1,465

		37,356

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch InBev Finance
2.650%, 02/01/21	840	856
3.700%, 02/01/24	365	387
3.650%, 02/01/26	675	703
Constellation Brands
3.875%, 11/15/19	594	617
Dr Pepper Snapple Group
2.550%, 09/15/26	515	492

		3,055

Healthcare — 2.3%
Aetna
1.500%, 11/15/17	1,658	1,658
Amgen
2.650%, 05/11/22	745	751
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	880	874
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	535	512
Teva Pharmaceutical Finance III BV
2.800%, 07/21/23	385	363
3.150%, 10/01/26#	330	302

		4,460

Industrials — 0.4%
CNH Industrial Capital LLC
3.875%, 10/15/21	700	716

Insurance — 1.4%
Assurant
2.500%, 03/15/18	1,190	1,194
Berkshire Hathaway
3.750%, 08/15/21#	640	681

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
XLIT
2.300%, 12/15/18	$805	$810

		2,685

Materials — 1.0%
Huntsman International LLC
4.875%, 11/15/20	350	367
Monsanto
2.125%, 07/15/19	1,252	1,255
Sherwin-Williams
2.750%, 06/01/22	375	378

		2,000

Real Estate — 2.4%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	930	967
Crown Castle International
3.200%, 09/01/24	850	853
Host Hotels & Resorts LP
3.750%, 10/15/23	975	1,005
Spirit Realty LP
4.450%, 09/15/26	1,055	1,065
VEREIT Operating Partnership LP
3.950%, 08/15/27	895	898

		4,788

Retail — 2.3%
Amazon.com
2.800%, 08/22/24 144A	785	795
Lowe’s
1.648% (US0003M+0.420%), 09/10/19 (A)	1,225	1,233
Penske Automotive Group
5.375%, 12/01/24	680	688
Priceline Group
3.650%, 03/15/25	440	455
3.600%, 06/01/26	670	685
Under Armour
3.250%, 06/15/26	630	590

		4,446

Technology — 3.7%
Activision Blizzard
2.300%, 09/15/21	1,150	1,146
Amphenol
3.200%, 04/01/24	505	516
Apple
2.400%, 05/03/23	960	963
3.000%, 06/20/27	250	252
Avnet
4.625%, 04/15/26	760	796
KLA-Tencor
4.125%, 11/01/21	905	962
Oracle
2.500%, 05/15/22	1,185	1,203
QUALCOMM
2.900%, 05/20/24	610	618

	Par (000)	Value (000)

Xilinx
3.000%, 03/15/21	$605	$620
2.950%, 06/01/24	225	228

		7,304

Telecommunications — 1.4%
AT&T
4.600%, 02/15/21	1,630	1,740
4.250%, 03/01/27	225	233
Verizon Communications
2.625%, 08/15/26	885	830

		2,803

Transportation — 0.1%
Hertz
7.625%, 06/01/22 144A	265	267

Utilities — 4.6%
Berkshire Hathaway Energy
3.500%, 02/01/25	1,214	1,266
Exelon Generation LLC
4.000%, 10/01/20	745	781
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,145	1,154
NiSource Finance
3.490%, 05/15/27	785	804
Sempra Energy
2.875%, 10/01/22	1,867	1,889
Sierra Pacific Power
2.600%, 05/01/26	750	736
Southern
2.750%, 06/15/20	1,405	1,430
Xcel Energy
4.700%, 05/15/20	1,011	1,071

		9,131

Total Corporate Bonds (Cost $93,735)		95,334

OTHER GOVERNMENT AND AGENCY OBLIGATIONS — 1.3%

Canada — 0.6%
CPPIB Capital
1.250%, 09/20/19 144A	1,225	1,214

Supranational — 0.7%
International Bank for Reconstruction & Development (GMTN)
1.375%, 09/20/21	1,410	1,389

Total Other Government and Agency Obligations (Cost $2,631)		2,603

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,   2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.2%
Federal Home Loan Mortgage Corporation — 0.9%
3.000%, 10/01/31	$1,742	$1,801
Federal National Mortgage Association — 6.3%
4.000%, 12/01/45	1,797	1,899
3.000%, 07/01/30	1,767	1,828
3.000%, 01/01/31	1,950	2,015
3.000%, 09/01/31	1,891	1,955
2.500%, 10/01/31	2,665	2,704
2.500%, 11/01/31	1,954	1,983

		12,384

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $14,192)		14,185

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Federal National Mortgage Association — 0.4%
1.875%, 09/24/26	715	692

Total U.S. Government Agency Obligation (Cost $711)		692

U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Inflation Indexed Bond — 2.2%
0.125%, 01/15/22	4,297	4,322

U.S. Treasury Notes — 26.0%
2.500%, 08/15/23	11,145	11,562
2.250%, 11/15/25	7,005	7,112
2.000%, 02/28/21	10,800	10,973
1.750%, 10/31/20	7,560	7,623
1.750%, 03/31/22	3,395	3,405
1.625%, 08/15/22	4,550	4,532
1.625%, 05/15/26	6,275	6,047

Total U.S. Treasury Obligations (Cost $54,916)		55,576

	Number of Shares

MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund, Class I Shares 0.874%† (B)	1,956,947	1,957

Total Money Market Fund (Cost $1,957)		1,957

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $193,673)		195,883

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.5%
Affiliated Money Market Fund — 0.5%
PNC Government Money Market Fund,
Class I Shares 0.874%† (B)	945,290	$945

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.896% (B)	51,976	52

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $997)		997
TOTAL INVESTMENTS — 100.1%
(Cost $194,670)*		196,880
Other Assets & Liabilities – (0.1)%		(160)
TOTAL NET ASSETS — 100.0%		$196,720

*	Aggregate cost for Federal income tax purposes is (000) $194,783.

Gross unrealized appreciation (000)	$2,292
Gross unrealized depreciation (000)	(195)

Net unrealized appreciation (000)	$2,097

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $973 (000).
(A)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,066 (000) and represents 2.1% of net assets as of August 31, 2017.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$25,536	$–	$25,536

Corporate Bonds	–	95,334	–	95,334

Money Market Fund	1,957	–	–	1,957

Other Government and Agency Obligations	–	2,603	–	2,603

Short-Term Investments Purchased With Collateral From Securities Loaned	997	–	–	997

U.S. Government Agency Mortgage-Backed Obligations	–	14,185	–	14,185

U.S. Government Agency Obligation	–	692	–	692

U.S. Treasury Obligations	–	55,576	–	55,576

Total Assets - Investments in Securities	$2,954	$193,926	$–	$196,880

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 23.5%
Automotive — 12.9%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,030	$1,025
Ford Credit Auto Owner Trust,
Series 2016-C, Cl A3
1.220%, 03/15/21	2,710	2,692
Ford Credit Auto Owner Trust,
Series 2017-B, Cl A3
1.690%, 11/15/21	3,045	3,048
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3
1.210%, 12/18/20	1,780	1,771
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A3
1.720%, 07/21/21	3,415	3,421
Huntington Auto Trust,
Series 2016-1, Cl A4
1.930%, 04/15/22	2,150	2,158
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,515	2,512
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,900	1,900
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	3,170	3,158
Nissan Auto Receivables Owner Trust,
Series 2017-A, Cl A3
1.740%, 08/16/21	2,040	2,045
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3
1.750%, 10/15/21	3,055	3,060
Toyota Auto Receivables Owner Trust,
Series 2017-A, Cl A4
2.100%, 09/15/22	3,170	3,201
Toyota Auto Receivables,
Series 2016-C, Cl A3
1.140%, 08/17/20	2,490	2,478

		32,469

Credit Cards — 9.3%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	2,440	2,456
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,254
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	4,175	4,155
Chase Issuance Trust,
Series 2016-A4, Cl A4
1.490%, 07/15/22	4,435	4,401
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	4,385	4,393

	Par (000)	Value (000)

Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	$3,650	$3,633

		23,292

Equipment — 1.3%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	557	557
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	2,060	2,057
John Deere Owner Trust,
Series 2017-A, Cl A3
1.780%, 04/15/21	645	647

		3,261

Total Asset-Backed Securities
(Cost $59,026)		59,022

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	198	199
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	128	129
Fannie Mae, Series 2014-33, Cl AH
3.000%, 06/25/29	2,033	2,097
Fannie Mae, Series 2014-91, Cl PB
3.000%, 02/25/38	2,199	2,240
Freddie Mac Series 3945 A, Cl A
3.000%, 03/15/26	2,137	2,187
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	274	277
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	46	47
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	135	135
Freddie Mac, Series 3693, Cl BD
3.000%, 07/15/25	1,775	1,826
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	1,317	1,320
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	487	494
Freddie Mac, Series 4266, Cl LG
2.500%, 06/15/28	935	945
Freddie Mac, Series 4537, Cl HA
3.500%, 09/15/41	2,941	3,065
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $15,034)		14,961

CORPORATE BONDS — 41.6%
Automotive — 2.1%
Ford Motor Credit LLC
2.425%, 06/12/20	1,895	1,899
General Motors Financial
3.100%, 01/15/19	1,570	1,593
Hyundai Capital America (MTN)
2.000%, 03/19/18 144A	1,835	1,836

		5,328

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — 1.3%
21st Century Fox America
6.900%, 03/01/19	$1,200	$1,286
CBS
5.750%, 04/15/20	872	952
Charter Communications Operating LLC
3.579%, 07/23/20	1,000	1,026

		3,264

Consumer Discretionary — 0.7%
Carnival
1.875%, 12/15/17	1,142	1,143
3.950%, 10/15/20	510	540

		1,683

Energy — 2.3%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,662
2.315%, 02/13/20	260	263
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,419
TransCanada PipeLines
1.875%, 01/12/18	953	953
Valero Energy
6.125%, 02/01/20	1,343	1,467

		5,764

Financials — 18.8%
AerCap Ireland Capital DAC
4.250%, 07/01/20	800	841
American Express Credit (MTN)
2.600%, 09/14/20	1,005	1,023
Bank of America (GMTN)
2.650%, 04/01/19	3,500	3,542
Bank of Montreal (MTN)
1.500%, 07/18/19	800	796
2.100%, 06/15/20	1,010	1,015
Bank of Nova Scotia
1.650%, 06/14/19	2,000	1,999
BNP Paribas SA (MTN)
2.400%, 12/12/18	115	116
2.450%, 03/17/19	1,399	1,414
Capital One Financial
2.450%, 04/24/19	350	353
2.500%, 05/12/20	1,650	1,665
Citigroup
2.450%, 01/10/20	3,130	3,160
Citizens Bank NA
2.250%, 03/02/20	1,130	1,135
2.200%, 05/26/20	1,800	1,806
Commonwealth Bank of Australia (GMTN)
2.050%, 03/15/19	2,185	2,193
Cooperatieve Rabobank UA (MTN)
2.250%, 01/14/20	2,435	2,460
Credit Suisse (GMTN)
1.750%, 01/29/18	2,000	2,001
Deutsche Bank AG
6.000%, 09/01/17	765	765
GE Capital International Funding
2.342%, 11/15/20	2,067	2,092
Goldman Sachs Group
2.300%, 12/13/19	2,700	2,717

	Par (000)	Value (000)

HSBC USA
1.625%, 01/16/18	$2,040	$2,041
JPMorgan Chase
2.250%, 01/23/20	3,550	3,579
Morgan Stanley (GMTN)
2.500%, 04/21/21	2,755	2,774
National Australia Bank (GMTN)
2.000%, 01/14/19	1,000	1,004
Royal Bank of Canada
2.100%, 10/14/20	2,400	2,407
Santander UK PLC
2.500%, 03/14/19	1,595	1,611
Wells Fargo (MTN)
2.150%, 01/30/20	820	824
Westpac Banking
2.150%, 03/06/20	2,000	2,016

		47,349

Food, Beverage & Tobacco — 1.9%
Anheuser-Busch InBev Finance
2.650%, 02/01/21	430	438
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,446	1,562
Kraft Heinz Foods
2.000%, 07/02/18	1,350	1,353
Kroger
2.600%, 02/01/21	1,325	1,335

		4,688

Healthcare — 4.5%
Abbott Laboratories
2.350%, 11/22/19	1,265	1,276
AbbVie
1.800%, 05/14/18	1,595	1,597
Allergan Funding SCS
2.350%, 03/12/18	289	290
Cardinal Health
1.950%, 06/15/18	1,300	1,303
2.400%, 11/15/19	650	656
Celgene
2.125%, 08/15/18	2,090	2,099
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	2,000	1,994
Teva Pharmaceutical Finance III BV
1.700%, 07/19/19	1,535	1,500
2.200%, 07/21/21	500	476

		11,191

Industrials — 0.9%
CNH Industrial Capital LLC
3.625%, 04/15/18	845	851
Ryder System (MTN)
2.550%, 06/01/19	1,505	1,521

		2,372

Insurance — 1.7%
Assurant
2.500%, 03/15/18	1,550	1,556
Hartford Financial Services Group
6.300%, 03/15/18	1,230	1,260

See Notes to Schedules of Investments.

P N C     L i m i t e d     M a t u r i t y     B o n d     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
XLIT
2.300%, 12/15/18	$1,540	$1,549

		4,365

Materials — 0.9%
EI du Pont de Nemours
2.200%, 05/01/20	730	735
Monsanto
2.125%, 07/15/19	1,535	1,539

		2,274

Real Estate — 0.4%
VEREIT Operating Partnership LP
4.125%, 06/01/21	1,031	1,083

Technology — 1.7%
Amphenol
2.550%, 01/30/19	900	907
2.200%, 04/01/20	410	412
KLA-Tencor
3.375%, 11/01/19	1,613	1,655
Xilinx
2.125%, 03/15/19	1,292	1,296

		4,270

Telecommunications — 1.7%
AT&T
2.450%, 06/30/20	2,750	2,774
Verizon Communications
3.450%, 03/15/21	1,400	1,455

		4,229

Utilities — 2.7%
Duke Energy
5.050%, 09/15/19	1,227	1,303
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,470	1,482
Sempra Energy
2.400%, 03/15/20	1,470	1,482
Southern Power
1.950%, 12/15/19	2,435	2,433

		6,700
Total Corporate Bonds
(Cost $104,338)		104,560

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corporation — 2.4%
6.000%, 05/01/21	30	30
5.500%, 03/01/22	93	99
5.500%, 04/01/22	116	121
4.500%, 02/01/19	36	36
4.500%, 05/01/19	143	146
3.226% (US0012M+1.778%), 03/01/36 (B)	194	205
3.000%, 11/01/28	2,065	2,135
2.500%, 10/01/27	3,288	3,356

		6,128

	Par (000)	Value (000)

Federal National Mortgage Association — 4.7%
5.500%, 09/01/17 (A)	$–	$–
5.500%, 10/01/17	1	1
5.500%, 11/01/18	14	14
5.000%, 06/01/18	13	13
5.000%, 12/01/21	27	27
4.500%, 06/01/21	89	91
4.000%, 08/01/21	145	151
3.500%, 07/01/25	1,370	1,430
3.500%, 06/01/26	2,165	2,260
3.500%, 11/01/31	2,979	3,111
3.051% (US0012M+1.582%), 01/01/36 (B)	174	182
2.961% (H15T1Y+2.133%), 09/01/36 (B)	313	329
2.500%, 01/01/27	1,862	1,892
2.000%, 07/01/23	2,262	2,285

		11,786

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $17,878)		17,914

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Notes — 20.1%
1.625%, 07/31/19	5,695	5,726
1.625%, 12/31/19	7,200	7,243
1.625%, 07/31/20	7,190	7,231
1.500%, 01/31/19	655	657
1.250%, 10/31/19	11,455	11,433
1.125%, 03/31/20	2,390	2,374
1.000%, 09/30/19	3,330	3,308
0.875%, 04/15/19	8,905	8,842
0.750%, 02/15/19	3,785	3,755
Total U.S. Treasury Obligations
(Cost $50,736)		50,569

	Number of Shares
MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund, Class I Shares 0.874%† (C)	3,453,005	3,453
Total Money Market Fund (Cost $3,453)		3,453

TOTAL INVESTMENTS — 99.7% (Cost $250,465)*		250,479

Other Assets & Liabilities – 0.3%		845
TOTAL NET ASSETS — 100.0%		$251,324

See Notes to Schedules of Investments.

*	Aggregate cost for Federal income tax purposes is (000) $250,497.

Gross unrealized appreciation (000)	$468
Gross unrealized depreciation (000)	(486)

Net unrealized depreciation (000)	$(18)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,836 (000) and represents 0.7% of net assets as of August 31, 2017.

See Notes to Schedules of Investments.

P N C     L i m i t e d     M a t u r i t y     B o n d     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$59,022	$–	$59,022

Collateralized Mortgage Obligations	–	14,961	–	14,961

Corporate Bonds	–	104,560	–	104,560

Money Market Fund	3,453	–	–	3,453

U.S. Government Agency Mortgage-Backed Obligations	–	17,914	–	17,914

U.S. Treasury Obligations	–	50,569	–	50,569

Total Assets - Investments in Securities	$3,453	$247,026	$–	$250,479

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 6.9%
Automotive — 3.0%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$925	$920
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	557	557
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	129	129
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	185	185
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	535	531
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3
1.760%, 08/16/21	1,005	1,008
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3
1.750%, 10/15/21	1,635	1,638

		4,968

Credit Cards — 3.4%
American Express Credit Account Master Trust,
Series 2017-1, Cl A
1.930%, 09/15/22	1,075	1,082
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,004
BA Credit Card Trust,
Series 2017-A1, Cl A1
1.950%, 08/15/22	590	594
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,080
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	915	911

		5,671

Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	116	116

Utilities — 0.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	655	707

Total Asset-Backed Securities
(Cost $11,409)		11,462

CORPORATE BONDS — 41.5%
Automotive — 1.0%
Ford Motor
4.346%, 12/08/26	485	503
General Motors
6.600%, 04/01/36	170	199

	Par (000)	Value (000)

5.150%, 04/01/38	$160	$161
General Motors Financial
3.200%, 07/13/20	545	557
Goodyear Tire & Rubber
4.875%, 03/15/27	250	254

		1,674

Cable — 1.6%
Belo
7.750%, 06/01/27	435	489
CBS
4.600%, 01/15/45	335	348
Charter Communications Operating LLC
6.384%, 10/23/35	675	772
CSC Holdings LLC
8.625%, 02/15/19	200	219
Thomson Reuters
1.650%, 09/29/17	475	475
Time Warner Cable LLC
4.500%, 09/15/42	170	157
Time Warner Entertainment LP
8.375%, 03/15/23	135	169

		2,629

Consumer Discretionary — 0.5%
Cedar Fair LP
5.375%, 04/15/27 144A	140	147
Hasbro
6.300%, 09/15/17	535	535
Hilton Worldwide Finance LLC
4.625%, 04/01/25	175	183

		865

Consumer Services — 0.6%
Avon Products
7.000%, 03/15/23	340	303
Graham Holdings
7.250%, 02/01/19	382	407
Sotheby’s
5.250%, 10/01/22 144A	327	335

		1,045

Consumer Staples — 1.0%
Kroger
6.150%, 01/15/20	845	924
4.450%, 02/01/47	210	202
WhiteWave Foods
5.375%, 10/01/22	540	610

		1,736

Energy — 4.4%
Andeavor
5.375%, 10/01/22	475	488
Boardwalk Pipelines LP
5.950%, 06/01/26	95	107
3.375%, 02/01/23	625	622
BP Capital Markets PLC
3.224%, 04/14/24	810	834
Burlington Resources Finance
7.200%, 08/15/31	375	508
Energy Transfer LP
6.125%, 12/15/45	245	268

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
4.050%, 03/15/25	$420	$426
HollyFrontier
5.875%, 04/01/26	560	608
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	455	548
McDermott International
8.000%, 05/01/21 144A	310	317
Newfield Exploration
5.375%, 01/01/26	280	293
NuStar Logistics LP
5.625%, 04/28/27	140	148
Petroleos Mexicanos
6.000%, 03/05/20	225	243
4.250%, 01/15/25	165	166
Phillips 66
4.650%, 11/15/34	460	490
Rowan
4.875%, 06/01/22	635	576
4.750%, 01/15/24	215	173
Valero Energy
3.400%, 09/15/26	425	422

		7,237

Financials — 12.3%
American Express
2.500%, 08/01/22	30	30
Bank of America
6.250%, 09/29/49 (A)	445	489
Bank of America (GMTN)
2.000%, 01/11/18	605	606
Bank of America (MTN)
5.625%, 07/01/20	700	767
4.200%, 08/26/24	495	521
4.000%, 04/01/24	150	159
BankUnited
4.875%, 11/17/25	383	402
BBVA Bancomer SA
4.375%, 04/10/24 144A	500	525
Bear Stearns LLC
7.250%, 02/01/18	470	481
Capital One NA
2.400%, 09/05/19	655	659
Citibank NA
2.100%, 06/12/20	940	945
Citigroup
6.250%, 12/29/49 (A)	340	380
4.450%, 09/29/27	405	428
Credit Suisse AG (GMTN)
5.400%, 01/14/20	590	634
Deutsche Bank AG
4.250%, 10/14/21	245	259
2.700%, 07/13/20	825	830
Goldman Sachs Group
5.750%, 01/24/22	435	491
2.350%, 11/15/21	505	502
HSBC Bank USA NA
4.875%, 08/24/20	675	729
HSBC Holdings PLC
6.375%, 12/29/49 (A)	500	536
JPMorgan Chase
7.900%, 12/29/49 (A)	395	408

	Par (000)	Value (000)

3.882%, 07/24/38 (A)	$625	$631
2.400%, 06/07/21	795	801
Lloyds Banking Group PLC
4.650%, 03/24/26	500	531
Morgan Stanley (GMTN)
2.500%, 04/21/21	735	740
Morgan Stanley (MTN)
4.100%, 05/22/23	415	436
2.625%, 11/17/21	810	817
Royal Bank of Canada
2.100%, 10/14/20	1,350	1,354
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	160	177
5.125%, 05/28/24	650	686
Santander UK PLC
5.000%, 11/07/23 144A	625	680
UBS Group Funding Switzerland AG
3.491%, 05/23/23 144A	515	530
US Bancorp
5.300%, 04/15/49 (A)	335	364
Visa
4.150%, 12/14/35	380	415
Wells Fargo
7.980%, 03/29/49 (A)	125	128
5.900%, 12/29/49 (A)	545	591
3.069%, 01/24/23	185	189
Westpac Banking
2.250%, 07/30/18	460	462

		20,313

Food, Beverage & Tobacco — 1.4%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	905	1,003
Constellation Brands
3.875%, 11/15/19	800	831
Kraft Heinz Foods
5.200%, 07/15/45	255	277
5.000%, 06/04/42	185	196

		2,307

Healthcare — 2.6%
Abbott Laboratories
3.750%, 11/30/26	595	616
Allergan Funding SCS
3.450%, 03/15/22	400	416
Amgen
4.400%, 05/01/45	430	449
2.650%, 05/11/22	275	277
HCA
5.875%, 03/15/22	315	349
Johnson & Johnson
3.550%, 03/01/36	660	686
Select Medical
6.375%, 06/01/21	140	144
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	490	489
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	760	695
2.800%, 07/21/23	260	245

		4,366

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 2.5%
Ball
5.250%, 07/01/25	$180	$196
4.000%, 11/15/23	375	381
Cintas No 2
4.300%, 06/01/21	589	632
CNH Industrial Capital LLC
3.875%, 07/16/18	275	278
3.625%, 04/15/18	135	136
Crown Cork & Seal
7.375%, 12/15/26	200	234
General Electric
4.125%, 10/09/42	470	497
KLX
5.875%, 12/01/22 144A	425	446
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	253
PulteGroup
7.875%, 06/15/32	373	440
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 144A	600	619

		4,112

Information Technology — 0.2%
VeriSign
4.625%, 05/01/23	375	386

Insurance — 1.2%
Hartford Financial Services Group
6.300%, 03/15/18	575	589
MetLife
6.400%, 12/15/66	365	421
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	335	380
XLIT
4.450%, 03/31/25	600	630

		2,020

Materials — 1.3%
ArcelorMittal
6.750%, 02/25/22	190	214
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	475	478
Freeport-McMoRan
6.875%, 02/15/23	375	406
Huntsman International LLC
4.875%, 11/15/20	313	328
Novelis
5.875%, 09/30/26 144A	175	183
Sherwin-Williams
2.750%, 06/01/22	525	529

		2,138

Real Estate — 1.6%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	415	432
Crown Castle International
3.650%, 09/01/27	400	402
Realty Income
5.375%, 09/15/17	498	499

	Par (000)	Value (000)

Spirit Realty LP
4.450%, 09/15/26	$850	$858
VEREIT Operating Partnership LP
3.950%, 08/15/27	420	421

		2,612

Retail — 2.4%
Amazon.com
4.250%, 08/22/57 144A	750	779
CVS Health
3.500%, 07/20/22	400	418
Hanesbrands
4.625%, 05/15/24 144A	225	234
Penske Automotive Group
5.375%, 12/01/24	405	410
Priceline Group
3.600%, 06/01/26	635	650
2.750%, 03/15/23	160	161
Under Armour
3.250%, 06/15/26	450	421
Wal-Mart Stores
5.625%, 04/01/40	325	420
Wolverine World Wide
5.000%, 09/01/26 144A	475	473

		3,966

Technology — 2.4%
Activision Blizzard
2.300%, 09/15/21	855	852
Amphenol
2.550%, 01/30/19	550	555
Apple
3.850%, 05/04/43	605	614
Avnet
4.625%, 04/15/26	415	435
KLA-Tencor
4.125%, 11/01/21	725	770
Microsoft
3.450%, 08/08/36	695	701

		3,927

Telecommunications — 2.0%
AT&T
5.700%, 03/01/57	375	401
4.900%, 08/14/37	270	273
4.750%, 05/15/46	380	364
4.450%, 04/01/24	590	631
Nokia OYJ
3.375%, 06/12/22	205	207
T-Mobile USA
4.000%, 04/15/22	340	350
Verizon Communications
4.500%, 08/10/33	1,050	1,068

		3,294

Transportation — 1.3%
Ashtead Capital
4.125%, 08/15/25 144A	300	307
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	380	422
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	573

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
FedEx
3.900%, 02/01/35	$505	$512
Hertz
7.625%, 06/01/22 144A	300	303

		2,117

Utilities — 1.2%
Alabama Power
2.450%, 03/30/22	505	510
Dominion Energy
1.400%, 09/15/17	483	483
NextEra Energy Capital Holdings
2.056%, 09/01/17	483	483
NiSource Finance
3.490%, 05/15/27	420	430

		1,906

Total Corporate Bonds (Cost $66,775)		68,650

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond (GMTN) 4.750%, 03/08/44	270	282

Total Other Government and Agency Obligation (Cost $241)		282

MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	620	744

Total Municipal Bond (Cost $672)		744

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.9%
Federal Home Loan Mortgage Corporation — 2.2%
8.000%, 10/01/29	1	1
7.500%, 03/01/27	1	1
6.000%, 12/01/35	390	446
5.500%, 09/01/37	43	48
5.500%, 01/01/38	1	1
4.500%, 03/01/40	322	351
4.500%, 06/01/41	504	543
4.000%, 10/01/43	1,228	1,310
3.500%, 06/01/42	693	722
3.226% (US0012M+1.778%), 03/01/36 (B)	225	237

		3,660

Federal National Mortgage Association — 19.4%
8.000%, 08/01/27	9	9
8.000%, 09/01/27	1	1
7.500%, 08/01/26	1	1
7.500%, 10/01/27	8	9
7.500%, 04/01/31	2	2
7.500%, 08/01/31	3	3
7.000%, 04/01/27	2	2
7.000%, 11/01/27	4	4

	Par (000)	Value (000)

7.000%, 08/01/32	$1	$1
5.500%, 05/01/33	2	2
5.500%, 04/01/34	182	204
5.500%, 06/01/34	8	9
5.500%, 03/01/36	6	6
5.500%, 07/01/37	7	8
5.500%, 05/01/38	11	12
5.000%, 07/01/33	12	13
5.000%, 08/01/37	180	198
5.000%, 03/01/40	221	242
5.000%, 07/01/40	31	34
5.000%, 08/01/40	360	394
4.500%, 02/01/39	241	259
4.500%, 06/01/39	188	205
4.500%, 10/01/39	34	37
4.500%, 05/01/40	1,342	1,457
4.500%, 07/01/40	5	5
4.500%, 11/01/40	726	788
4.500%, 02/01/41	94	102
4.500%, 08/01/41	12	13
4.000%, 10/01/25	269	283
4.000%, 11/01/40	664	704
4.000%, 01/01/41	53	57
4.000%, 02/01/41	1,052	1,116
4.000%, 11/01/41	15	16
4.000%, 12/01/41	36	38
4.000%, 01/01/42	45	48
4.000%, 02/01/42	1,072	1,137
4.000%, 07/01/42	1,031	1,094
4.000%, 08/01/42	593	629
4.000%, 07/01/45	945	998
3.500%, 02/01/26	195	204
3.500%, 09/01/26	16	16
3.500%, 11/01/26	227	237
3.500%, 01/01/28	1,067	1,114
3.500%, 11/01/29	780	815
3.500%, 03/01/41	1,175	1,224
3.500%, 01/01/42	27	28
3.500%, 06/01/42	1,109	1,155
3.500%, 08/01/42	1,903	1,981
3.500%, 09/01/42	33	34
3.500%, 10/01/42	913	949
3.500%, 11/01/42	31	32
3.500%, 06/01/43	1,052	1,093
3.500%, 07/01/43	1,349	1,400
3.500%, 12/01/45	1,547	1,604
3.000%, 06/01/27	718	743
3.000%, 10/01/27	498	516
3.000%, 11/01/29	366	378
3.000%, 11/01/42	1,784	1,813
3.000%, 04/01/43	2,310	2,348
3.000%, 05/01/43	1,027	1,044
3.000%, 06/01/46	1,663	1,682
2.500%, 11/01/27	1,541	1,572

		32,122

Government National Mortgage Association — 1.3%
10.000%, 05/15/19 (C)	–	–
9.500%, 03/15/20 (C)	–	–
9.000%, 11/15/19	1	1
9.000%, 05/15/21 (C)	–	–
9.000%, 06/15/21	3	3

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
9.000%, 08/15/21	$4	$4
9.000%, 09/15/21	7	7
8.500%, 08/15/27	12	12
8.000%, 09/15/27	5	5
7.500%, 08/15/29 (C)	–	–
7.500%, 10/15/29	20	21
7.500%, 12/15/29	1	1
7.000%, 05/20/24	1	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	1,027	1,087
3.500%, 07/15/42	943	987
3.500%, 12/20/42	23	24

		2,157

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $37,527)		37,939

U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bonds — 7.5%
4.500%, 02/15/36	3,450	4,541
3.750%, 08/15/41	4,210	5,044
2.500%, 02/15/45	2,920	2,794

		12,379

U.S. Treasury Inflation Indexed Bond — 1.6%
0.125%, 07/15/24	2,564	2,554

U.S. Treasury Notes — 17.3%
2.375%, 08/15/24	485	499
2.250%, 11/15/25	2,920	2,965
2.125%, 09/30/21	3,830	3,906
2.000%, 02/28/21	10,665	10,836
1.750%, 10/31/20	1,365	1,376
1.750%, 03/31/22	4,885	4,899
1.625%, 08/15/22	3,500	3,486
1.625%, 05/15/26	120	116
1.500%, 12/31/18	580	582

		28,665

Total U.S. Treasury Obligations (Cost $43,257)		43,598

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund, Class I Shares 0.874%† (D)	2,024,283	$2,024

Total Money Market Fund (Cost $2,024)		2,024
Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $161,905)		164,699
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Affiliated Money Market Fund — 0.4%
PNC Government Money Market Fund, Class I Shares 0.874%† (D)	673,961	674

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.896% (D)	37,057	37

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $711)		711

TOTAL INVESTMENTS — 100.0% (Cost $162,616)*		165,410
Other Assets & Liabilities – 0.0%		55
TOTAL NET ASSETS — 100.0%		$165,465

*	Aggregate cost for Federal income tax purposes is (000) $162,624.

Gross unrealized appreciation (000)	$3,266
Gross unrealized depreciation (000)	(480)

Net unrealized appreciation (000)	$2,786

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $688 (000).
(A)	Fixed to floating rate investment. The rate shown is the fixed rate, which is the rate in effect on August 31, 2017, and the date shown is the final maturity date, not the reset date.
(B)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(C)	Par and Value are less than $500.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,084 (000) and represents 4.3% of net assets as of August 31, 2017.

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$11,462	$–	$11,462

Corporate Bonds	–	68,650	–	68,650

Money Market Fund	2,024	–	–	2,024

Municipal Bond	–	744	–	744

Other Government and Agency Obligation	–	282	–	282

Short-Term Investments Purchased With Collateral From Securities Loaned	711	–	–	711

U.S. Government Agency Mortgage-Backed Obligations	–	37,939	–	37,939

U.S. Treasury Obligations	–	43,598	–	43,598

Total Assets - Investments in Securities	$2,735	$162,675	$–	$165,410

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C     U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 23.5%
Automotive — 13.2%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A2A
0.990%, 05/28/19	$2,647	$2,644
Fifth Third Auto Trust,
Series 2014-2, Cl A4
1.380%, 12/15/20	4,496	4,495
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	636	635
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	6,690	6,682
Ford Credit Auto Owner Trust,
Series 2017-A, Cl A3
1.670%, 06/15/21	5,000	5,003
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	5,634	5,624
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3
1.210%, 12/18/20	7,816	7,775
Huntington Auto Trust,
Series 2016-1, Cl A3
1.590%, 11/16/20	7,520	7,522
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	1,970	1,968
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	5,555	5,555
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A2A
1.110%, 03/15/19	1,119	1,118
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	4,610	4,605
Nissan Auto Receivables Owner Trust,
Series 2016-A, Cl A2A
1.060%, 02/15/19	1,445	1,444
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A2A
1.560%, 05/15/20	4,440	4,441
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A4
1.440%, 04/15/20	5,777	5,776
Toyota Auto Receivables Owner Trust,
Series 2016-D, Cl A2A
1.060%, 05/15/19	1,768	1,766
USAA Auto Owner Trust,
Series 2015-1, Cl A3
1.200%, 06/17/19	1,908	1,907

		68,960

Credit Cards — 9.2%
American Express Credit Account Master Trust,
Series 2017-4, Cl A
1.640%, 12/15/21	6,560	6,569

Par (000)		Value (000)

BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	$5,810	$5,808
Capital One Multi-Asset Execution Trust,
Series 2015-A7, Cl A7
1.450%, 08/16/21	6,875	6,869
Chase Issuance Trust,
Series 2016-A2, Cl A
1.370%, 06/15/21	7,000	6,972
Citibank Credit Card Issuance Trust,
Series 2017-A2, Cl A2
1.740%, 01/19/21	8,015	8,037
Discover Card Execution Note Trust,
Series 2016-A1, Cl A1
1.640%, 07/15/21	8,214	8,226
Synchrony Credit Card Master Note Trust,
Series 2015-2, Cl A
1.600%, 04/15/21	5,515	5,518

		47,999

Equipment — 1.1%
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	4,475	4,469
John Deere Owner Trust,
Series 2017-A, Cl A2
1.500%, 10/15/19	1,605	1,605

		6,074

Total Asset-Backed Securities
(Cost $123,037)		123,033

COLLATERALIZED MORTGAGE OBLIGATIONS —1.2%
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	165	166
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	25	25
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	236	238
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	261	263
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	91	92
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	739	744
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	373	378
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	289	292
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	739	751
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	557	559
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	208	208
Freddie Mac, Series 3955, Cl YA
1.750%, 03/15/21	2,396	2,393

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Par (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	$355	$354

Total Collateralized Mortgage Obligations
(Cost $6,469)		6,463

COMMERCIAL PAPER† — 6.5%
Anheuser-Busch InBev Worldwide
1.688%, 07/05/18	5,000	4,928
Australia & New Zealand Banking Group
1.379%, 02/26/18	5,000	4,967
Bank of Tokyo-Mitsubishi UFJ
1.400%, 01/24/18	4,845	4,818
Credit Suisse
1.557%, 01/02/18	4,500	4,478
MetLife Short Term Funding LLC
1.369%, 02/20/18	5,000	4,966
Sheffield Receivables
1.429%, 10/20/17	5,000	4,991
Svenska Handelsbanken AB
1.250%, 09/05/17	5,000	4,999

Total Commercial Paper
(Cost $34,147)		34,147

CORPORATE BONDS — 32.0%
Automotive — 1.1%
American Honda Finance
1.500%, 11/19/18	2,400	2,401
Ford Motor Credit LLC
2.375%, 01/16/18	2,940	2,946
2.021%, 05/03/19	650	649

		5,996

Cable — 0.4%
21st Century Fox America
6.900%, 03/01/19	1,800	1,929

Consumer Discretionary — 0.4%
Carnival
1.875%, 12/15/17	1,905	1,907

Energy — 0.7%
Enterprise Products Operating LLC
6.300%, 09/15/17	3,600	3,604

Financials — 17.4%
American Express
7.000%, 03/19/18	750	772
American Express Credit (MTN)
1.800%, 07/31/18	3,100	3,104
1.875%, 05/03/19	815	817
Bank of America (GMTN)
2.600%, 01/15/19	6,000	6,060
Bank of Nova Scotia
1.650%, 06/14/19	4,450	4,448
BNP Paribas SA (MTN)
2.400%, 12/12/18	2,990	3,017
2.450%, 03/17/19	1,760	1,779
Capital One Financial
2.450%, 04/24/19	3,600	3,627

	Par (000)	Value (000)

CBOE Holdings
1.950%, 06/28/19	$1,490	$1,491
Citigroup
2.550%, 04/08/19	6,000	6,062
Commonwealth Bank of Australia (GMTN)
2.050%, 03/15/19	3,000	3,011
Cooperatieve Rabobank UA
1.375%, 08/09/19	5,400	5,358
Deutsche Bank AG
6.000%, 09/01/17	3,190	3,190
Goldman Sachs Group
2.550%, 10/23/19	4,800	4,857
HSBC USA
1.625%, 01/16/18	4,000	4,001
John Deere Capital (MTN)
1.650%, 10/15/18	2,200	2,204
JPMorgan Chase
2.250%, 01/23/20	6,000	6,050
Morgan Stanley
2.650%, 01/27/20	4,735	4,810
MUFG Americas Holdings
1.625%, 02/09/18	2,094	2,094
MUFG Union Bank NA
2.625%, 09/26/18	2,675	2,698
Royal Bank of Canada
1.200%, 09/19/17	4,000	4,000
Santander UK PLC
2.500%, 03/14/19	4,752	4,801
Toronto Dominion Bank (MTN)
1.400%, 04/30/18	3,830	3,830
Wells Fargo (GMTN)
1.500%, 01/16/18	4,525	4,525
Westpac Banking
2.250%, 07/30/18	4,765	4,789

		91,395

Food, Beverage & Tobacco — 0.4%
Kraft Heinz Foods
2.000%, 07/02/18	1,810	1,814

Healthcare — 2.6%
AbbVie
1.800%, 05/14/18	3,760	3,764
Aetna
1.700%, 06/07/18	2,395	2,397
Cardinal Health
2.400%, 11/15/19	2,950	2,975
Celgene
2.125%, 08/15/18	1,100	1,105
Teva Pharmaceutical Finance III BV
1.400%, 07/20/18	3,620	3,593

		13,834

Industrials — 0.4%
Ryder System (MTN)
2.550%, 06/01/19	2,229	2,253

Insurance — 1.6%
Assurant
2.500%, 03/15/18	2,100	2,108
Prudential Financial (GMTN)
2.300%, 08/15/18	2,200	2,215

See Notes to Schedules of Investments.

Par (000)		Value (000)
CORPORATE BONDS — continued
Insurance — continued
XLIT
2.300%, 12/15/18	$3,875	$3,897

		8,220

Materials — 0.7%
Caterpillar Financial Services (GMTN)
1.500%, 02/23/18	3,778	3,777

Real Estate — 0.6%
Realty Income
5.375%, 09/15/17	2,290	2,292
2.000%, 01/31/18	635	636

		2,928

Retail — 0.7%
McDonald’s (MTN)
2.100%, 12/07/18	3,700	3,724

Technology — 1.3%
Amphenol
1.550%, 09/15/17	3,190	3,190
Apple
1.550%, 02/08/19	2,200	2,205
QUALCOMM
1.850%, 05/20/19	1,550	1,557

		6,952

Telecommunications — 2.3%
AT&T
5.800%, 02/15/19	4,560	4,812
Cisco Systems
1.400%, 02/28/18	3,840	3,840
Verizon Communications
3.650%, 09/14/18	3,560	3,634

		12,286

Utilities — 1.4%
NextEra Energy Capital Holdings
1.649%, 09/01/18	1,180	1,179
2.300%, 04/01/19	2,155	2,172
Southern
1.550%, 07/01/18	850	849
Southern Power
1.850%, 12/01/17	3,014	3,015

		7,215

Total Corporate Bonds
(Cost $167,590)		167,834

Par (000)		Value (000)
U.S. TREASURY OBLIGATIONS — 35.2%
U.S. Treasury Notes — 35.2%
1.500%, 08/31/18	$25,885	$25,946
1.500%, 12/31/18	23,145	23,212
1.375%, 06/30/18	28,265	28,297
1.375%, 09/30/18	15,125	15,142
1.000%, 05/31/18	26,555	26,510
1.000%, 11/30/18	15,000	14,951
0.875%, 01/31/18	8,705	8,696
0.750%, 03/31/18	24,595	24,533
0.750%, 10/31/18	17,220	17,118

Total U.S. Treasury Obligations
(Cost $184,555)		184,405

Number of Shares
MONEY MARKET FUND — 5.2%
PNC Government Money Market Fund, Class I Shares 0.874%†† (A)	27,094,903	27,095

Total Money Market Fund
(Cost $27,095)		27,095
TOTAL INVESTMENTS — 103.6%
(Cost $542,893)*		542,977
Other Assets & Liabilities – (3.6)%		(19,100)
TOTAL NET ASSETS — 100.0%		$523,877

*	Aggregate cost for Federal income tax purposes is (000) $542,918.

Gross unrealized appreciation (000)	$341
Gross unrealized depreciation (000)	(282)

Net unrealized appreciation (000)	$59

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$123,033	$–	$123,033

Collateralized Mortgage Obligations	–	6,463	–	6,463

Commercial Paper	–	34,147	–	34,147

Corporate Bonds	–	167,834	–	167,834

Money Market Fund	27,095	–	–	27,095

U.S. Treasury Obligations	–	184,405	–	184,405

Total Assets - Investments in Securities	$27,095	$515,882	$–	$542,977

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.1%
Alaska — 5.4%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,392
Alaska International Airports System (RB)
Series A
5.000%, 10/01/30	1,190	1,402
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	1,000	1,091

		3,885

California — 3.2%
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,166
California State (GO)
5.000%, 09/01/27	1,000	1,149

		2,315

Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,333

Florida — 12.1%
Broward County, Florida Port Facilities (RB)
Series A (AGM)
5.000%, 09/01/24	1,000	1,130
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,595
5.000%, 06/01/22	1,500	1,731
Miami-Dade County, Florida Aviation (RB)
Series A
5.000%, 10/01/28	1,000	1,216
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,798
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,163

		8,633

Georgia — 2.5%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,820

Illinois — 4.1%
Chicago Midway International Airport (RB)
Series B
5.000%, 01/01/23	2,500	2,923

Indiana — 9.2%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	1,250	1,469
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,355

	Par (000)	Value (000)

Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	$1,245	$1,540
5.000%, 07/01/32	1,000	1,196

		6,560

Kansas — 1.9%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,334

Louisiana — 6.0%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Prerefunded
05/15/21 @ 100 (RB)
5.250%, 05/15/21	2,655	3,058
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,213

		4,271

Massachusetts — 9.9%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,300
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,139
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,415	1,518
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,378
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,704

		7,039

Michigan — 3.4%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	2,000	2,152
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	292

		2,444

Mississippi — 0.7%
Mississippi Business Finance, Chevron USA Project (RB) Series B (VRDN)
0.840%, 09/01/17	500	500

Missouri — 4.5%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,922
5.000%, 06/01/27	1,145	1,287

		3,209

New Jersey — 4.1%
New Jersey Turnpike Authority (RB) Series A1
5.000%, 01/01/32	1,500	1,796

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New Jersey — continued
South Jersey Transportation Authority LLC (RB)
Series A
5.000%, 11/01/29	$1,000	$1,102

		2,898

North Carolina — 3.3%
North Carolina Eastern Municipal Power Agency, Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,358

Ohio — 3.4%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,115
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,278

		2,393

Oklahoma — 1.6%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA)
5.000%, 09/01/27	1,000	1,122

Pennsylvania — 8.5%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,112
Monroeville Finance Authority (RB)
5.000%, 02/15/26	850	1,050
5.000%, 02/15/27	1,275	1,585
Philadelphia Authority for Industrial
Development, Temple University (RB)
Second Series of 2016
5.000%, 04/01/31	1,000	1,163
Philadelphia Gas Works (RB) Thirteenth Series
5.000%, 08/01/22	1,000	1,165

		6,075

Texas — 5.4%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,597
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,256

		3,853

Washington — 3.3%
Energy Northwest, Project 1 (RB) Series A
5.000%, 07/01/26	2,000	2,336

	Par (000)	Value (000)

Guam — 2.3%
Guam (RB) Series A
5.000%, 01/01/25	$1,500	$1,640

Total Municipal Bonds
(Cost $66,588)		69,941
TOTAL INVESTMENTS — 98.1%
(Cost $66,588)*		69,941
Other Assets & Liabilities – 1.9%		1,363
TOTAL NET ASSETS — 100.0%		$71,304

*	Aggregate cost for Federal income tax purposes is (000) $66,588.

Gross unrealized appreciation (000)	$3,411
Gross unrealized depreciation (000)	(58)

Net unrealized appreciation (000)	$3,353

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$69,941	$–	$69,941

Total Assets - Investments in Securities	$–	$69,941	$–	$69,941

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    M a r y l a n d    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

Par (000)		Value (000)
MUNICIPAL BONDS — 98.5%
Maryland — 94.5%
Annapolis, Public Improvement (GO) Series 2017
5.000%, 08/01/23	$615	$704
Annapolis, Public Improvement, Prerefunded
08/01/21 @100 (GO) Series 2017
5.000%, 08/01/21	160	184
Anne Arundel County, Consolidated General
Improvement (GO)
5.000%, 04/01/31	1,000	1,200
Baltimore County, Consolidated Public
Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,816
Baltimore, Wastewater Projects (RB)
Series A (NATL-RE)
5.000%, 07/01/22	770	846
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,197
Cecil County, Consolidated Public
Improvement (GO)
4.000%, 02/01/30	1,000	1,111
Frederick County, Public Facilities (GO) Series A
5.000%, 08/01/28	1,000	1,244
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,211
Howard County, Consolidated Public
Improvement (GO) Series B
5.000%, 08/15/22	945	1,087
Howard County, Consolidated Public
Improvement, Prerefunded 08/15/21 @100
(GO) Series B
5.000%, 08/15/21	555	639
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	5	5
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,614
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,329
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,533
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	1,500	1,746
Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,142
Maryland Health & Higher Educational Facilities
Authority, University of Maryland Medical
Systems (RB) Series B
5.000%, 07/01/31	1,000	1,179
Maryland Stadium Authority, Baltimore City
Public Schools (RB)
5.000%, 05/01/32	1,000	1,178
Maryland State (GO) Series A
5.000%, 03/15/28	1,000	1,261

	Par (000)	Value (000)
Montgomery County (GO) Series A
5.000%, 11/01/29	$1,000	$1,213
Montgomery County, Department of Liquor
Control (RB) Series A
5.000%, 04/01/21	1,075	1,221
Prince George’s County, Consolidated Public
Improvement (GO) Series B
5.000%, 07/15/23	1,550	1,554
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,234
Washington Suburban Sanitary Commission,
Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,251
Worcester County, Consolidated Public
Improvement (GO)
5.000%, 03/01/22	1,000	1,166

		31,865

Guam — 4.0%
Guam (RB) Series A
5.000%, 01/01/27	1,250	1,352

Total Municipal Bonds
(Cost $32,241)		33,217
TOTAL INVESTMENTS — 98.5%
(Cost $32,241)*		33,217
Other Assets & Liabilities – 1.5%		511
TOTAL NET ASSETS — 100.0%		$33,728

*	Aggregate cost for Federal income tax purposes is (000) $32,240.

Gross unrealized appreciation (000)	$1,064
Gross unrealized depreciation (000)	(87)

Net unrealized appreciation (000)	$977

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$33,217	$–	$33,217

Total Assets - Investments in Securities	$–	$33,217	$–	$33,217

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    O h i o    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.9%
Ohio — 92.5%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,866
American Municipal Power, AMP Fremont
Energy Center Project (RB) Series B
5.000%, 02/15/25	1,500	1,714
Columbus, Various Purpose (GO) Series 4
5.000%, 02/15/27	1,000	1,268
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,330
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,333
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/29	850	970
Hilliard City School District (GO)
4.000%, 12/01/31	1,040	1,157
Kent State University (RB)
5.000%, 05/01/30	1,000	1,189
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	1,005	1,154
Miami University (RB)
5.000%, 09/01/29	350	422
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	599
5.000%, 11/15/30	450	537
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	1,095	1,186
Ohio State Higher Educational Facility
Commission, University of Dayton (RB)
Series A
5.000%, 12/01/24	525	628
5.000%, 12/01/26	725	864
5.000%, 12/01/27	160	189
Ohio State Highway Capital Improvements (GO)
Series Q
5.000%, 05/01/23	1,000	1,174
5.000%, 05/01/24	1,025	1,202
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/23	1,000	1,055
Ohio State Public Facilities Commission, Coal
Development (GO) Series M
5.000%, 02/01/24	1,310	1,594
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,327
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	106
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,231
Ohio State Water Development Authority, Water
Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,523
Summit County (GO)
4.000%, 12/01/28	1,000	1,117

	Par (000)	Value (000)

Toledo Water System (RB)
5.000%, 11/15/31	$1,000	$1,161
West Chester Township, Various Purpose (GO)
5.000%, 12/01/21	1,000	1,159
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,689

		30,744

Guam — 4.4%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,468

Total Municipal Bonds
(Cost $30,915)		32,212
TOTAL INVESTMENTS — 96.9%
(Cost $30,915)*		32,212
Other Assets & Liabilities – 3.1%		1,026
TOTAL NET ASSETS — 100.0%		$33,238

* Aggregate cost for Federal income tax purposes is (000) $30,915.

Gross unrealized appreciation (000)	$1,347
Gross unrealized depreciation (000)	(50)

Net unrealized appreciation (000)	$1,297

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$32,212	$–	$32,212

Total Assets - Investments in Securities	$–	$32,212	$–	$32,212

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.0%
Alaska — 4.0%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,172
Alaska International Airports System (RB)
Series A
5.000%, 10/01/24	1,250	1,519
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,832

		4,523

Arizona — 3.8%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,792
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,418

		4,210

California — 4.6%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/20	1,000	1,102
California State (GO)
5.000%, 11/01/18	2,000	2,097
California State, Economic Recovery, Prerefunded
07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	1,963

		5,162

District of Columbia — 1.6%
District of Columbia (GO) Series E
5.000%, 06/01/21	1,605	1,837

Florida — 11.6%
Broward County, Florida Port Facilities (RB)
Series A (AGM)
5.000%, 09/01/24	1,730	1,955
Central Florida Expressway Authority
(BAN) (RB)
1.625%, 01/01/19	1,925	1,929
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,069
5.000%, 06/01/21	1,500	1,709
5.000%, 06/01/22	1,500	1,730
Palm Beach County Health Facilities
Authority (RB)
4.000%, 12/01/19	1,000	1,053
Tampa Bay Water Regional Water Supply
Authority Utility System (RB) Series B
(ETM)
5.000%, 10/01/18	945	987
5.000%, 10/01/18	930	971
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/24	1,345	1,611

		13,014

	Par (000)	Value (000)

Illinois — 6.8%
Chicago Midway International Airport (RB)
Series B
5.000%, 01/01/22	$1,000	$1,148
Chicago O’Hare International Airport (RB)
Series B
5.000%, 01/01/23	1,000	1,181
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,667
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,059
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,499
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,038

		7,592

Indiana — 8.1%
Ball State University, Housing and Dining
System (RB)
5.000%, 07/01/21	725	826
5.000%, 07/01/22	500	584
Ball State University, Student Fee (RB)
Series R
5.000%, 07/01/21	1,500	1,710
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB)
5.000%, 08/15/20	1,000	1,108
5.000%, 08/15/21	1,000	1,141
Indiana Municipal Power Agency, Power Supply
System (RB) Series C
5.000%, 01/01/24	1,000	1,194
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,454

		9,017

Iowa — 1.1%
Ames, Mary Greeley Medical Center (RB)
5.000%, 06/15/23	1,040	1,227

Kansas — 2.1%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,082
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,212

		2,294

Kentucky — 2.8%
Kentucky Bond Development Corporation,
St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,171

Louisiana — 0.8%
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	947

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — 2.5%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	$1,500	$1,614
Maryland State, Prerefunded 03/01/21 @ 100
(GO) Series A
5.000%, 03/01/21	1,000	1,135

		2,749

Massachusetts — 0.8%
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	800	856

Michigan — 2.3%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,076
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,505

		2,581

Missouri — 5.1%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,098
5.000%, 06/01/22	1,570	1,810
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,776

		5,684

New Jersey — 2.5%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,534
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/27	1,000	1,239

		2,773

New York — 4.2%
Long Island Power Authority (RB)
Series A (ETM)
5.000%, 04/01/19	1,385	1,475
New York State Thruway Authority (RB)
Series A
5.000%, 05/01/19	3,000	3,199

		4,674

North Carolina — 4.5%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,065
North Carolina Housing Finance Agency (RB)
Series 38-B
4.000%, 07/01/47	1,500	1,636

	Par (000)	Value (000)

North Carolina Medical Care Commission,
North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	$2,115	$2,325

		5,026

Ohio — 0.5%
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/23	500	582

Pennsylvania — 8.8%
Allegheny County Higher Education Building
Authority, Chatham University (RB)
Series A
5.000%, 09/01/17	1,010	1,010
5.000%, 09/01/19	610	649
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,755
Dauphin County (GO)
5.000%, 11/15/18	765	803
Dauphin County (GO) (ETM)
5.000%, 11/15/18	250	262
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,764
Pennsylvania Housing Finance Agency (RB)
Series 105B
4.250%, 04/01/24	500	517
Pennsylvania Turnpike Commission (RB)
Series E
5.000%, 12/01/24	1,000	1,143
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	1,945

		9,848

Tennessee — 0.7%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	710	758

Texas — 10.0%
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/22	1,500	1,781
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	140
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,266
Lewisville Independent School
District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,301
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,613
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,267
University of Texas System (RB) Series J
5.000%, 08/15/24	1,500	1,844

		11,212

Utah — 1.0%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,074

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7     ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Virginia — 0.9%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN) 1.875%, 05/16/19	$1,050	$1,061

Washington — 5.9%
Energy Northwest, Project 1 (RB) Series A
5.000%, 07/01/26	2,000	2,336
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,494
Seattle Washington Municipal Light & Power
Improvement (RB) Series C
5.000%, 10/01/23	1,500	1,808

		6,638

Total Municipal Bonds (Cost $106,592)		108,510
TOTAL INVESTMENTS — 97.0% (Cost $106,592)*		108,510
Other Assets & Liabilities – 3.0%		3,334
TOTAL NET ASSETS — 100.0%		$111,844

*	Aggregate cost for Federal income tax purposes is (000) $106,592.

Gross unrealized appreciation (000)	$1,964
Gross unrealized depreciation (000)	(46)

Net unrealized appreciation (000)	$1,918

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$108,510	$–	$108,510

Total Assets - Investments in Securities	$–	$108,510	$–	$108,510

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t   3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.7%
Federal Farm Credit Bank — 14.6%
Federal Farm Credit Bank
1.260% (FEDL01+0.100%), 09/01/17 (FRN)	$55,000	$55,000
1.279% (US0001M+0.050%), 09/13/17 (FRN)	50,000	50,000
1.480% (FCPR DLY-2.770%), 09/14/17 (FRN)	88,000	88,007
1.354% (US0001M+0.125%), 09/14/17 (FRN)	18,000	18,000
1.035% (US0001M-0.200%), 09/22/17 (FRN)	40,000	40,000
1.304% (US0001M+0.070%), 09/28/17 (FRN)	40,000	40,000
1.361% (US0001M+0.130%), 10/06/17 (FRN)	20,000	20,000
1.300% (FCPR DLY-2.950%), 10/23/17 (FRN)	25,000	25,000
1.259% (US0001M+0.030%), 11/13/17 (FRN)	20,000	20,009
1.250% (FCPR DLY-3.000%), 11/24/17 (FRN)	25,000	25,012
1.403% (USBMMY3M+0.380%), 11/27/17 (FRN)	15,000	15,005
1.264% (US0001M+0.035%), 12/08/17 (FRN)	25,000	25,009
1.273% (USBMMY3M+0.250%), 12/18/17 (FRN)	30,000	30,000
1.253% (USBMMY3M+0.230%), 12/18/17 (FRN)	50,000	50,010
1.350% (FCPR DLY-2.900%), 12/22/17 (FRN)	15,000	14,999
1.260% (FEDL01+0.100%), 03/14/18 (FRN)	40,000	39,998
1.265% (US0001M+0.030%), 03/22/18 (FRN)	35,000	35,014
1.400% (FCPR DLY-2.850%), 04/05/18 (FRN)	40,000	40,069
1.350% (FCPR DLY-2.900%), 05/14/18 (FRN)	75,000	75,019
1.231% (US0001M+0.000%), 06/21/18 (FRN)	40,000	40,046
1.400% (FCPR DLY-2.850%), 08/10/18 (FRN)	28,000	27,992
1.073% (USBMMY3M+0.050%), 12/05/18 (FRN)	55,000	55,000
1.117% (US0003M-0.195%), 12/07/18 (FRN)	20,000	19,998
1.230% (FCPR DLY-3.020%), 01/14/19 (FRN)	35,000	35,053
1.123% (USBMMY3M+0.100%), 01/25/19 (FRN)	20,000	20,011
1.140% (FCPR DLY-3.110%), 02/28/19 (FRN)	35,000	34,997
1.190% (FCPR DLY-3.060%), 04/25/19 (FRN)	45,000	44,993
1.139% (US0001M-0.090%), 07/12/19 (FRN)	30,000	29,995
Federal Farm Credit Bank (DN)
1.063%, 10/16/17	25,000	24,967
0.866%, 10/23/17	15,000	14,981
1.043%, 11/15/17	20,000	19,957
0.947%, 11/28/17	50,000	49,885
0.857%, 12/06/17	10,000	9,977
0.928%, 12/18/17	30,000	29,917

	Par (000)	Value (000)

1.085%, 12/29/17	$20,000	$19,929
1.085%, 01/09/18	40,000	39,844
1.085%, 01/16/18	20,000	19,918
1.086%, 01/31/18	40,000	39,818
1.106%, 02/05/18	40,000	39,808
1.188%, 02/07/18	23,961	23,836
1.169%, 03/07/18	10,000	9,940
1.192%, 03/09/18	25,000	24,845
1.137%, 03/22/18	25,000	24,841

		1,406,699

Federal Home Loan Bank — 20.6%
Federal Home Loan Bank
0.750%, 09/08/17	25,000	25,000
1.076% (US0001M-0.155%), 10/06/17 (FRN)	30,000	30,000
1.229% (US0003M-0.075%), 10/10/17 (FRN)	45,000	45,000
1.306% (US0001M+0.075%), 10/20/17 (FRN)	50,000	50,000
1.027% (US0001M-0.205%), 11/01/17 (FRN)	40,000	40,000
1.307% (US0001M+0.075%), 11/02/17 (FRN)	25,000	25,000
1.129% (US0003M-0.180%), 11/13/17 (FRN)	25,000	25,000
1.066% (US0001M-0.170%), 11/30/17 (FRN)	30,000	30,000
1.061% (US0001M-0.170%), 01/05/18 (FRN)	25,000	25,000
1.058% (US0001M-0.170%), 01/18/18 (FRN)	40,000	40,000
1.079% (US0001M-0.155%), 01/25/18 (FRN)	30,000	30,000
0.929% (US0003M-0.385%), 01/25/18 (FRN)	50,000	50,000
1.062% (US0001M-0.170%), 02/01/18 (FRN)	30,000	30,000
1.074% (US0001M-0.160%), 02/28/18 (FRN)	50,000	50,000
1.032% (US0003M-0.170%), 03/01/18 (FRN)	30,000	30,004
1.091% (US0001M-0.140%), 04/06/18 (FRN)	40,000	40,000
1.086% (US0001M-0.145%), 04/19/18 (FRN)	35,000	35,000
1.086% (US0001M-0.145%), 04/20/18 (FRN)	25,000	25,000
1.092% (US0001M-0.140%), 05/01/18 (FRN)	30,000	30,000
1.074% (US0001M-0.155%), 05/08/18 (FRN)	40,000	40,000
1.069% (US0001M-0.160%), 05/11/18 (FRN)	25,000	25,000
1.253% (US0001M+0.025%), 05/17/18 (FRN)	25,000	25,000
1.093% (US0001M-0.143%), 05/22/18 (FRN)	30,000	29,999
1.094% (US0001M-0.135%), 06/12/18 (FRN)	25,000	25,000
1.113% (US0001M-0.115%), 08/23/18 (FRN)	40,000	40,000
1.109% (US0001M-0.125%), 08/27/18 (FRN)	40,000	39,996
1.112% (US0001M-0.120%), 10/01/18 (FRN)	35,000	35,000
1.096% (US0001M-0.135%), 10/19/18 (FRN)	25,000	25,000
1.139% (US0001M-0.090%), 11/08/18 (FRN)	40,000	40,000
1.141% (US0001M-0.090%), 11/09/18 (FRN)	40,000	40,000
1.144% (US0001M-0.090%), 01/25/19 (FRN)	30,000	30,000
1.151% (US0001M-0.080%), 02/04/19 (FRN)	40,000	40,000
Federal Home Loan Bank (DN)
1.032%, 09/01/17	20,000	20,000
1.027%, 09/07/17	20,000	19,997
0.956%, 09/08/17	36,000	35,993
0.943%, 09/18/17	30,000	29,987
0.704%, 09/19/17	15,000	14,995
1.037%, 09/26/17	25,000	24,982
0.913%, 09/29/17	114,870	114,789
1.074%, 10/04/17	30,000	29,971
1.033%, 10/10/17	45,000	44,950
1.039%, 10/11/17	55,000	54,937
1.084%, 10/12/17	30,000	29,963
1.084%, 10/16/17	30,000	29,960
0.985%, 10/18/17	40,000	39,949

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
1.058%, 10/20/17	$35,000	$34,950
0.999%, 10/25/17	14,669	14,647
1.000%, 10/26/17	15,000	14,977
1.053%, 10/30/17	25,000	24,957
0.985%, 11/02/17	25,000	24,958
1.073%, 11/03/17	35,000	34,934
1.048%, 11/08/17	29,349	29,291
1.094%, 11/15/17	25,000	24,943
1.007%, 12/05/17	30,000	29,921
1.146%, 12/29/17	25,000	24,906
1.126%, 01/12/18	29,000	28,880
1.141%, 01/26/18	25,000	24,884
1.146%, 02/02/18	35,000	34,829
1.121%, 02/21/18	39,425	39,214
1.131%, 02/28/18	25,000	24,859

		1,991,622

Federal Home Loan Mortgage Corporation — 7.0%
Federal Home Loan Mortgage Corporation
0.924% (US0003M-0.380%), 10/12/17 (FRN)	50,000	50,000
1.038% (US0001M-0.190%), 11/16/17 (FRN)	45,000	45,000
5.125%, 11/17/17	24,890	25,116
1.079% (US0001M-0.150%), 01/11/18 (FRN)	50,000	50,000
0.875%, 03/07/18	25,000	24,970
1.063% (US0001M-0.165%), 05/18/18 (FRN)	50,000	50,000
1.071% (US0001M-0.160%), 07/19/18 (FRN)	45,000	45,000
1.063% (US0003M-0.250%), 07/24/18 (FRN)	26,700	26,692
0.850%, 07/27/18	40,000	39,854
1.149% (US0001M-0.080%), 02/14/19 (FRN)	45,000	45,000
Federal Home Loan Mortgage Corporation (DN)
0.652%, 09/01/17	25,000	25,000
0.883%, 09/05/17	25,000	24,997
0.904%, 09/15/17	50,000	49,982
0.874%, 09/18/17	30,000	29,988
1.003%, 10/06/17	25,000	24,976
1.004%, 10/13/17	30,000	29,965
1.033%, 10/17/17	20,800	20,773
1.005%, 10/23/17	25,000	24,964
1.019%, 11/02/17	25,000	24,956
1.137%, 02/02/18	20,000	19,903

		677,136

Federal National Mortgage Association — 2.5%
Federal National Mortgage Association
1.239% (US0001M+0.010%), 09/08/17 (FRN)	9,015	9,015
1.241% (US0001M+0.010%), 10/05/17 (FRN)	50,000	49,998
0.875%, 12/20/17	25,000	25,001
1.275% (US0003M-0.030%), 01/11/18 (FRN)	40,000	40,033
0.875%, 05/21/18	25,000	24,934
Federal National Mortgage Association (DN)
1.043%, 11/01/17	25,000	24,956
1.063%, 11/06/17	25,000	24,952
1.138%, 01/03/18	40,000	39,844

		238,733

Total U.S. Government Agency Obligations (Cost $4,314,190)		4,314,190

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Bills† — 7.3%
1.068%, 10/19/17	$70,000	$69,902
0.983%, 10/26/17	40,000	39,942
1.008%, 11/02/17	40,000	39,927
1.069%, 11/09/17	30,000	29,937
0.998%, 11/24/17	100,000	99,757
1.120%, 12/28/17	60,000	59,787
1.111%, 01/04/18	85,000	84,680
1.111%, 01/11/18	100,000	99,596
1.101%, 01/18/18	35,000	34,853
1.126%, 02/08/18	105,000	104,489
1.100%, 02/15/18	40,000	39,797

		702,667

U.S. Treasury Notes — 8.7%
0.750%, 10/31/17	120,000	119,976
1.191% (USBMMY3M+0.168%), 10/31/17 (FRN)	15,000	15,003
0.875%, 11/15/17	100,000	100,003
0.875%, 11/30/17	60,000	59,975
1.000%, 12/31/17	120,000	119,950
0.750%, 01/31/18	80,000	79,873
0.875%, 01/31/18	95,000	94,897
1.295% (USBMMY3M+0.272%), 01/31/18 (FRN)	26,667	26,701
1.000%, 02/15/18	70,000	69,953
0.750%, 02/28/18	85,000	84,833
0.750%, 03/31/18	35,000	34,911
1.193% (USBMMY3M+0.170%), 10/31/18 (FRN)	35,000	35,070

		841,145

Total U.S. Treasury Obligations (Cost $1,543,812)		1,543,812

	Number of Shares
MONEY MARKET FUNDS — 1.3%
Invesco Government & Agency Portfolio, Institutional Class 0.930% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.896% (A)	123,395,840	123,396

Total Money Market Funds (Cost $124,396)		124,396

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 39.0%

Federal Reserve Bank of New York

1.000% (dated 08/31/17, due 09/01/17, repurchase price $1,100,030,556, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 1.625% to 8.000%, due 11/15/21 to 08/15/43, total value $1,100,030,574)	$1,100,000	$1,100,000

Goldman Sachs & Co.

1.040% (dated 08/31/17, due 09/01/17, repurchase price $650,018,778, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.000% to 7.000%, due 03/01/23 to 08/20/47, total value $663,000,000)	650,000	650,000

HSBC Securities USA

1.050% (dated 08/31/17, due 09/01/17, repurchase price $400,011,667, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 1.125% to 4.375%, due 01/31/19 to 11/15/39, total value $408,003,019) (B)	400,000	400,000

1.060% (dated 08/31/17, due 09/01/17,repurchase price $300,008,833, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.000%, due 02/01/47 to 05/01/47, total value $306,001,527) (B)	300,000	300,000

Merrill Lynch Pierce Fenner & Smith

1.040% (dated 08/31/17, due 09/01/17, repurchase price $100,002,889, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.500% to 4.500%, due 05/01/31 to 11/01/46, total value $102,000,000)	100,000	100,000

Mitsubishi UFJ Securities Inc.

1.000% (dated 08/31/17, due 09/01/17, repurchase price $100,002,778, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.000% to 6.000%, due 07/01/24 to 08/01/47, total value $102,002,947)	100,000	100,000

	Par (000)	Value (000)

RBC Capital Markets LLC

1.040% (dated 08/31/17, due 09/01/17, repurchase price $200,005,778, collateralized by U.S. Treasury Floating Rate Note, U.S. Treasury Inflation Adjusted Notes, U.S. Treasury Inflation Bond and U.S. Treasury Notes, 0.625% to 2.375%, due 07/31/19 to 01/15/28, total value $204,005,896) (C)	$200,000	$200,000

1.050% (dated 08/31/17, due 09/01/17, repurchase price $200,005,833, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 7.000%, due 07/01/23 to 08/20/47, total value $204,005,950) (C)	200,000	200,000

Royal Bank of Scotland

1.040% (dated 08/31/17, due 09/01/17, repurchase price $500,014,444, collateralized by U.S. Treasury Note, 0.750% to 5.250%, due 12/31/17 to 08/15/43, total value $510,004,909)	500,000	500,000

Toronto Dominion Securities LLC

1.060% (dated 08/31/17, due 09/01/17, repurchase price $205,006,036, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.500%, due 01/01/47 to 05/01/47, total value $209,100,000)	205,000	205,000

Total Repurchase Agreements (Cost $3,755,000)		3,755,000
TOTAL INVESTMENTS — 101.0% (Cost $9,737,398)*		9,737,398
Other Assets & Liabilities – (1.0)%		(92,384)
TOTAL NET ASSETS — 100.0%		$9,645,014

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of August 31, 2017, the total value of HSBC Securities USA Repurchase Agreements is $700,000 (000) (collateral value of $714,005 (000)).
(C)	As of August 31, 2017, the total value of RBC Capital Markets LLC Repurchase Agreements is $400,000 (000) (collateral value of $408,012 (000)).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$124,396	$–	$–	$124,396

Repurchase Agreements	–	3,755,000	–	3,755,000

U.S. Government Agency Obligations	–	4,314,190	–	4,314,190

U.S. Treasury Obligations	–	1,543,812	–	1,543,812

Total Assets - Investments in Securities	$124,396	$9,613,002	$–	$9,737,398

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    T r e a s u r y    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 96.5%
U.S. Cash Management Bill† — 1.3%
1.080%, 01/02/18	$15,000	$14,947

U.S. Treasury Bills† — 63.3%
0.957%, 09/07/17	70,000	69,989
0.930%, 09/14/17	45,000	44,985
0.969%, 09/21/17	40,000	39,978
0.974%, 09/28/17	63,000	62,954
1.032%, 10/05/17	23,000	22,978
1.042%, 10/12/17	40,000	39,956
1.068%, 10/19/17	35,000	34,953
0.983%, 10/26/17	57,000	56,912
1.008%, 11/02/17	62,000	61,889
1.069%, 11/09/17	43,000	42,916
1.044%, 11/16/17	30,000	29,934
0.998%, 11/24/17	35,000	34,918
1.040%, 11/30/17	43,000	42,892
1.120%, 12/28/17	50,000	49,820
1.111%, 01/04/18	20,000	19,923
1.111%, 01/11/18	22,000	21,911
1.101%, 01/18/18	15,000	14,937
1.094%, 03/01/18	10,000	9,945

		701,790

U.S. Treasury Notes — 31.9%
1.000%, 09/15/17	8,000	8,001
1.191% (USBMMY3M+0.168%), 10/31/17 (FRN)	133,000	133,033
0.875%, 11/15/17	11,000	11,001
1.295% (USBMMY3M+0.272%), 01/31/18 (FRN)	78,333	78,434
1.213% (USBMMY3M+0.190%), 04/30/18 (FRN)	43,000	43,047
1.197% (USBMMY3M+0.174%), 07/31/18 (FRN)	37,000	37,069
1.193% (USBMMY3M+0.170%), 10/31/18 (FRN)	43,000	43,093

		353,678

Total U.S. Treasury Obligations (Cost $1,070,415)		1,070,415

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 3.2%
BlackRock Treasury Trust Fund Institutional Class, 0.871%†† (A)	500,000	$500
Dreyfus Treasury Securities Cash Management Institutional Shares, 0.870% (A)	35,682,803	35,683

Total Money Market Funds (Cost $36,183)		36,183
TOTAL INVESTMENTS — 99.7% (Cost $1,106,598)*		1,106,598

Other Assets & Liabilities – 0.3%		2,960
TOTAL NET ASSETS — 100.0%		$1,109,558

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2017 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$36,183	$–	$–	$36,183

U.S. Treasury Obligations	–	1,070,415	–	1,070,415

Total Assets - Investments in Securities	$36,183	$1,070,415	$–	$1,106,598

There were no transfers between Levels during the three-month period ended August 31, 2017.

See Notes to Schedules of Investments.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 7    ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of August 31, 2017, the Trust offered for sale shares of 24 Funds (individually, a “Fund”, collectively, the “Funds”).

Effective August 7, 2017, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund were liquidated pursuant to a plan approved by the Board of Trustees (the “Board”) on June 6, 2017. As of August 31, 2017, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board. A number of Services are available and the Funds may use various Services or discontinue the use of any Service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on August 31, 2017 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

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Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2017 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

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Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities.The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at period end, if applicable, is included in the respective Fund’s Schedule of Investments. As of August 31, 2017, there were no open forward currency contracts.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at August 31, 2017 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of August 31, 2017 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 08/31/17 (000)

Liability Derivative Value
International Equity Fund
Futures Contracts	$105	$–	$105
During the three-month period ended August 31, 2017, the futures transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2017 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts August 31, 2017 (000)

International Equity Fund
Futures Contracts	$9,330	$9,726	$(9,330)	$9,726

3. Affiliated Investments

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust, PNC Advantage Funds, a separate investment company affiliated with PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The total value at May 31, 2017 and August 31, 2017, and the purchases, sales proceeds, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated investments for the three-month period ended August 31, 2017 are shown in the following table.

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	Value of Affiliated Investments at 05/31/17 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 08/31/17 (000)	Income Distributions from Affiliated Investments (000)
Balanced Allocation Fund
iShares MSCI EAFE Value ETF	$806	$–	$–	$–	$8	$814	$18
PNC Government Money Market Fund	454	1,504	1,445	–	–	513	1
PNC International Growth Fund	2,636	–	–	–	164	2,800	–
	$3,896	$1,504	$1,445	$–	$172	$4,127	$19
Emerging Markets Equity Fund
iShares MSCI Thailand Capped ETF	$125	$–	$–	$–	$7	$132	$2
PNC Government Money Market Fund	544	703	734	–	–	513	1
	$669	$703	$734	$–	$7	$645	$3
International Equity Fund
iShares STOXX Europe 600 Banks UCITS ETF (DE)	$9,613	$231	$–	$–	$394	$10,238	$171
PNC Government Money Market Fund	73,759	92,871	90,115	–	–	76,515	93
	$83,372	$93,102	$90,115	$–	$394	$86,753	$264
International Growth Fund
iShares MSCI Japan ETF	$98	$–	$–	$–	$2	$100	$1
iShares STOXX Europe 600 Banks UCITS ETF (DE)	118	–	–	–	5	123	2
PNC Government Money Market Fund	86	548	314	–	–	320	–	*
	$302	$548	$314	$–	$7	$543	$3
Multi-Factor All Cap Fund
iShares Russell 3000 ETF	$143	$699	$647	$5	$(2)	$198	$–
PNC Government Money Market Fund	20	1,377	1,141	–	–	256	–	*
	$163	$2,076	$1,788	$5	$(2)	$454	$–
Multi-Factor Large Cap Growth Fund
iShares Russell 1000 Growth ETF	$995	$–	$78	$4	$31	$952	$3
PNC Government Money Market Fund	2,537	2,706	2,770	–	–	2,473	2
	$3,532	$2,706	$2,848	$4	$31	$3,425	$5
Multi-Factor Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,139	$542	$628	$1	$7	$1,061	$7
PNC Government Money Market Fund	1,360	4,935	2,509	–	–	3,786	2
	$2,499	$5,477	$3,137	$1	$7	$4,847	$9
Multi-Factor Small Cap Core Fund
iShares Russell 2000 ETF	$2,840	$–	$2,951	$99	$12	$–	$–
PNC Government Money Market Fund	19,746	23,172	18,862	–	–	24,056	15
	$22,586	$23,172	$21,813	$99	$12	$24,056	$15
Multi-Factor Small Cap Growth Fund
PNC Government Money Market Fund	$3,303	$15,250	$9,780	$–	$–	$8,773	$4
Multi-Factor Small Cap Value Fund
PNC Government Money Market Fund	$3,448	$1,868	$1,443	$–	$–	$3,873	$1

	Value of Affiliated Investments at 05/31/17 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 08/31/17 (000)	Income Distributions from Affiliated Investments (000)
S&P 500 Index Fund
BlackRock	$365	$–	$58	$30	$(20)	$317	$4
PNC Government Money Market Fund	482	5,329	5,316	–	–	495	2
PNC Financial Services Group	425	–	67	38	(14)	382	2
	$1,272	$5,329	$5,441	$68	$(34)	$1,194	$8
Small Cap Fund
PNC Government Money Market Fund	$53,453	$87,079	$99,334	$–	$–	$41,198	$39
Bond Fund
PNC Government Money Market Fund	$1,624	$2,131	$3,353	$–	$–	$402	$1
Government Mortgage Fund
PNC Government Money Market Fund	$489	$3,809	$3,996	$–	$–	$302	$1
Intermediate Bond Fund
PNC Government Money Market Fund	$1,889	$15,196	$14,183	$–	$–	$2,902	$3
Limited Maturity Bond Fund
PNC Government Money Market Fund	$5,167	$27,898	$29,612	$–	$–	$3,453	$8
Total Return Advantage Fund
PNC Government Money Market Fund	$8,479	$7,420	$13,201	$–	$–	$2,698	$4
Ultra Short Bond Fund
PNC Government Money Market Fund	$4,394	$128,924	$106,223	$–	$–	$27,095	$29

* Amount represents less than $500.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

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The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	10/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	10/24/2017

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	10/24/2017

* Print the name and title of each signing officer under his or her signature.